UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-00945

                                      Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                         Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

One Financial Plaza

                           Hartford, CT 06103-2608

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS EQUITY TRUST

September 30, 2020
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund (f/k/a: Virtus Rampart Enhanced Core Equity Fund)*
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
Virtus KAR Small-Mid Cap Core Fund
Virtus SGA Emerging Markets Growth Fund
Virtus SGA Global Growth Fund*
*Prospectus supplement applicable to this fund appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Message to Shareholders		1
Disclosure of Fund Expenses		2
Key Investment Terms		5
Fund	Fund Summary	Schedule of Investments
Virtus KAR Capital Growth Fund (“KAR Capital Growth Fund”)	8	38
Virtus KAR Equity Income Fund (f/k/a: Virtus Rampart Enhanced Core Equity Fund) (“KAR Equity Income Fund”)	11	40
Virtus KAR Global Quality Dividend Fund (“KAR Global Quality Dividend Fund”)	13	41
Virtus KAR Mid-Cap Core Fund (“KAR Mid-Cap Core Fund”)	16	42
Virtus KAR Mid-Cap Growth Fund (“KAR Mid-Cap Growth Fund”)	19	43
Virtus KAR Small-Cap Core Fund (“KAR Small-Cap Core Fund”)	22	45
Virtus KAR Small-Cap Growth Fund (“KAR Small-Cap Growth Fund”)	25	46
Virtus KAR Small-Cap Value Fund (“KAR Small-Cap Value Fund”)	28	47
Virtus KAR Small-Mid Cap Core Fund (“KAR Small-Mid Cap Core Fund”)	31	48
Virtus SGA Emerging Markets Growth Fund (“SGA Emerging Markets Growth Fund”)	34	49
Virtus SGA Global Growth Fund (“SGA Global Growth Fund”)	36	50
Statements of Assets and Liabilities		52
Statements of Operations		57
Statements of Changes in Net Assets		60
Financial Highlights		66
Notes to Financial Statements		74
Report of Independent Registered Public Accounting Firm		90
Tax Information Notice		91
Statement Regarding Liquidity Risk Management Program		92
Results of Shareholder Meeting		93
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		94
Fund Management Tables		99
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO  HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2020.
We witnessed unprecedented events and stark changes during the past 12 months. The global economy, which experienced strong growth during the first five months of the fiscal year, was largely shut down in March of 2020 in response to the coronavirus pandemic. Markets reacted by declining sharply, leading policymakers to quickly introduce supportive monetary and fiscal measures. These proved effective, and many markets swiftly reversed course. In fact, the U.S. stock market erased its losses and reached a new high in August.
After this wild ride, most asset classes were able to post positive returns for the 12 months ended September 30, 2020. U.S. large-capitalization stocks returned 15.15%, as measured by the S&P 500® Index. Small-cap stocks lagged, but wound up in positive territory with a return of 0.39%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were up 0.49% for the 12 months, trailing emerging markets, which gained 10.54%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, monetary easing drove the yield on the 10-year Treasury to 0.69% at September 30, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.98%. Non-investment grade bonds were up 3.25% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Our investment teams maintained their disciplined approach in the midst of this turbulence, and remain focused on helping you achieve your long-term goals. While uncertainty may lie ahead, you can depend on us to continue investing your capital with skill and care. To learn more about the other investment strategies we offer, please visit Virtus.com.
On behalf of our investment managers, thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2020 TO September 30, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Virtus Equity Trust Fund discussed in this shareholder report (each, a “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares and Class R6 shares are sold without sales charges and do not incur distribution and service fees. Class R6 shares also do not incur shareholder servicing fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2020.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,526.80	1.23%	$ 7.77
	Class C	1,000.00	1,521.30	2.00	12.61
	Class I	1,000.00	1,527.90	1.02	6.45
	Class R6	1,000.00	1,530.80	0.73	4.62
KAR Equity Income Fund
	Class A	1,000.00	1,318.30	1.26	7.30
	Class C	1,000.00	1,313.90	2.00	11.57
	Class I	1,000.00	1,320.30	1.01	5.86
	Class R6	1,000.00	1,320.30	0.96	5.57
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,130.20	1.35	7.19
	Class C	1,000.00	1,125.50	2.10	11.16
	Class I	1,000.00	1,131.10	1.10	5.86
	Class R6	1,000.00	1,132.60	0.78	4.16
KAR Mid-Cap Core Fund
	Class A	1,000.00	1,303.20	1.20	6.91
	Class C	1,000.00	1,298.30	1.95	11.20
	Class I	1,000.00	1,304.90	0.95	5.47
	Class R6	1,000.00	1,305.60	0.87	5.01
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,535.30	1.25	7.92
	Class C	1,000.00	1,529.50	2.00	12.65
	Class I	1,000.00	1,537.00	1.01	6.41
	Class R6	1,000.00	1,538.40	0.83	5.27
KAR Small-Cap Core Fund
	Class A	1,000.00	1,271.40	1.29	7.33
	Class C	1,000.00	1,267.00	2.01	11.39
	Class I	1,000.00	1,273.50	1.01	5.74
	Class R6	1,000.00	1,273.60	0.93	5.29
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,483.50	1.36	8.44
	Class C	1,000.00	1,478.70	2.07	12.83
	Class I	1,000.00	1,485.80	1.09	6.77
	Class R6	1,000.00	1,486.40	1.00	6.22

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2020 TO September 30, 2020
		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Small-Cap Value Fund
	Class A	$1,000.00	$1,330.40	1.23%	$ 7.17
	Class C	1,000.00	1,325.20	1.98	11.51
	Class I	1,000.00	1,331.30	0.99	5.77
	Class R6	1,000.00	1,332.40	0.89	5.19
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,387.50	1.30	7.76
	Class C	1,000.00	1,382.80	2.05	12.21
	Class I	1,000.00	1,389.80	1.05	6.27
	Class R6	1,000.00	1,391.40	0.97	5.80
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,351.90	1.48	8.70
	Class C	1,000.00	1,345.90	2.23	13.08
	Class I	1,000.00	1,352.20	1.23	7.23
	Class R6	1,000.00	1,354.10	1.05	6.18
SGA Global Growth Fund
	Class A	1,000.00	1,373.00	1.35	8.01
	Class C	1,000.00	1,367.20	2.13	12.61
	Class I	1,000.00	1,374.90	1.13	6.71
	Class R6	1,000.00	1,376.60	0.90	5.35

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Capital Growth Fund
	Class A	$ 1,000.00	$ 1,018.85	1.23%	$ 6.21
	Class C	1,000.00	1,015.00	2.00	10.08
	Class I	1,000.00	1,019.90	1.02	5.15
	Class R6	1,000.00	1,021.35	0.73	3.69
KAR Equity Income Fund
	Class A	1,000.00	1,018.70	1.26	6.36
	Class C	1,000.00	1,015.00	2.00	10.08
	Class I	1,000.00	1,019.95	1.01	5.10
	Class R6	1,000.00	1,020.20	0.96	4.85
KAR Global Quality Dividend Fund
	Class A	1,000.00	1,018.25	1.35	6.81
	Class C	1,000.00	1,014.50	2.10	10.58
	Class I	1,000.00	1,019.50	1.10	5.55
	Class R6	1,000.00	1,021.10	0.78	3.94

VIRTUS EQUITY TRUST
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2020 TO September 30, 2020
		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
KAR Mid-Cap Core Fund
	Class A	$1,000.00	$1,019.00	1.20%	$ 6.06
	Class C	1,000.00	1,015.25	1.95	9.82
	Class I	1,000.00	1,020.25	0.95	4.80
	Class R6	1,000.00	1,020.65	0.87	4.39
KAR Mid-Cap Growth Fund
	Class A	1,000.00	1,018.75	1.25	6.31
	Class C	1,000.00	1,015.00	2.00	10.08
	Class I	1,000.00	1,019.95	1.01	5.10
	Class R6	1,000.00	1,020.85	0.83	4.19
KAR Small-Cap Core Fund
	Class A	1,000.00	1,018.55	1.29	6.51
	Class C	1,000.00	1,014.95	2.01	10.13
	Class I	1,000.00	1,019.95	1.01	5.10
	Class R6	1,000.00	1,020.35	0.93	4.70
KAR Small-Cap Growth Fund
	Class A	1,000.00	1,018.20	1.36	6.86
	Class C	1,000.00	1,014.65	2.07	10.43
	Class I	1,000.00	1,019.55	1.09	5.50
	Class R6	1,000.00	1,020.00	1.00	5.05
KAR Small-Cap Value Fund
	Class A	1,000.00	1,018.85	1.23	6.21
	Class C	1,000.00	1,015.10	1.98	9.97
	Class I	1,000.00	1,020.05	0.99	5.00
	Class R6	1,000.00	1,020.55	0.89	4.50
KAR Small-Mid Cap Core Fund
	Class A	1,000.00	1,018.50	1.30	6.56
	Class C	1,000.00	1,014.75	2.05	10.33
	Class I	1,000.00	1,019.75	1.05	5.30
	Class R6	1,000.00	1,020.15	0.97	4.90
SGA Emerging Markets Growth Fund
	Class A	1,000.00	1,017.60	1.48	7.47
	Class C	1,000.00	1,013.85	2.23	11.23
	Class I	1,000.00	1,018.85	1.23	6.21
	Class R6	1,000.00	1,019.75	1.05	5.30
SGA Global Growth Fund
	Class A	1,000.00	1,018.25	1.35	6.81
	Class C	1,000.00	1,014.35	2.13	10.73
	Class I	1,000.00	1,019.35	1.13	5.70
	Class R6	1,000.00	1,020.50	0.90	4.55

*	Expenses are equal to the relevant Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about a Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to that Fund’s prospectus.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
Global Quality Dividend Linked Benchmark
The Global Quality Dividend Linked Benchmark consists of the Russell Developed Large Cap Index (net), a free-float market capitalization-weighted index constructed to provide a comprehensive and unbiased barometer for the large-cap segment in the developed world, calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Global Quality Dividend Linked Benchmark prior to 2/1/2017 is that of the Russell 1000® Value Index.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI AC World Growth Index (net)
The MSCI AC World Growth Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of large and mid cap securities exhibiting overall growth style characteristics across developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI All Country World Index (ACWI) (net)
The MSCI AC World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI USA High Dividend Yield Index (net)
The MSCI USA High Dividend Yield Index is based on the MSCI USA Index, its parent index, and includes large and mid-cap stocks. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested; it is unmanaged; its returns do not reflect any fees, expenses or sales charges; and it is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2020
MSCI World High Dividend Yield Index (net)
The MSCI World High Dividend Yield Index (net) is based on the MSCI World Index, its parent index, and includes large- and mid-cap stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Growth Index
The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Value Index
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2500TM Index
The Russell 2500TM Index is a market capitalization-weighted index of the 2,500 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell Midcap® Growth Index
The Russell Midcap® Growth Index is a market capitalization-weighted index of medium-capitalization, growth-oriented stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell Midcap® Index
The Russell Midcap® Index is a market capitalization-weighted index of medium-capitalization stocks of U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

VIRTUS EQUITY TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2020
Sponsored ADR (“American Depositary Receipt”)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.

Ticker Symbols:
Class A: PSTAX
Class C: SSTFX
Class I: PLXGX
Class R6: VCGRX
KAR Capital Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 49.20%, Class C shares at NAV returned 48.09%, Class I shares at NAV returned 48.72%, and Class R6 shares at NAV returned 49.99%. For the same period, the Russell 1000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 37.53%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell 1000® Growth Index, during the fiscal year ended September 30, 2020. Strong stock selection in information technology and communication services contributed to performance. Poor stock selection and overweight positions in financials and materials detracted from performance.
The biggest contributors to performance during the period were Amazon.com and Bill.com.
•   Amazon continued on its powerful growth trajectory, powered by its wide-moat e-commerce business and dominant web services offering, Amazon Web Services. Amazon delivered blockbuster quarterly revenue that many investors expected, as stay-at-home restrictions helped the company capture an even greater share of consumer spending.
•   Bill.com is a natural beneficiary of businesses digitizing, automating one of the most labor-intensive back office operations with its invoice and payment processing solution. Providing further validation of the value of its software, Bill.com has also been selected by each of the three largest banks in the country to offer a white-label version of its software to their commercial clients.
•  Other top contributors included Nvidia, Alibaba Group, and The Trade Desk.
The biggest detractors from performance were Ross Stores and Bank of America.
•   Ross Stores underperformed due to the fact that its locations were closed for a period of time and, even after reopening, traffic did not return to previous levels. Soft earnings reports, withdrawn earnings guidance, a $2 billion debt offering, and suspension of both the dividend and the share repurchase program all conspired to dent investor confidence. However, none of these developments were surprising. The company still reports optimism about inventory availability, which we believe ultimately drives the shopping experience and store traffic. We continued to hold the stock as of the end of the fiscal year.
•   Bank of America generates over 50% of its income from interest, which came under pressure from the Federal Reserve’s (the Fed’s) decision to cut interest rates in March of 2020. Despite the fact that the bank has exemplary credit ratios, it voluntarily agreed to suspend share repurchases to ensure liquidity during the COVID-19 crisis. This removed a critical source of support from the company’s share price. We continued to hold the stock through the end of the reporting period.
•  Other top detractors included Las Vegas Sands, Charles Schwab, and EcoLab.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Capital Growth Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Information Technology	33%
Consumer Discretionary	26
Communication Services	14
Industrials	9
Health Care	6
Financials	5
Consumer Staples	5
Other	2
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Capital Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	49.20%	20.11%	16.01%	— %	—
Class A shares at POP[3,4]	40.62	18.70	15.32	—	—
Class C shares at NAV[2] and with CDSC[4]	48.09	19.17	15.12	—	—
Class I shares at NAV[2]	48.72	20.26	16.22	—	—
Class R6 shares at NAV[2]	49.99	—	—	18.31	1/30/18
Russell 1000® Growth Index	37.53	20.10	17.25	18.21 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.24%; Class C shares: 2.02%; Class I shares: 1.03%; Class R6 shares: Gross 0.94%, Net 0.73%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PDIAX
Class C: PGICX
Class I: PXIIX
Class R6: VECRX
KAR Equity Income Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 12.75%, Class C shares at NAV returned 11.91%, Class I shares at NAV returned 12.98%, and Class R6 shares at NAV returned 13.08%. For the same period, the MSCI USA High Dividend Yield Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -3.30%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
Kayne Anderson Rudnick Investment Management, LLC (“KAR”) became the subadviser of the Fund effective September 1, 2020. Performance of the Fund prior thereto is that of a different manager.
The Fund outperformed its benchmark, the MSCI USA High Dividend Yield Index (net), during the fiscal year ended September 30, 2020. Strong stock selection in information technology and communication services contributed to performance. Underweight positions in health care and consumer staples detracted from performance.
The biggest contributors to performance during the period were Apple and Microsoft.
•   Apple and Microsoft were holdings of the prior investment manager of the Fund.
•  Other top contributors included Amazon.com, Facebook, and NVIDIA (also holdings of the prior manager).
The biggest detractors from performance during the period were Wells Fargo and Boeing.
•   Wells Fargo and Boeing were holdings of the prior investment manager of the Fund.
•  Other top detractors included Cisco Systems, Exxon Mobil (holding of the prior manager), and Patterson Companies.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Industrials	17%
Health Care	14
Information Technology	13
Consumer Staples	12
Utilities	10
Communication Services	9
Consumer Discretionary	8
Other (includes short-term investment)	17
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Equity Income Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	12.75%	11.12%	11.76%	— %	—
Class A shares at POP[3,4]	6.27	9.81	11.10	—	—
Class C shares at NAV[2] and with CDSC[4]	11.91	10.29	10.92	—	—
Class I shares at NAV[2]	12.98	11.40	12.03	—	—
Class R6 shares at NAV[2]	13.08	—	—	5.12	1/30/18
S&P 500® Index[5]	15.15	14.15	13.74	8.92 [6]	—
MSCI USA High Dividend Yield Index (net)	-3.30	9.68	10.95	1.36 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.34%, Net 1.20%; Class C shares: Gross 2.10%, Net 1.95%; Class I shares: Gross 1.09%, Net 0.95%; Class R6 shares: Gross 1.03%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The Fund changed its primary benchmark during the year to the MSCI USA High Dividend Yield Index (net).The Fund’s new subadviser believes the MSCI USA High Dividend Yield Index (net) better reflects the markets and securities in which the Fund is invested than the Fund’s previous benchmark, the S&P 500® Index.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2022. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PPTAX
Class C: PPTCX
Class I: PIPTX
Class R6: VGQRX
KAR Global Quality Dividend Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of total return, consisting of both capital appreciation and current income. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned -11.63%†, Class C shares at NAV returned -12.34%, Class I shares at NAV returned -11.47%, and Class R6 shares at NAV returned -11.18%. The MSCI World High Dividend Yield Index (net), which serves as the Fund’s broad-based index, returned -4.09% and the Global Quality Dividend Linked Benchmark, the Fund’s style-specific Index, returned -4.09%.
   † See footnote 3 on page 15.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund underperformed its benchmark, the MSCI World High Dividend Yield Index, during the fiscal year ended September 30, 2020. Poor stock selection and an underweight in health care, as well as poor stock selection in real estate, detracted from performance. Strong stock selection and an overweight in industrials, and strong stock selection in consumer discretionary, helped to offset some of the underperformance.
The biggest contributors to performance during the fiscal year were Watsco and Spark New Zealand.
•   Watsco’s core HVAC products were seen to provide protection during COVID-19. The company also benefited from the rollout of new mobile apps and an e-commerce platform that proved to be a strong competitive advantage. In addition, as the business slowed somewhat, working capital cash flow improved, providing protection for the dividend.
•  Strong business results from Spark New Zealand’s mobile and cloud businesses and containment of COVID-19 in New Zealand contributed to the strong performance of the shares during the fiscal year.
•  Other top contributors included Crown Castle International, Fastenal, and Eastman Chemical.
The biggest detractors from performance during the period were Lamar Advertising and WPP.
•   Lamar Advertising’s customers tend to be smaller, local businesses, and this segment was hit particularly hard by COVID-19. The severity and length of the downturn could result in an extended period of lower-than-anticipated revenue for the company, which would have a significant impact on the company’s cash flow and ability to pay its dividend. As a result, we sold our shares during the reporting period. The company subsequently reduced its dividend by half.
•  Since the onset of COVID-19, the advertising industry has seen significantly stronger disruption than it normally experiences during recessionary periods. As a result, WPP suspended the dividend that it had announced in February 2020. Because the current environment may weigh on the industry for an extended period of time and may negatively impact future dividends, we sold our shares during the period.
•  Other top detractors included ONEOK, Realty Income, and AT&T.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Global Quality Dividend Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Communication Services	18%
Health Care	15
Financials	14
Industrials	14
Information Technology	11
Utilities	10
Consumer Staples	9
Other	9
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Global Quality Dividend Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	-11.63% [3]	5.54%	7.70%	— %	—
Class A shares at POP[4,5]	-16.71	4.29	7.06	—	—
Class C shares at NAV[2] and with CDSC[5]	-12.34	4.74	6.89	—	—
Class I shares at NAV[2]	-11.47	5.80	7.96	—	—
Class R6 shares at NAV[2]	-11.18	—	—	-6.57	8/1/19
MSCI World High Dividend Yield Index (net)	-4.09	6.61	6.85	-1.62 [6]	—
Global Quality Dividend Linked Benchmark	-4.09	8.45	10.35	-1.62 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.56%, Net 1.35%; Class C shares: Gross 2.29%, Net 2.10%; Class I shares: Gross 1.36%, Net 1.10%; Class R6 shares: Gross 1.27%, Net 0.78%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: VMACX
Class C: VMCCX
Class I: VIMCX
Class R6: VRMCX
KAR Mid-Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 14.39%, Class C shares at NAV returned 13.51%, Class I shares at NAV returned 14.65%, and Class R6 shares at NAV returned 14.77%. For the same period, the Russell Midcap® Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 4.55%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell Midcap Index, during the fiscal year ended September 30, 2020. Strong stock selection in financials, and strong stock selection and an overweight in industrials, contributed to performance. Poor stock selection and an underweight in information technology, and poor stock selection in consumer staples, detracted from performance.
The biggest contributors to performance during the period were West Pharmaceutical Services and Old Dominion Freight Line.
•   West Pharmaceutical Services saw its shares rise during the fiscal year despite COVID-19 issues, as far fewer clinical trials were cancelled and there was a need for the company’s delivery products during the crisis. The company also benefits from low debt and solid free cash flow.
•   Old Dominion Freight Line’s management team was able to illustrate that competitors who were focused on cost have experienced service failures. As a result, Old Dominion continued to take market share by providing high-quality services to customers.
•  Other top contributors included SiteOne Landscape Supply, Brooks Automation, and Tractor Supply Company.
The biggest detractors from performance for the period were AMN Healthcare Services and Allegion.
•   AMN Healthcare Services has struggled with a technology transition in its temporary physician staffing service that has hurt results for several quarters. With the onset of COVID-19, demand for all practice lines halted, apart from travel nurses, and results suffered.
•   Allegion experienced a slowdown due to the impact of the pandemic, as many offices did not see the majority of employees return to work. Digital upgrades that are necessary over the long term have been pushed out as companies are taking their time given the continuation of remote working conditions. Longer-term, electronic lock solutions are even more critical, not only for security reasons, but now for employee health safety reasons as well.
•  Other top detractors included Ross Stores, SEI Investments, and Lamb Weston.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Mid-Cap Core Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Industrials	33%
Information Technology	22
Health Care	18
Financials	10
Consumer Discretionary	6
Consumer Staples	4
Communication Services	3
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Mid-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	14.39%	14.47%	13.94%	— %	—
Class A shares at POP[3,4]	7.81	13.12	13.27	—	—
Class C shares at NAV[2] and with CDSC[4]	13.51	13.61	13.08	—	—
Class I shares at NAV[2]	14.65	14.75	14.21	—	—
Class R6 shares at NAV[2]	14.77	—	—	9.11	1/30/18
Russell Midcap® Index	4.55	10.13	11.76	4.24 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.36%, Net 1.20%; Class C shares: Gross 2.11%, Net 1.95%; Class I shares: Gross 1.11%, Net 0.95%; Class R6 shares: Gross 1.01%, Net 0.87%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PHSKX
Class C: PSKCX
Class I: PICMX
Class R6: VRMGX
KAR Mid-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 56.23%, Class C shares at NAV returned 55.01%, Class I shares at NAV returned 56.39%, and Class R6 shares at NAV returned 56.64%. For the same period, the Russell Midcap® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 23.23%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell Midcap® Growth Index, during the fiscal year ended September 30, 2020. Strong stock selection in information technology and consumer discretionary contributed to performance. Poor stock selection in communication services and an underweight in utilities contributed the least to performance.
The biggest contributors to performance during the period were The Trade Desk and Teladoc Health.
•   The Trade Desk outperformed as growth returned to programmatic advertising in the third quarter of 2020, after the ad spending slowdown that followed the first COVID-19 wave. At about 25% of revenue, connected TV (CTV) is The Trade Desk’s most important strategic focus at the moment, and one that could thrive under stay-at-home restrictions. The global TV ad market is at least $250 billion and CTV is estimated to be just 3% penetrated, with The Trade Desk named as the preferred provider by Disney and getting premium inventory from Amazon, Comcast, and Roku.
•  While initially focusing on addressing low-acuity and low-priced diseases, Teladoc Health expanded its portfolio to include behavioral, second opinions, and international services. During the COVID-19 pandemic, telemedicine became the go-to way of reaching doctors while staying confined to one’s home. Insurance providers and government agencies promoted a telemedicine-first framework, with many assuming all costs.
•  Other top contributors included DocuSign, Bill.com, and GSX Techedu.
The biggest detractors from performance during the period were Ross Stores and ABIOMED.
•  Due to the COVID-19 pandemic, Ross Stores closed its entire retail footprint on March 20, 2020, and began to reopen stores on May 14, 2020. As Ross reignited its company-wide distribution system and store base, the company experienced operational missteps that resulted in inadequate inventory at stores. While closing and reopening the Ross system proved operationally difficult, we view it as a solvable problem. COVID-19 has impacted the near-term performance of the company, but we believe the fundamental competitive positioning of the business remains intact. We continued to hold the stock at the end of the fiscal year.
•   ABIOMED struggled with near-term execution. A “Dear Doctor” letter from the Food & Drug Administration (FDA) caused a pause in adoption that the company compounded by shifting its focus too dramatically toward other procedure types. While the FDA rescinded that letter, growth did not recover due to new concerns about vascular access and closures. After COVID-19 hit, all elective procedures (including most of ABIOMED’s non-shock indications) were postponed or canceled. As a result, we sold our shares during the first quarter of 2020.
•  Other top detractors included Under Armour, Wynn Resorts, and SEI Investments.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Mid-Cap Growth Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Information Technology	34%
Consumer Discretionary	15
Industrials	13
Health Care	12
Consumer Staples	10
Financials	6
Communication Services	3
Short-Term Investment	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Mid-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	56.23%	26.15%	17.07%	— %	—
Class A shares at POP[3,4]	47.24	24.67	16.38	—	—
Class C shares at NAV[2] and with CDSC[4]	55.01	25.20	16.19	—	—
Class I shares at NAV[2]	56.39	26.43	17.35	—	—
Class R6 shares at NAV[2]	56.64	—	—	28.62	1/30/18
Russell Midcap® Growth Index	23.23	15.53	14.55	13.11 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 1.34%, Net 1.41%; Class C shares: Gross 2.13%, Net 2.16%; Class I shares: Gross 1.12%, Net 1.12%; Class R6 shares: Gross 1.02%, Net 0.84%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PKSAX
Class C: PKSCX
Class I: PKSFX
Class R6: VSCRX
KAR Small-Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 9.78%, Class C shares at NAV returned 8.98%, Class I shares at NAV returned 10.11%, and Class R6 shares at NAV returned 10.15%. For the same period, the Russell 2000® Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 0.39%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell 2000® Index, for the fiscal year ended September 30, 2020. Strong stock selection in financials and industrials contributed to performance. Poor stock selection and an underweight in health care, as well as poor stock selection in information technology, detracted from performance.
The biggest contributors to performance during the period were Old Dominion Freight Line and POOLCORP.
•   Old Dominion Freight Line’s management team was able to illustrate that competitors who were focused on cost have experienced service failures. As a result, Old Dominion continued to take market share by providing high-quality services to customers.
•  Despite the easing of restrictions across many states from the pandemic during the third quarter of 2020, there was still a large population working from home at the end of the fiscal year. As a result, POOLCORP continued to see business acceleration as homeowners spent more time at home and spent more money on home improvements.
•  Other top contributors included MarketAxess, Manhattan Associates, and FactSet Research Systems.
The biggest detractors from performance during the period were First Hawaiian Bank and Dril-Quip.
•   First Hawaiian Bank’s shares did not recover from the sharp selloff at the end of the first quarter of 2020 related to COVID-19. The ongoing pandemic and strict quarantine restrictions in Hawaii brought tourism to a standstill and caused a significant uptick in unemployment. While we expect the impact of COVID-19 to remain a meaningful near-term headwind for the Hawaiian economy, we think the bank’s conservative balance sheet can allow it to navigate this tough environment. We continued to hold the stock at the end of the reporting period.
•   Dril-Quip’s business suffered during the severe cyclical downturn in the energy industry. Although customer orders improved through 2019, the substantial decline in oil prices in March 2020 stalled deep-water drilling activity and customer purchases of Dril-Quip’s subsea equipment.
•  Other top detractors included RBC Bearings, Primerica, and Atrion.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Cap Core Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Industrials	30%
Financials	19
Information Technology	17
Communication Services	14
Consumer Discretionary	10
Health Care	4
Consumer Staples	2
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	9.78%	19.20%	15.60%	— %	—
Class A shares at POP[3,4]	3.47	17.80	14.92	—	—
Class C shares at NAV[2] and with CDSC[4]	8.98	18.33	14.75	—	—
Class I shares at NAV[2]	10.11	19.53	15.90	—	—
Class R6 shares at NAV[2]	10.15	19.62	—	15.62	11/12/14
Russell 2000® Index	0.39	8.00	9.85	5.62 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.29%; Class C shares: 2.03%; Class I shares: 1.02%; Class R6 shares: 0.94%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PSGAX
Class C: PSGCX
Class I: PXSGX
Class R6: VRSGX
KAR Small-Cap Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 32.91%, Class C shares at NAV returned 31.97%, Class I shares at NAV returned 33.27%, and Class R6 shares at NAV returned 33.39%. For the same period, the Russell 2000® Growth Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 15.71%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell 2000® Growth Index, during the fiscal year ended September 30, 2020. Strong stock selection in information technology, as well as strong selection and an underweight in industrials, contributed to performance. Poor stock selection and an underweight in health care, and poor stock selection in consumer staples, detracted from performance.
The biggest contributors to performance during the period were Ollie’s Bargain Outlet and Old Dominion Freight Line.
•   Ollie’s Bargain Outlet performed well based on its capacity to remain open throughout the COVID-19 pandemic. The stock traded higher, fueled by investor expectations that increased and opportunistic deal flow could yield strong bargains for the company’s customers, and that Ollie’s is likely to be in a fundamentally stronger business position after the pandemic ends.
•   Old Dominion Freight Line’s management team was able to illustrate that competitors who were focused on cost have experienced service failures. As a result, Old Dominion continued to take market share by providing high-quality services to customers.
•  Other top contributors included DocuSign, MarketAxess, and Avalara.
The biggest detractors from performance during the period were The Chefs’ Warehouse and U.S. Physical Therapy.
•   The Chefs’ Warehouse, along with all other food distributors, was severely negatively impacted in the near term by the closures of in-person dining locations. Our analysis shows that the company has sufficient liquidity and no debt maturities until 2022. We continue to view the business as possessing unique scale and distribution in the specialty markets it serves, and continued to hold the stock as of the end of the fiscal year.
•   U.S. Physical Therapy’s shares traded lower after reporting financial results that contained some issues which gave investors pause. The industrial business was impacted by the integration of some mergers & acquisitions (M&A) deals that affected profit margins. Also, there is concern about a potential rate cut in 2021 by the Centers for Medicare & Medicaid Services (CMS) for physical therapy services. We are monitoring these issues, but continue to believe the business is structurally sound. We continued to hold the stock as of the end of the fiscal year.
•  Other top detractors included Interactive Brokers Group, HEICO, and Oportun Financial.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign Investing: Investing in foreign securities subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Cap Growth Fund (Continued)
hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Information Technology	30%
Communication Services	18
Financials	17
Consumer Discretionary	11
Industrials	9
Consumer Staples	4
Health Care	4
Short-Term Investment	7
Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Cap Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	32.91%	28.44%	21.18%	— %	—
Class A shares at POP[3,4]	25.27	26.93	20.47	—	—
Class C shares at NAV[2] and with CDSC[4]	31.97	27.50	20.28	—	—
Class I shares at NAV[2]	33.27	28.76	21.50	—	—
Class R6 shares at NAV[2]	33.39	—	—	23.46	1/30/18
Russell 2000® Growth Index	15.71	11.42	12.34	5.68 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.37%; Class C shares: 2.10%; Class I shares: 1.11%; Class R6 shares: 1.00%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: PQSAX
Class C: PQSCX
Class I: PXQSX
Class R6: VQSRX
KAR Small-Cap Value Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 9.57%, Class C shares at NAV returned 8.72%, Class I shares at NAV returned 9.75%, and Class R6 shares at NAV returned 9.90%. For the same period, the Russell 2000® Value Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned -14.88%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell 2000® Value Index, during the fiscal year ended September 30, 2020. Strong stock selection and an underweight in financials, as well as strong stock selection and an overweight in industrials, contributed to performance. Poor stock selection and an underweight in health care, and poor stock selection in communication services, detracted from performance.
The biggest contributors to performance during the period were Scotts Miracle-Gro and Thor Industries.
•   Scotts Miracle-Gro’s hydroponic cannabis grower customers were adversely affected in 2018 by California’s cannabis licensing law, and many growers exited the market during that year. We took advantage of this stock weakness to add to our position. In 2019, hydroponic sales returned to double-digit year-over-year organic growth, giving market participants increased confidence that the grower disruption had been resolved. This caused the stock to rebound strongly. Throughout 2020, the company benefited from increased demand for both edible gardening and hydroponics as a result of the COVID-19 pandemic.
•  As COVID-19 severely impacted the airline and hotel industries, the recreational vehicle (RV) industry, including Thor, experienced healthy demand for its products.
•  Other top contributors included SiteOne Landscape Supply, National Beverage, and Brooks Automation.
The biggest detractors from performance were Cinemark and The Cheesecake Factory.
•   Cinemark’s shares experienced pressure due to the shelter-in-place orders across geographies. The impact of social distancing requirements, the shifting of blockbuster movie releases to future dates, and the accompanying new release distribution experiments, such as direct-to-streaming, resulted in increased uncertainty for the movie theater chain’s business.
•   The Cheesecake Factory came under pressure from the physical distancing orders across the U.S. As a result of these restrictions, the company’s restaurants operated at a limited capacity as permitted by state and local governments. However, The Cheesecake Factory demonstrated its continued value proposition to customers and recaptured a meaningful share of its pre-COVID business through a combination of on-premises and off-premises dining.
•  Other top detractors included Bank of Hawaii, RBC Bearings, and Cass Information Systems.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Cap Value Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Industrials	37%
Financials	15
Information Technology	14
Consumer Discretionary	12
Consumer Staples	7
Materials	7
Real Estate	4
Other (includes short-term investment)	4
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Cap Value Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	9.57%	10.97%	11.10%	— %	—
Class A shares at POP[3,4]	3.27	9.66	10.44	—	—
Class C shares at NAV[2] and with CDSC[4]	8.72	10.15	10.27	—	—
Class I shares at NAV[2]	9.75	11.24	11.36	—	—
Class R6 shares at NAV[2]	9.90	—	—	11.13	11/3/16
Russell 2000® Value Index	-14.88	4.11	7.09	2.27 [5]	—
Fund Expense Ratios[6]: Class A shares: 1.24%; Class C shares: 1.99%; Class I shares: 1.01%; Class R6 shares: 0.90%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares, Class C shares, and Class I shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the inception date of Class R6 shares.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: VKSAX
Class C: VKSCX
Class I: VKSIX
Class R6: VKSRX
KAR Small-Mid Cap Core Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick Investment Management, LLC
■	The Fund is diversified and has an investment objective of long-term capital appreciation, with dividend income a secondary consideration. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 25.15%, Class C shares at NAV returned 24.21%, Class I shares at NAV returned 25.52%, and Class R6 shares at NAV returned 25.67%. For the same period, the Russell 2500™ Index, which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 2.22%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark, the Russell 2500TM Index, during the fiscal year ended September 30, 2020. Overweight positions and strong stock selection in information technology and consumer discretionary contributed positively to performance. An underweight and poor stock selection in health care, as well as an underweight in communication services, detracted from performance.
The biggest contributors to performance during the period were DocuSign and MSCI.
•   DocuSign had strong momentum in signing new users for its contract management solutions. With COVID-19, the need to move to digital document management accelerated further. DocuSign also experienced accelerating growth for its e-signature solutions.
•   MSCI posted strong operational results for the 12-month period, with double-digit growth in both revenue and profits. While the emergence of COVID-19 caused an initial selloff in the stock during the first quarter of 2020, the shares recovered as the company continued to report revenue and profit growth. MSCI also benefited from maintaining its earnings guidance for the full year, whereas most companies pulled their guidance due to the uncertainty from COVID-19.
•  Other top contributors included Scotts Miracle-Gro, Thor Industries, and Teradyne.
The biggest detractors from performance during the period were AMN Healthcare and Winmark.
•   AMN Healthcare Services has struggled with a technology transition in its temporary physician staffing service that has hurt results for several quarters. With the onset of COVID-19, demand for all practice lines halted, apart from travel nurses, and results suffered. We sold the stock in the third quarter of 2020.
•  Due to the impacts and restrictions from COVID-19 and shelter-in-place orders across the U.S. and Canada, Winmark franchisees had to temporarily close their stores. As a result, store closures directly impacted and reduced the company’s fees and earnings.
•  Other top detractors included FLIR Systems, W.R. Berkley, and RBC Bearings.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Limited Number of Investments: Because the Fund has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Mid Cap Core Fund (Continued)
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Information Technology	28%
Industrials	27
Health Care	13
Consumer Discretionary	11
Financials	10
Materials	6
Short-Term Investment	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Small-Mid Cap Core Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	25.15%	15.95%	3/7/18
Class A shares at POP[3,4]	17.96	13.31	3/7/18
Class C shares at NAV[2] and with CDSC[4]	24.21	15.10	3/7/18
Class I shares at NAV[2]	25.52	16.25	3/7/18
Class R6 shares at NAV[2]	25.67	16.34	3/7/18
Russell 2500™ Index	2.22	2.33 [5]	—
Fund Expense Ratios[6]: Class A shares: Gross 2.26%, Net 1.31%; Class C shares: Gross 2.93%, Net 2.06%; Class I shares: Gross 2.00%, Net 1.06%; Class R6 shares: Gross 1.92%, Net 0.98%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on March 7, 2018 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index return is from the Fund’s inception date.
[6]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: VAEGX
Class C: VCEGX
Class I: VIEGX
Class R6: VESRX
SGA Emerging Markets Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is non-diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 19.47%†, Class C shares at NAV returned 18.50%, Class I shares at NAV returned 19.65%, and Class R6 shares at NAV returned 19.95%. For the same period, the MSCI Emerging Markets Index (net), which serves as both the Fund’s broad-based and style-specific index appropriate the comparison, returned 10.54%.
   † See footnote 3 on page 35.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Emerging market equities experienced significantly increased volatility due to the COVID-19 pandemic and its economic and social impacts. Returns varied significantly within emerging markets over the period, given differences in the handling of the pandemic and varying degrees of economic interruptions. Markets in Asia performed best over the period, driven by strength in Taiwan, China, and Korea.
Chinese markets were lifted by easing U.S.-China trade tensions in the fourth quarter of 2019, while also benefiting from draconian lockdowns and strict social restrictions early in 2020, which stemmed the spread of the coronavirus and supported a quicker economic recovery. In contrast, Latin American markets performed worst over the period as economies in the region were severely impacted by the pandemic-induced economic interruptions, plunging currencies, and commodity market weakness.
Wide dispersion in sector performance was also evident within the MSCI Emerging Markets Index (net) over the period, with the consumer discretionary, health care, information technology, and communication services sectors returning 49.0%, 47.1%, 42.5%, and 25.7%, respectively, while the energy, financials, and utilities sectors returned -18.7%, -18.6%, and -18.1%, respectively.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed the MSCI Emerging Markets Index (net), driven by both positive stock selection effects and sector allocations.
Stock selection contributed broadly but was strongest in the consumer discretionary, communication services, and health care sectors. In contrast, selection in the consumer staples sector detracted most, with several stocks negatively impacted by lockdowns and social distancing restrictions in their respective markets. Stock selection in the information technology sector detracted given the significant broad-based rally in technology shares during the period.
The Fund benefited from overweights in the strongly performing consumer discretionary and health care sectors, an underweight in the financial sector, and a lack of exposure to the energy sector. From a country perspective, the biggest contribution came from the Fund’s Chinese positions, as stock selection was strong while also benefiting from an overweight to businesses based in China. The Fund’s overweight to businesses based in Mexico detracted most from relative returns.
The top five contributors to Fund performance for the period were Latin American e-commerce leader MercadoLibre, Chinese online retailer JD.com, leading Chinese education company TAL Education, Chinese medical device company Shandong Weigao, and Chinese technology and gaming leader Tencent. The five largest detractors from Fund performance for the period were Mexican brewer Ambev, South African financial services company Sanlam, Thai convenience store leader CP All, Mexican consumer company FEMSA, and Wal-Mart de Mexico.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Consumer Discretionary	35%
Consumer Staples	22
Financials	17
Information Technology	7
Communication Services	6
Health Care	5
Materials	3
Other (includes short-term investment)	5
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

SGA Emerging Markets Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	Since inception	Inception date
Class A shares at NAV[2]	19.47% [3]	14.38%	6/13/19
Class A shares at POP[4,5]	12.60	9.30	6/13/19
Class C shares at NAV[2] and with CDSC[5]	18.50	13.50	6/13/19
Class I shares at NAV[2]	19.65	14.61	6/13/19
Class R6 shares at NAV[2]	19.95	14.83	6/13/19
MSCI Emerging Markets Index (net)	10.54	7.28 [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 3.20%, Net 1.49%; Class C shares: Gross 3.92%, Net 2.24%; Class I shares: Gross 2.93%, Net 1.24%; Class R6 shares: Gross 2.93%, Net 1.06%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on June 13, 2019 (inception date of the Fund), for Class A shares, Class C shares, Class I shares, and Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[5]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[6]	The since inception index return is from the Fund’s inception date.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

Ticker Symbols:
Class A: SGAAX
Class C: SGACX
Class I: SGAPX
Class R6: SGARX
SGA Global Growth Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Sustainable Growth Advisers, LP
■	The Fund is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Fund will meet its objective.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 26.50%, Class C shares at NAV returned 25.49%, Class I shares at NAV returned 26.79%, and Class R6 shares at NAV returned 27.06%. For the same period, the MSCI AC World Index (net), returned 10.44%, and the MSCI AC World Growth Index (net), returned 30.22%.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Global equity markets experienced significantly increased volatility due to the COVID-19 pandemic and its economic and social impacts, but generated strong returns for the 12-month period, due to massive monetary accommodation and fiscal stimulus being applied across the globe.
For the period, the MSCI All Country World Index (ACWI) returned 10.4%. U.S. markets outperformed non-U.S. developed markets by a wide margin, and outperformed emerging markets to a much smaller degree. Market leadership for the period was narrow, with information technology (45.3%) performing best, followed by consumer discretionary (29.5%) and health care (22.2%) stocks, which also performed well ahead of the rest of the market. Energy (-38.4%), financials (-14.9%), and real estate (-10.7%) performed the worst. Large-cap growth companies with low return on equity, less debt, and no earnings performed best during the period.
What factors affected the Fund’s performance during its fiscal year?
The Fund outperformed its benchmark MSCI All Country World Index (ACWI) due to positive sector allocations and stock selection. Overweights to the strongly performing information technology and consumer discretionary sectors, and no exposure to the weakly performing energy sector, benefited returns.
Stock selection contributed the most in the health care and consumer discretionary sectors. Stock selection detracted most in the more defensive consumer staples sector, which was out of favor given the market’s high degree of optimism, and the information technology sector, which performed strongly but where we had trimmed strongly performing positions whose valuations had become less attractive. In the consumer staples sector, the primary detractors were Heineken, Danone, and CP All. Stock selection weakness in the information technology sector was largely the result of not holding Apple and NVIDIA during the period, which cost the Fund 2.2% and 0.5%, respectively, in relative returns.
The Fund had an overweight position in emerging markets – a by-product of taking advantage of what we deemed to be attractive stock opportunities within the context of the pandemic and concerns over the impact of slowing global economic growth and the U.S.-China trade war. The Fund was underweight in U.S. stocks as a result of gradually reducing exposure to high-quality stocks that had become more expensive. It was also underweight in non-U.S. developed stocks, particularly in Europe, where growth remained slow for much of the period due in part to restrained growth in China and fewer exports by European manufacturers. Stock selection was positive across all three regions, but strongest in the U.S.
The top five contributors to Fund performance for the period were U.S. e-commerce and public cloud company Amazon, Chinese e-commerce leader Alibaba, U.S. software-as-a-service leader Salesforce.com, U.S. digital payment leader PayPal, and U.S. enterprise software and public cloud leader Microsoft. The Fund’s largest detractors from performance were U.S. global restaurant company Yum! Brands, African insurer Sanlam, Indian bank
HDFC, Dutch premium brewer Heineken, and U.S. payment solution provider FleetCor.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Geographic Concentration: A fund that focuses its investments in a particular geographic location will be sensitive to financial, economic, political, and other events negatively affecting of that location.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Information Technology	27%
Consumer Discretionary	20
Health Care	16
Communication Services	10
Financials	9
Industrials	6
Consumer Staples	5
Other (includes short-term investment)	7
Total	100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

SGA Global Growth Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	Since inception	Inception date
Class A shares at NAV[2]	26.50%	17.76%	13.32%	10/4/13
Class A shares at POP[3,4]	19.23	16.37	12.37	10/4/13
Class C shares at NAV[2] and with CDSC[4]	25.49	16.87	12.47	10/4/13
Class I shares at NAV[2]	26.79	17.83	13.39	10/4/13
Class R6 shares at NAV[2]	27.06	18.24	13.13	12/31/10
MSCI AC World Index (net)	10.44	10.30	— [5]	—
MSCI AC World Growth Index (net)	30.22	15.43	— [6]	—
Fund Expense Ratios[7]: Class A shares: Gross 1.46%, Net 1.39%; Class C shares: Gross 2.17%, Net 2.14%; Class I shares: Gross 1.25%, Net 1.14%; Class R6 shares: Gross 1.14%, Net 0.91%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on December 31, 2010 (inception date of the Class R6 shares), for Class R6 shares including any applicable sales charges or fees. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	The since inception index returned 7.78% for the inception date of Class A shares, Class C shares, and Class I shares and 7.84% for the inception date of Class R6 shares.
[6]	The since inception index returned 12.06% for the inception date of Class I shares and 10.95% for the inception date of Class R6 shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through May 31, 2021. Gross Expense: Does not reflect the effect of the expense limitation. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 5.

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—14.0%
Activision Blizzard, Inc.	109,820	$ 8,890
Facebook, Inc. Class A(1)	149,860	39,248
Netflix, Inc.(1)	56,680	28,342
Tencent Holdings Ltd. ADR	320,190	21,661
		98,141

Consumer Discretionary—25.9%
Alibaba Group Holding Ltd. Sponsored ADR(1)	144,660	42,527
Amazon.com, Inc.(1)	20,722	65,248
Home Depot, Inc. (The)	35,535	9,868
Las Vegas Sands Corp.	180,043	8,401
McDonald’s Corp.	36,170	7,939
MercadoLibre, Inc.(1)	13,470	14,581
NIKE, Inc. Class B	153,280	19,243
Ross Stores, Inc.	99,366	9,273
Trip.com Group Ltd. ADR(1)	145,530	4,532
		181,612

Consumer Staples—4.6%
Estee Lauder Cos., Inc. (The) Class A	16,200	3,535
McCormick & Co., Inc.	39,535	7,674
Monster Beverage Corp.(1)	121,283	9,727
Procter & Gamble Co. (The)	81,820	11,372
		32,308

Financials—5.1%
Bank of America Corp.	485,380	11,693
	Shares	Value

Financials—continued
CME Group, Inc.	35,230	$ 5,894
MarketAxess Holdings, Inc.	26,990	12,998
Progressive Corp. (The)	52,570	4,977
		35,562

Health Care—6.2%
Danaher Corp.	66,782	14,380
HealthEquity, Inc.(1)	76,320	3,920
Illumina, Inc.(1)	16,370	5,060
Zoetis, Inc.	120,487	19,925
		43,285

Industrials—8.8%
CoStar Group, Inc.(1)	19,041	16,157
Equifax, Inc.	35,420	5,557
Fair Isaac Corp.(1)	20,020	8,516
Kansas City Southern	57,950	10,479
Roper Technologies, Inc.	31,099	12,288
Uber Technologies, Inc.(1)	244,081	8,904
		61,901

Information Technology—33.0%
Accenture plc Class A	44,698	10,101
Amphenol Corp. Class A	140,058	15,164
Avalara, Inc.(1)	160,730	20,467
Bill.com Holdings, Inc.(1)	326,540	32,755
Duck Creek Technologies, Inc.(1)(2)	367,685	16,704
NVIDIA Corp.	72,740	39,368
Paycom Software, Inc.(1)	77,532	24,136
Snowflake, Inc. Class A(1)	3,696	928
Trade Desk, Inc. (The) Class A(1)	51,040	26,479
	Shares	Value

Information Technology—continued
Visa, Inc. Class A	140,904	$ 28,177
Workday, Inc. Class A(1)	79,831	17,174
		231,453

Materials—1.8%
Ecolab, Inc.	62,676	12,525
Total Common Stocks (Identified Cost $227,227)		696,787

Total Long-Term Investments—99.4% (Identified Cost $227,227)		696,787

TOTAL INVESTMENTS—99.4% (Identified Cost $227,227)		$696,787
Other assets and liabilities, net—0.6%		4,238
NET ASSETS—100.0%		$701,025

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is restricted.

Country Weightings (Unaudited)†
United States	88%
China	10
Brazil	2
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$696,787	$696,787
Total Investments	$696,787	$696,787
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
Securities held by the Fund with an end of period value of $32,755 were transferred from Level 3 to Level 1 due to a market listing.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Capital Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$ 6,850	$ 6,850
Realized gain (loss)	400	400
Change in unrealized appreciation (depreciation)(a)	25,994	25,994
Sales	(489)	(489)
Transfers from Level 3(b)	(32,755)	(32,755)
Balance as of September 30, 2020	$ —	$ —
(a) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2020, was $25,994.
(b) “Transfers into and/or from” represent the ending value as of September 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

KAR Equity Income Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—99.5%
Communication Services—9.1%
AT&T, Inc.	148,600	$ 4,236
Omnicom Group, Inc.	42,600	2,109
Verizon Communications, Inc.	94,500	5,622
		11,967

Consumer Discretionary—8.3%
Home Depot, Inc. (The)	12,200	3,388
Leggett & Platt, Inc.	92,300	3,800
McDonald’s Corp.	16,900	3,710
		10,898

Consumer Staples—12.0%
Clorox Co. (The)	6,300	1,324
Coca-Cola Co. (The)	77,600	3,831
Kimberly-Clark Corp.	26,600	3,928
PepsiCo, Inc.	27,600	3,825
Procter & Gamble Co. (The)	20,100	2,794
		15,702

Financials—7.8%
Bank of Hawaii Corp.	62,400	3,153
PNC Financial Services Group, Inc. (The)	33,200	3,649
Zurich Insurance Group AG ADR	98,000	3,414
		10,216

Health Care—14.3%
GlaxoSmithKline plc Sponsored ADR	121,600	4,577
Johnson & Johnson	18,000	2,680
Merck & Co., Inc.	46,300	3,840
Patterson Cos., Inc.	208,200	5,019
Pfizer, Inc.	71,800	2,635
		18,751

	Shares	Value

Industrials—16.6%
3M Co.	33,300	$ 5,334
Fastenal Co.	88,700	4,000
MSC Industrial Direct Co., Inc. Class A	42,160	2,668
Snap-on, Inc.	19,000	2,795
Watsco, Inc.	29,850	6,952
		21,749

Information Technology—12.9%
Analog Devices, Inc.	21,300	2,487
Cisco Systems, Inc.	114,100	4,494
International Business Machines Corp.	51,300	6,242
Paychex, Inc.	46,100	3,677
		16,900

Materials—6.5%
Eastman Chemical Co.	58,300	4,554
Sonoco Products Co.	78,220	3,995
		8,549

Real Estate—1.9%
Crown Castle International Corp.	14,800	2,464
Utilities—10.1%
Fortis, Inc.	93,600	3,824
NextEra Energy, Inc.	9,600	2,665
Southern Co. (The)	79,100	4,289
WEC Energy Group, Inc.	24,800	2,403
		13,181

Total Common Stocks (Identified Cost $132,028)		130,377

Total Long-Term Investments—99.5% (Identified Cost $132,028)		130,377

	Shares	Value

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(1)	952,145	$ 952
Total Short-Term Investment (Identified Cost $952)		952

TOTAL INVESTMENTS—100.2% (Identified Cost $132,980)		$131,329
Other assets and liabilities, net—(0.2)%		(238)
NET ASSETS—100.0%		$131,091

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	91%
United Kingdom	3
Canada	3
Switzerland	3
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$130,377	$130,377
Money Market Mutual Fund	952	952
Total Investments	$131,329	$131,329
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.6%
Communication Services—17.6%
AT&T, Inc.	49,760	$ 1,419
BCE, Inc.	41,064	1,703
Spark New Zealand Ltd.	607,349	1,895
Verizon Communications, Inc.	16,095	957
		5,974

Consumer Discretionary—2.9%
Leggett & Platt, Inc.	23,731	977
Consumer Staples—8.9%
Coca-Cola Co. (The)	19,391	957
Kimberly-Clark Corp.	3,548	524
PepsiCo, Inc.	4,766	661
Tate & Lyle plc	100,404	862
		3,004

Financials—13.8%
Bank of Hawaii Corp.	5,400	273
PNC Financial Services Group, Inc. (The)	5,918	650
Royal Bank of Canada	19,997	1,402
Tokio Marine Holdings, Inc.	22,320	977
Zurich Insurance Group AG	1,260	439
Zurich Insurance Group AG ADR	27,320	952
		4,693

Health Care—14.8%
GlaxoSmithKline plc	34,600	648
GlaxoSmithKline plc Sponsored ADR	22,590	850
Johnson & Johnson	3,248	484
	Shares	Value

Health Care—continued
Merck & Co., Inc.	9,551	$ 792
Patterson Cos., Inc.	49,924	1,204
Pfizer, Inc.	18,633	684
Sonic Healthcare Ltd.	14,479	344
		5,006

Industrials—13.8%
3M Co.	4,366	699
Adecco Group AG	16,292	861
MSC Industrial Direct Co., Inc. Class A	10,852	687
Snap-on, Inc.	4,986	734
Watsco, Inc.	7,227	1,683
		4,664

Information Technology—10.8%
Analog Devices, Inc.	3,441	402
Cisco Systems, Inc.	22,022	867
International Business Machines Corp.	12,649	1,539
Paychex, Inc.	10,867	867
		3,675

Materials—4.1%
Eastman Chemical Co.	10,067	786
Kemira OYJ	25,486	325
Sonoco Products Co.	5,772	295
		1,406

Real Estate—1.4%
Crown Castle International Corp.	2,794	465
Utilities—9.5%
Fortis, Inc.	33,998	1,389
	Shares	Value

Utilities—continued
NextEra Energy, Inc.	640	$ 178
Southern Co. (The)	23,003	1,247
WEC Energy Group, Inc.	4,204	407
		3,221

Total Common Stocks (Identified Cost $31,202)		33,085

Total Long-Term Investments—97.6% (Identified Cost $31,202)		33,085

TOTAL INVESTMENTS—97.6% (Identified Cost $31,202)		$33,085
Other assets and liabilities, net—2.4%		820
NET ASSETS—100.0%		$33,905

Abbreviation:
ADR	American Depositary Receipt

Country Weightings (Unaudited)†
United States	61%
Canada	13
United Kingdom	8
Switzerland	7
New Zealand	6
Japan	3
Australia	1
Other	1
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$33,085	$29,869	$3,216
Total Investments	$33,085	$29,869	$3,216
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Mid-Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.9%
Communication Services—3.6%
Autohome, Inc. ADR	291,844	$ 28,017
Consumer Discretionary—5.9%
Ross Stores, Inc.	342,131	31,928
Tractor Supply Co.	102,851	14,742
		46,670

Consumer Staples—3.6%
Lamb Weston Holdings, Inc.	425,179	28,177
Financials—9.8%
First Financial Bankshares, Inc.	501,420	13,995
Houlihan Lokey, Inc.	360,549	21,291
Moody’s Corp.	85,797	24,868
SEI Investments Co.	332,873	16,883
		77,037

Health Care—17.8%
Cooper Cos., Inc. (The)	85,520	28,831
Elanco Animal Health, Inc.(1)	1,074,623	30,014
Globus Medical, Inc. Class A(1)	659,541	32,661
West Pharmaceutical Services, Inc.	173,701	47,750
		139,256

Industrials—33.2%
Allegion plc	246,163	24,348
AMETEK, Inc.	423,079	42,054
Equifax, Inc.	160,302	25,151
Exponent, Inc.	282,357	20,338
	Shares	Value

Industrials—continued
HEICO Corp. Class A	283,418	$ 25,128
Lennox International, Inc.	88,593	24,151
Nordson Corp.	115,413	22,139
Old Dominion Freight Line, Inc.	126,064	22,808
SiteOne Landscape Supply, Inc.(1)	269,260	32,836
Verisk Analytics, Inc.	116,512	21,591
		260,544

Information Technology—22.2%
Amphenol Corp. Class A	147,053	15,921
Aspen Technology, Inc.(1)	257,496	32,596
Bentley Systems, Inc. Class B(1)	516,456	16,217
Broadridge Financial Solutions, Inc.	225,585	29,777
Brooks Automation, Inc.	748,218	34,613
Dolby Laboratories, Inc. Class A	283,285	18,776
Zebra Technologies Corp. Class A(1)	102,020	25,756
		173,656

Real Estate—1.8%
Equity LifeStyle Properties, Inc.	225,408	13,817
Total Common Stocks (Identified Cost $609,166)		767,174

Total Long-Term Investments—97.9% (Identified Cost $609,166)		767,174

	Shares	Value

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	15,044,036	$ 15,044
Total Short-Term Investment (Identified Cost $15,044)		15,044

TOTAL INVESTMENTS—99.8% (Identified Cost $624,210)		$782,218
Other assets and liabilities, net—0.2%		1,580
NET ASSETS—100.0%		$783,798

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$767,174	$767,174
Money Market Mutual Fund	15,044	15,044
Total Investments	$782,218	$782,218
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—92.2%
Communication Services—2.5%
Autohome, Inc. ADR	429,445	$ 41,227
ZoomInfo Technologies, Inc. Class A(1)	489,984	21,064
		62,291

Consumer Discretionary—15.4%
Domino’s Pizza, Inc.	97,260	41,363
GSX Techedu, Inc. ADR(1)	544,038	49,023
MercadoLibre, Inc.(1)	106,697	115,497
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	163,140	24,389
Pool Corp.	184,383	61,684
Ross Stores, Inc.	399,212	37,255
Trip.com Group Ltd. ADR(1)	1,024,741	31,910
Wynn Resorts Ltd.	379,613	27,260
		388,381

Consumer Staples—9.6%
Brown-Forman Corp. Class B	529,453	39,879
Freshpet, Inc.(1)	534,787	59,709
Grocery Outlet Holding Corp.(1)	588,879	23,155
McCormick & Co., Inc.	151,461	29,399
Monster Beverage Corp.(1)	442,011	35,449
National Beverage Corp.(1)	351,554	23,909
Vital Farms, Inc.(1)	791,667	32,086
		243,586

Financials—5.7%
Goosehead Insurance, Inc. Class A	596,558	51,656
MarketAxess Holdings, Inc.	132,377	63,751
T. Rowe Price Group, Inc.	232,888	29,861
		145,268

	Shares	Value

Health Care—11.7%
Elanco Animal Health, Inc.(1)	984,892	$ 27,508
HealthEquity, Inc.(1)	595,798	30,606
IDEXX Laboratories, Inc.(1)	80,940	31,818
Mettler-Toledo International, Inc.(1)	34,713	33,524
Silk Road Medical, Inc.(1)	720,453	48,422
Teladoc Health, Inc.(1)	349,724	76,674
Zoetis, Inc.	293,040	48,460
		297,012

Industrials—13.2%
CoStar Group, Inc.(1)	55,772	47,323
Equifax, Inc.	252,577	39,629
Fair Isaac Corp.(1)	167,363	71,193
Kansas City Southern	203,313	36,765
Rollins, Inc.	683,351	37,031
Roper Technologies, Inc.	75,583	29,864
SiteOne Landscape Supply, Inc.(1)	589,407	71,878
		333,683

Information Technology—34.1%
Amphenol Corp. Class A	362,092	39,204
Avalara, Inc.(1)	626,326	79,756
Bill.com Holdings, Inc.(1)	736,925	73,921
Coupa Software, Inc.(1)	93,484	25,637
Datadog, Inc. Class A(1)	495,702	50,641
DocuSign, Inc.(1)	425,597	91,605
Dynatrace, Inc.(1)	710,572	29,148
Fidelity National Information Services, Inc.	207,802	30,591
FleetCor Technologies, Inc.(1)	129,094	30,737
Gartner, Inc.(1)	121,417	15,171
nCino, Inc.(1)	378,101	30,127
Okta, Inc.(1)	321,803	68,818
Paycom Software, Inc.(1)	204,668	63,713
Square, Inc. Class A(1)	262,354	42,646
Teradyne, Inc.	432,217	34,344
Trade Desk, Inc. (The) Class A(1)	239,451	124,222
	Shares	Value

Information Technology—continued
Workday, Inc. Class A(1)	155,590	$ 33,472
		863,753

Total Common Stocks (Identified Cost $1,640,288)		2,333,974

Total Long-Term Investments—92.2% (Identified Cost $1,640,288)		2,333,974

Short-Term Investment—7.2%
Money Market Mutual Fund—7.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	183,612,006	183,612
Total Short-Term Investment (Identified Cost $183,612)		183,612

TOTAL INVESTMENTS—99.4% (Identified Cost $1,823,900)		$2,517,586
Other assets and liabilities, net—0.6%		14,568
NET ASSETS—100.0%		$2,532,154

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	89%
China	6
Brazil	5
Total	100%
† % of total investments as of September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$2,333,974	$2,333,974
Money Market Mutual Fund	183,612	183,612
Total Investments	$2,517,586	$2,517,586
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
Securities held by the Fund with an end of period value of $73,921 were transferred from Level 3 to Level 1 due to a market listing.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Convertible Preferred Stock
Investments in Securities
Balance as of September 30, 2019:	$ 4,348	$ 4,348
Realized gain (loss)	— (a)	— (a)
Change in unrealized appreciation (depreciation)(b)	39,108	39,108
Purchases	30,465	30,465
Transfers from Level 3(c)	(73,921)	(73,921)
Balance as of September 30, 2020	$ —	$ —
(a) Amount less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2020, was $39,108.
(c) “Transfers into and/or from” represent the ending value as of September 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements

KAR Small-Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—95.2%
Communication Services—13.0%
Autohome, Inc. ADR	1,172,700	$ 112,579
Rightmove plc	11,399,000	92,195
		204,774

Consumer Discretionary—9.4%
Acushnet Holdings Corp.	1,523,361	51,200
Pool Corp.	291,990	97,682
		148,882

Consumer Staples—2.1%
PriceSmart, Inc.	487,680	32,406
Energy—1.3%
Dril-Quip, Inc.(1)	799,140	19,787
Financials—18.8%
Artisan Partners Asset Management, Inc. Class A	891,600	34,764
FactSet Research Systems, Inc.	176,940	59,254
First Hawaiian, Inc.	3,561,808	51,539
Moelis & Co. Class A	1,199,440	42,148
Primerica, Inc.	629,912	71,268
RLI Corp.	449,203	37,612
		296,585

Health Care—3.6%
Atrion Corp.	48,880	30,599
CorVel Corp.(1)	312,612	26,706
		57,305

	Shares	Value

Industrials—28.9%
Donaldson Co., Inc.	482,200	$ 22,384
EMCOR Group, Inc.	625,648	42,362
Graco, Inc.	1,185,110	72,706
RBC Bearings, Inc.(1)	247,448	29,993
Simpson Manufacturing Co., Inc.	670,779	65,173
Teledyne Technologies, Inc.(1)	332,500	103,145
Toro Co. (The)	803,701	67,471
Watts Water Technologies, Inc. Class A	523,774	52,456
		455,690

Information Technology—16.8%
Aspen Technology, Inc.(1)	603,600	76,410
CDW Corp.	766,600	91,632
Jack Henry & Associates, Inc.	221,300	35,981
Manhattan Associates, Inc.(1)	646,720	61,755
		265,778

Materials—1.3%
AptarGroup, Inc.	182,012	20,604
Total Common Stocks (Identified Cost $1,007,201)		1,501,811

Total Long-Term Investments—95.2% (Identified Cost $1,007,201)		1,501,811

	Shares	Value

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	32,067,690	$ 32,068
Total Short-Term Investment (Identified Cost $32,068)		32,068

TOTAL INVESTMENTS—97.2% (Identified Cost $1,039,269)		$1,533,879
Other assets and liabilities, net—2.8%		44,745
NET ASSETS—100.0%		$1,578,624

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	86%
China	8
United Kingdom	6
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$1,501,811	$1,501,811
Money Market Mutual Fund	32,068	32,068
Total Investments	$1,533,879	$1,533,879
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Small-Cap Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—91.2%
Communication Services—18.2%
Auto Trader Group plc	58,074,329	$ 421,893
Autohome, Inc. ADR	4,407,435	423,113
Rightmove plc	40,235,150	325,420
		1,170,426

Consumer Discretionary—10.9%
Fox Factory Holding Corp.(1)	3,832,978	284,905
Ollie’s Bargain Outlet Holdings, Inc.(1)	4,783,672	417,854
		702,759

Consumer Staples—4.0%
Chefs’ Warehouse, Inc. (The)(1)	2,808,023	40,829
Grocery Outlet Holding Corp.(1)	4,110,075	161,608
PriceSmart, Inc.	863,298	57,366
		259,803

Financials—16.8%
FactSet Research Systems, Inc.	713,708	239,007
Goosehead Insurance, Inc. Class A	1,205,700	104,402
Interactive Brokers Group, Inc. Class A	3,753,516	181,407
MarketAxess Holdings, Inc.	607,985	292,799
Morningstar, Inc.	1,459,942	234,481
Oportun Financial Corp.(1)	2,635,930	31,078
		1,083,174

	Shares	Value

Health Care—3.8%
Mesa Laboratories, Inc.	85,353	$ 21,745
National Research Corp.	2,409,518	118,572
U.S. Physical Therapy, Inc.	1,185,000	102,953
		243,270

Industrials—8.5%
AAON, Inc.	4,009,400	241,566
HEICO Corp. Class A	1,847,383	163,789
Omega Flex, Inc.	908,755	142,420
		547,775

Information Technology—29.0%
Aspen Technology, Inc.(1)	1,873,926	237,220
Avalara, Inc.(1)	1,900,000	241,946
Bill.com Holdings, Inc.(1)	3,368,005	337,845
Blackline, Inc.(1)	3,134,403	280,937
Duck Creek Technologies, Inc.(1)(2)	8,694,221	394,979
nCino, Inc.(1)	1,519,202	121,050
NVE Corp.	482,690	23,690
Paycom Software, Inc.(1)	460,353	143,308
SPS Commerce, Inc.(1)	1,095,164	85,280
		1,866,255

Total Common Stocks (Identified Cost $3,492,790)		5,873,462

Total Long-Term Investments—91.2% (Identified Cost $3,492,790)		5,873,462

	Shares	Value

Short-Term Investment—6.9%
Money Market Mutual Fund—6.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(3)	446,916,192	$ 446,916
Total Short-Term Investment (Identified Cost $446,916)		446,916

TOTAL INVESTMENTS—98.1% (Identified Cost $3,939,706)		$6,320,378
Other assets and liabilities, net—1.9%		121,493
NET ASSETS—100.0%		$6,441,871

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	All or a portion of the security is restricted.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	82%
United Kingdom	11
China	7
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$5,873,462	$5,873,462
Money Market Mutual Fund	446,916	446,916
Total Investments	$6,320,378	$6,320,378
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Small-Cap Value Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—95.5%
Consumer Discretionary—11.4%
Cheesecake Factory, Inc. (The)	932,980	$ 25,881
ServiceMaster Global Holdings, Inc.(1)	873,006	34,815
Thor Industries, Inc.	345,844	32,945
		93,641

Consumer Staples—7.2%
National Beverage Corp.(1)	530,734	36,095
WD-40 Co.	119,744	22,669
		58,764

Financials—14.7%
Bank of Hawaii Corp.	357,160	18,044
First Financial Bankshares, Inc.	371,393	10,365
Houlihan Lokey, Inc.	630,164	37,211
Primerica, Inc.	193,131	21,851
RLI Corp.	278,512	23,320
Stock Yards Bancorp, Inc.	302,020	10,281
		121,072

Health Care—1.6%
Anika Therapeutics, Inc.(1)	374,977	13,270
Industrials—36.6%
Albany International Corp. Class A	440,859	21,827
Armstrong World Industries, Inc.	254,491	17,512
Construction Partners, Inc. Class A(1)	694,000	12,631
CoreLogic, Inc.	606,242	41,024
Graco, Inc.	521,576	31,999
	Shares	Value

Industrials—continued
John Bean Technologies Corp.	195,554	$ 17,970
Landstar System, Inc.	220,033	27,612
RBC Bearings, Inc.(1)	206,100	24,981
SiteOne Landscape Supply, Inc.(1)	379,665	46,300
UniFirst Corp.	104,071	19,708
Watsco, Inc.	171,653	39,976
		301,540

Information Technology—13.2%
American Software, Inc. Class A	900,095	12,637
Badger Meter, Inc.	294,118	19,227
Brooks Automation, Inc.	893,200	41,319
EVERTEC, Inc.	494,745	17,173
Jack Henry & Associates, Inc.	113,960	18,529
		108,885

Materials—6.5%
Scotts Miracle-Gro Co. (The)	348,806	53,336
Real Estate—4.3%
MGM Growth Properties LLC Class A	1,269,910	35,532
Total Common Stocks (Identified Cost $575,858)		786,040

Total Long-Term Investments—95.5% (Identified Cost $575,858)		786,040

	Shares	Value

Short-Term Investment—2.4%
Money Market Mutual Fund—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	19,908,910	$ 19,909
Total Short-Term Investment (Identified Cost $19,909)		19,909

TOTAL INVESTMENTS—97.9% (Identified Cost $595,767)		$805,949
Other assets and liabilities, net—2.1%		17,573
NET ASSETS—100.0%		$823,522

Abbreviation:
LLC	Limited Liability Company

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$786,040	$786,040
Money Market Mutual Fund	19,909	19,909
Total Investments	$805,949	$805,949
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

KAR Small-Mid Cap Core Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—93.2%
Consumer Discretionary—10.5%
Bright Horizons Family Solutions, Inc.(1)	74,476	$ 11,324
Pool Corp.	61,135	20,452
Thor Industries, Inc.	194,796	18,556
		50,332

Financials—9.6%
Berkley (W.R.) Corp.	264,570	16,178
Interactive Brokers Group, Inc. Class A	162,770	7,867
MSCI, Inc.	60,803	21,693
		45,738

Health Care—13.0%
Charles River Laboratories International, Inc.(1)	91,766	20,780
Chemed Corp.	28,594	13,735
Cooper Cos., Inc. (The)	57,406	19,353
Elanco Animal Health, Inc.(1)	298,088	8,326
		62,194

Industrials—26.4%
Allegion plc	140,774	13,924
Copart, Inc.(1)	154,515	16,249
Equifax, Inc.	87,657	13,753
Exponent, Inc.	112,296	8,089
Fair Isaac Corp.(1)	23,270	9,898
Lennox International, Inc.	57,700	15,730
Nordson Corp.	94,380	18,104
	Shares	Value

Industrials—continued
Rollins, Inc.	207,825	$ 11,262
SiteOne Landscape Supply, Inc.(1)	156,361	19,068
		126,077

Information Technology—28.0%
ANSYS, Inc.(1)	36,100	11,813
Aspen Technology, Inc.(1)	107,684	13,632
Bentley Systems, Inc. Class B(1)	379,490	11,916
CDW Corp.	132,727	15,865
DocuSign, Inc.(1)	103,355	22,246
FLIR Systems, Inc.	262,829	9,422
Jack Henry & Associates, Inc.	71,511	11,627
Teradyne, Inc.	262,263	20,839
Zebra Technologies Corp. Class A(1)	66,365	16,755
		134,115

Materials—5.7%
Scotts Miracle-Gro Co. (The)	178,553	27,303
Total Common Stocks (Identified Cost $388,227)		445,759

Total Long-Term Investments—93.2% (Identified Cost $388,227)		445,759

	Shares	Value

Short-Term Investment—5.2%
Money Market Mutual Fund—5.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	24,692,792	$ 24,693
Total Short-Term Investment (Identified Cost $24,693)		24,693

TOTAL INVESTMENTS—98.4% (Identified Cost $412,920)		$470,452
Other assets and liabilities, net—1.6%		7,758
NET ASSETS—100.0%		$478,210

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$445,759	$445,759
Money Market Mutual Fund	24,693	24,693
Total Investments	$470,452	$470,452
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Financial Statements

SGA Emerging Markets Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—97.4%
Communication Services—6.3%
Kakao Corp.	398	$ 124
Tencent Holdings Ltd.	3,236	218
		342

Consumer Discretionary—34.9%
Alibaba Group Holding Ltd.(1)	9,468	347
Fast Retailing Co. Ltd.	284	178
Huazhu Group Ltd. ADR	4,880	211
JD.com, Inc. ADR(1)	2,553	198
MercadoLibre, Inc.(1)	205	222
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	1,155	173
TAL Education Group ADR(1)	2,033	155
Trip.com Group Ltd. ADR(1)	6,432	200
Yum China Holdings, Inc.	3,663	194
		1,878

Consumer Staples—21.8%
Budweiser Brewing Co. APAC Ltd.	47,346	138
CP ALL PCL	135,696	259
Fomento Economico Mexicano SAB de C.V. Sponsored ADR	3,036	171
Raia Drogasil S.A.	30,025	126
Unicharm Corp.	3,523	158
Universal Robina Corp.	37,619	104
Wal-Mart de Mexico SAB de C.V.	91,303	218
		1,174

Financials—16.4%
AIA Group Ltd.	21,143	210
HDFC Bank Ltd. ADR(1)	5,836	292
Ping An Insurance Group Co. of China Ltd. Class H	14,055	146
Sanlam Ltd.	41,508	129
XP, Inc. Class A(1)	2,500	104
		881

	Shares	Value

Health Care—5.4%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	63,970	$ 128
Wuxi Biologics Cayman, Inc.(1)	6,649	163
		291

Industrials—2.5%
Kansas City Southern	734	133
Information Technology—7.1%
Infosys Ltd. Sponsored ADR	16,675	230
Visa, Inc. Class A	772	155
		385

Materials—3.0%
Asian Paints Ltd.	6,027	162
Total Common Stocks (Identified Cost $4,437)		5,246

Total Long-Term Investments—97.4% (Identified Cost $4,437)		5,246

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	79,814	80
Total Short-Term Investment (Identified Cost $80)		80

TOTAL INVESTMENTS—98.9% (Identified Cost $4,517)		$5,326
Other assets and liabilities, net—1.1%		60
NET ASSETS—100.0%		$5,386

Abbreviation:
ADR	American Depositary Receipt
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	40%
India	13
United States	8
Mexico	7
Hong Kong	7
Japan	6
Thailand	5
Other	14
Total	100%
† % of total investments as of September 30, 2020.
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$5,246	$2,911	$2,335
Money Market Mutual Fund	80	80	—
Total Investments	$5,326	$2,991	$2,335
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.0%
Communication Services—9.8%
Alphabet, Inc. Class C(1)	3,338	$ 4,905
Facebook, Inc. Class A(1)	17,969	4,706
Tencent Holdings Ltd.	48,259	3,260
		12,871

Consumer Discretionary—20.2%
Alibaba Group Holding Ltd. Sponsored ADR(1)	21,131	6,212
Amazon.com, Inc.(1)	1,657	5,217
Fast Retailing Co. Ltd.	5,754	3,616
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	25,187	3,766
NIKE, Inc. Class B	31,410	3,943
Yum! Brands, Inc.	41,606	3,799
		26,553

Consumer Staples—5.1%
CP ALL PCL	2,000,054	3,813
Heineken NV	33,454	2,976
		6,789

Financials—9.0%
AIA Group Ltd.	485,261	4,824
HDFC Bank Ltd. ADR(1)	110,078	5,499
Sanlam Ltd.	483,683	1,501
		11,824

Health Care—16.3%
Abbott Laboratories	43,702	4,756
Alcon, Inc.(1)	68,103	3,879
Illumina, Inc.(1)	11,852	3,663
Intuitive Surgical, Inc.(1)	4,815	3,416
Novo Nordisk A/S Class B	49,298	3,411
Regeneron Pharmaceuticals, Inc.(1)	4,134	2,314
		21,439

Industrials—6.0%
IHS Markit Ltd.	57,046	4,479
Kansas City Southern	18,772	3,394
		7,873

	Shares	Value

Information Technology—26.7%
Autodesk, Inc.(1)	14,192	$ 3,279
Dassault Systemes SE	13,804	2,585
FleetCor Technologies, Inc.(1)	19,393	4,617
Infosys Ltd. Sponsored ADR	286,160	3,952
Microsoft Corp.	24,655	5,186
PayPal Holdings, Inc.(1)	20,106	3,961
salesforce.com, Inc.(1)	15,040	3,780
SAP SE Sponsored ADR	16,610	2,588
Visa, Inc. Class A	26,088	5,217
		35,165

Materials—3.0%
Linde plc	16,434	3,914
Real Estate—1.9%
Equinix, Inc.	3,416	2,597
Total Common Stocks (Identified Cost $94,579)		129,025

Total Long-Term Investments—98.0% (Identified Cost $94,579)		129,025

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(2)	2,595,404	2,595
Total Short-Term Investment (Identified Cost $2,595)		2,595

TOTAL INVESTMENTS—100.0% (Identified Cost $97,174)		$131,620
Other assets and liabilities, net—(0.0)%		(1)
NET ASSETS—100.0%		$131,619

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	56%
China	9
India	7
United Kingdom	6
Hong Kong	4
Switzerland	3
Thailand	3
Other	12
Total	100%
† % of total investments as of September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 5.
See Notes to Financial Statements

SGA Global Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$129,025	$113,512	$15,513
Money Market Mutual Fund	2,595	2,595	—
Total Investments	$131,620	$116,107	$15,513
There were no securities valued using significant unobservable inputs (Level 3) at September 30, 2020.
There were no transfers into or out of Level 3 related to securities held at September 30, 2020.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES September 30, 2020
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Assets
Investment in securities at value(1)	$ 696,787	$ 131,329	$ 33,085	$ 782,218
Foreign currency at value(2)	—	—	— (a)	—
Cash	4,917	— (a)	745	5,597
Receivables
Fund shares sold	106	19	1	2,011
Dividends	138	195	144	371
Tax reclaims	—	—	37	—
Prepaid Trustees’ retainer	14	2	1	15
Prepaid expenses	30	27	19	50
Other assets	74	14	4	84
Total assets	702,066	131,586	34,036	790,346
Liabilities
Payables
Fund shares repurchased	205	148	27	5,751
Investment securities purchased	—	154	40	—
Investment advisory fees	393	58	13	412
Distribution and service fees	139	29	6	52
Administration and accounting fees	59	12	3	67
Transfer agent and sub-transfer agent fees and expenses	74	20	7	133
Professional fees	24	22	25	24
Trustee deferred compensation plan	74	14	4	84
Interest expense and/or commitment fees	1	— (a)	— (a)	1
Other accrued expenses	72	38	6	24
Total liabilities	1,041	495	131	6,548
Net Assets	$ 701,025	$ 131,091	$ 33,905	$ 783,798
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 216,456	$ 96,947	$ 36,135	$ 625,075
Accumulated earnings (loss)	484,569	34,144	(2,230)	158,723
Net Assets	$ 701,025	$ 131,091	$ 33,905	$ 783,798
Net Assets:
Class A	$ 640,963	$ 113,585	$ 22,089	$ 56,677
Class C	$ 13,183	$ 6,394	$ 1,467	$ 49,164
Class I	$ 46,600	$ 10,319	$ 10,259	$ 658,291
Class R6	$ 279	$ 793	$ 90	$ 19,666
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	26,485,364	4,931,827	1,731,743	1,419,337
Class C	739,267	311,743	119,400	1,335,128
Class I	1,852,824	448,633	803,116	16,136,626
Class R6	10,990	34,535	7,027	481,008
Net Asset Value and Redemption Price Per Share:
Class A	$ 24.20	$ 23.03	$ 12.76	$ 39.93
Class C	$ 17.83	$ 20.51	$ 12.29	$ 36.82
Class I	$ 25.15	$ 23.00	$ 12.77	$ 40.79
Class R6	$ 25.38	$ 22.96	$ 12.81	$ 40.89
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2020
(Reported in thousands except shares and per share amounts)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 25.68	$ 24.44	$ 13.54	$ 42.37
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 227,227	$ 132,980	$ 31,202	$ 624,210
(2) Foreign currency at cost	$ —	$ —	$ —(a)	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2020
(Reported in thousands except shares and per share amounts)
	KAR Mid-Cap Growth Fund	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund
Assets
Investment in securities at value(1)	$ 2,517,586	$ 1,533,879	$ 6,320,378	$ 805,949
Foreign currency at value(2)	—	— (a)	—	—
Cash	2,304	43,897	127,426	15,709
Receivables
Fund shares sold	17,428	2,800	8,516	2,338
Dividends	265	357	12	827
Prepaid Trustees’ retainer	47	32	129	16
Prepaid expenses	144	45	78	52
Other assets	262	169	680	89
Total assets	2,538,036	1,581,179	6,457,219	824,980
Liabilities
Payables
Fund shares repurchased	3,362	854	8,060	577
Investment advisory fees	1,426	968	4,201	477
Distribution and service fees	184	97	419	31
Administration and accounting fees	210	135	541	72
Transfer agent and sub-transfer agent fees and expenses	338	244	1,167	156
Professional fees	26	28	40	25
Trustee deferred compensation plan	262	169	680	89
Interest expense and/or commitment fees	2	2	8	1
Other accrued expenses	72	58	232	30
Total liabilities	5,882	2,555	15,348	1,458
Net Assets	$ 2,532,154	$ 1,578,624	$ 6,441,871	$ 823,522
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 1,847,745	$ 965,883	$ 3,428,414	$ 633,607
Accumulated earnings (loss)	684,409	612,741	3,013,457	189,915
Net Assets	$ 2,532,154	$ 1,578,624	$ 6,441,871	$ 823,522
Net Assets:
Class A	$ 482,266	$ 112,178	$ 772,158	$ 83,622
Class C	$ 112,165	$ 89,553	$ 322,672	$ 16,233
Class I	$ 1,837,262	$ 1,082,010	$ 5,251,980	$ 711,421
Class R6	$ 100,461	$ 294,883	$ 95,061	$ 12,246
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	8,307,417	2,789,507	15,757,023	4,188,382
Class C	2,482,372	2,718,137	7,434,716	835,073
Class I	30,541,452	25,360,022	104,516,069	35,619,476
Class R6	1,660,683	6,882,647	1,886,681	612,427
Net Asset Value and Redemption Price Per Share:
Class A	$ 58.05	$ 40.21	$ 49.00	$ 19.97
Class C	$ 45.18	$ 32.95	$ 43.40	$ 19.44
Class I	$ 60.16	$ 42.67	$ 50.25	$ 19.97
Class R6	$ 60.49	$ 42.84	$ 50.39	$ 20.00
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 61.59	$ 42.66	$ 51.99	$ 21.19
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 1,823,900	$ 1,039,269	$ 3,939,706	$ 595,767
(2) Foreign currency at cost	$ —	$ —(a)	$ —	$ —

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2020
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund
Assets
Investment in securities at value(1)	$ 470,452	$ 5,326	$ 131,620
Foreign currency at value(2)	—	71	— (a)
Cash	133	— (a)	—
Receivables
Investment securities sold	—	71	—
Fund shares sold	8,392	—	31
Dividends	45	3	28
Tax reclaims	—	— (a)	47
Prepaid Trustees’ retainer	7	— (a)	3
Prepaid expenses	35	23	38
Other assets	47	1	14
Total assets	479,111	5,495	131,781
Liabilities
Payables
Fund shares repurchased	443	—	6
Investment securities purchased	—	71	—
Foreign capital gains tax	—	2	—
Investment advisory fees	264	9	70
Distribution and service fees	12	— (a)	10
Administration and accounting fees	39	— (a)	11
Transfer agent and sub-transfer agent fees and expenses	62	— (a)	8
Professional fees	23	25	33
Trustee deferred compensation plan	47	1	14
Interest expense and/or commitment fees	— (a)	— (a)	— (a)
Other accrued expenses	11	1	10
Total liabilities	901	109	162
Net Assets	$ 478,210	$ 5,386	$ 131,619
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 421,639	$ 4,476	$ 92,849
Accumulated earnings (loss)	56,571	910	38,770
Net Assets	$ 478,210	$ 5,386	$ 131,619
Net Assets:
Class A	$ 19,735	$ 169	$ 26,504
Class C	$ 10,210	$ 142	$ 5,210
Class I	$ 439,899	$ 247	$ 27,529
Class R6	$ 8,366	$ 4,828	$ 72,376
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,367,158	14,151	998,663
Class C	721,006	12,048	207,843
Class I	30,311,778	20,675	1,032,685
Class R6	575,361	403,317	2,643,577
Net Asset Value and Redemption Price Per Share:
Class A	$ 14.43	$ 11.90	$ 26.54
Class C	$ 14.16	$ 11.79	$ 25.06
Class I	$ 14.51	$ 11.94	$ 26.66
Class R6	$ 14.54	$ 11.97	$ 27.38
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2020
(Reported in thousands except shares and per share amounts)
	KAR Small-Mid Cap Core Fund	SGA Emerging Markets Growth Fund	SGA Global Growth Fund
Maximum Offering Price per Share (NAV/(1-Maximum Sales Charge)):
Class A	$ 15.31	$ 12.63	$ 28.16
Maximum Sales Charge - Class A	5.75%	5.75%	5.75%
(1) Investment in securities at cost	$ 412,920	$ 4,517	$ 97,174
(2) Foreign currency at cost	$ —	$ 71	$ —(a)

(a)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS YEAR ENDED September 30, 2020
($ reported in thousands)
	KAR Capital Growth Fund	KAR Equity Income Fund	KAR Global Quality Dividend Fund	KAR Mid-Cap Core Fund	KAR Mid-Cap Growth Fund
Investment Income
Dividends	$ 3,355	$ 2,543	$ 1,444	$ 4,485	$ 4,562
Security lending, net of fees	43	—	8	1	—
Foreign taxes withheld	—	(5)	(94)	—	—
Total investment income	3,398	2,538	1,358	4,486	4,562
Expenses
Investment advisory fees	4,026	980	276	4,684	9,214
Distribution and service fees, Class A	1,330	281	63	131	720
Distribution and service fees, Class C	101	71	24	453	682
Administration and accounting fees	609	144	46	619	1,308
Transfer agent fees and expenses	342	75	25	256	566
Sub-transfer agent fees and expenses, Class A	173	66	15	44	208
Sub-transfer agent fees and expenses, Class C	6	3	2	44	63
Sub-transfer agent fees and expenses, Class I	29	7	12	454	837
Custodian fees	1	3	1	1	3
Printing fees and expenses	47	19	15	48	108
Professional fees	40	24	26	31	38
Interest expense and/or commitment fees	3	1	— (1)	3	7
Registration fees	64	56	59	106	169
Trustees’ fees and expenses	47	11	3	45	75
Miscellaneous expenses	244	84	24	46	114
Total expenses	7,062	1,825	591	6,965	14,112
Less net expenses reimbursed and/or waived by investment adviser(2)	(1)	(197)	(99)	(828)	—
Less low balance account fees	(17)	(2)	(1)	— (1)	(2)
Plus net expenses recaptured(2)	—	—	—	—	26
Net expenses	7,044	1,626	491	6,137	14,136
Net investment income (loss)	(3,646)	912	867	(1,651)	(9,574)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	18,655	52,646	(2,752)	3,785	1,409
Foreign currency transactions	—	—	(1)	—	—
Written options	—	(7,962)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	220,795	(31,677)	(2,980)	85,472	614,023
Foreign currency transactions	—	—	(2)	—	—
Written options	—	(36)	—	—	—
Net realized and unrealized gain (loss) on investments	239,450	12,971	(5,735)	89,257	615,432
Net increase (decrease) in net assets resulting from operations	$235,804	$ 13,883	$(4,868)	$87,606	$605,858

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2020
($ reported in thousands)
	KAR Small-Cap Core Fund	KAR Small-Cap Growth Fund	KAR Small-Cap Value Fund	KAR Small-Mid Cap Core Fund	SGA Emerging Markets Growth Fund
Investment Income
Dividends	$ 12,484	$ 19,007	$ 12,729	$ 1,993	$ 56
Security lending, net of fees	4	6	—	—	—
Foreign taxes withheld	(20)	—	(27)	—	(5)
Total investment income	12,468	19,013	12,702	1,993	51
Expenses
Investment advisory fees	11,431	44,545	4,629	1,343	49
Distribution and service fees, Class A	302	1,799	197	23	—
Distribution and service fees, Class C	962	2,976	157	45	2
Administration and accounting fees	1,598	5,728	698	195	13
Transfer agent fees and expenses	670	2,407	295	82	2
Sub-transfer agent fees and expenses, Class A	108	741	58	10	— (1)
Sub-transfer agent fees and expenses, Class C	74	242	13	3	— (1)
Sub-transfer agent fees and expenses, Class I	827	4,147	539	147	— (1)
Custodian fees	2	8	1	1	—
Printing fees and expenses	104	408	58	17	2
Professional fees	49	171	33	24	24
Interest expense and/or commitment fees	9	33	4	1	— (1)
Registration fees	84	159	90	97	86
Trustees’ fees and expenses	130	454	53	9	— (1)
Miscellaneous expenses	152	524	60	16	6
Total expenses	16,502	64,342	6,885	2,013	184
Less net expenses reimbursed and/or waived by investment adviser(2)	—	—	—	(67)	(130)
Less low balance account fees	— (1)	(2)	(1)	— (1)	—
Net expenses	16,502	64,340	6,884	1,946	54
Net investment income (loss)	(4,034)	(45,327)	5,818	47	(3)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	120,335	811,784	(13,648)	(843)	107
Foreign currency transactions	8	50	—	—	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	29,309	814,394	79,242	55,857	817
Foreign currency transactions	—	7	—	—	— (1)
Foreign capital gains tax	—	—	—	—	(2)
Net realized and unrealized gain (loss) on investments	149,652	1,626,235	65,594	55,014	921
Net increase (decrease) in net assets resulting from operations	$145,618	$1,580,908	$ 71,412	$55,061	$ 918

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF OPERATIONS (Continued)
YEAR ENDED September 30, 2020
($ reported in thousands)
SGA Global Growth Fund
Investment Income
Dividends	$ 862
Security lending, net of fees	— (1)
Foreign taxes withheld	(48)
Total investment income	814
Expenses
Investment advisory fees	821
Distribution and service fees, Class A	37
Distribution and service fees, Class C	44
Administration and accounting fees	115
Transfer agent fees and expenses	46
Sub-transfer agent fees and expenses, Class A	4
Sub-transfer agent fees and expenses, Class C	2
Sub-transfer agent fees and expenses, Class I	27
Custodian fees	— (1)
Printing fees and expenses	11
Professional fees	29
Interest expense and/or commitment fees	— (1)
Registration fees	57
Trustees’ fees and expenses	8
Miscellaneous expenses	19
Total expenses	1,220
Less net expenses reimbursed and/or waived by investment adviser(2)	(123)
Net expenses	1,097
Net investment income (loss)	(283)
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	5,406
Foreign currency transactions	(11)
Net change in unrealized appreciation (depreciation) on:
Investments	20,277
Foreign currency transactions	3
Net realized and unrealized gain (loss) on investments	25,675
Net increase (decrease) in net assets resulting from operations	$25,392

(1)	Amount is less than $500.
(2)	See Note 4D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS
($ reported in thousands)
	KAR Capital Growth Fund		KAR Equity Income Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (3,646)	$ (2,205)	$ 912	$ 1,061
Net realized gain (loss)	18,655	20,250	44,684	(2,644)
Net change in unrealized appreciation (depreciation)	220,795	(16,012)	(31,713)	(2,272)
Increase (decrease) in net assets resulting from operations	235,804	2,033	13,883	(3,855)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(13,917)	(42,216)	(1,182)	(1,129)
Class C	(341)	(1,557)	(14)	(54)
Class I	(673)	(1,314)	(133)	(161)
Class R6	(6)	(8)	(13)	(23)
Total Dividends and Distributions to Shareholders	(14,937)	(45,095)	(1,342)	(1,367)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(34,651)	2,187	(12,326)	(2,367)
Class C	792	(3,711)	(2,051)	(19,940)
Class I	11,756	6,417	(1,330)	(3,713)
Class R6	149	(5,834)	(222)	(3,786)
Increase (decrease) in net assets from capital transactions	(21,954)	(941)	(15,929)	(29,806)
Net increase (decrease) in net assets	198,913	(44,003)	(3,388)	(35,028)
Net Assets
Beginning of period	502,112	546,115	134,479	169,507
End of Period	$ 701,025	$ 502,112	$ 131,091	$ 134,479
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Global Quality Dividend Fund		KAR Mid-Cap Core Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 867	$ 971	$ (1,651)	$ (362)
Net realized gain (loss)	(2,753)	(861)	3,785	1,545
Net change in unrealized appreciation (depreciation)	(2,982)	3,323	85,472	26,947
Increase (decrease) in net assets resulting from operations	(4,868)	3,433	87,606	28,130
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(669)	(2,449)	(222)	(242)
Class C	(45)	(465)	(207)	(234)
Class I	(228)	(495)	(1,612)	(1,379)
Class R6	(3)	—	(56)	(17)
Total Dividends and Distributions to Shareholders	(945)	(3,409)	(2,097)	(1,872)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(3,290)	2,837	3,463	11,502
Class C	(1,314)	(1,716)	523	10,731
Class I	4,427	2,329	256,818	140,292
Class R6	—	100	6,369	8,429
Increase (decrease) in net assets from capital transactions	(177)	3,550	267,173	170,954
Net increase (decrease) in net assets	(5,990)	3,574	352,682	197,212
Net Assets
Beginning of period	39,895	36,321	431,116	233,904
End of Period	$ 33,905	$ 39,895	$ 783,798	$ 431,116
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Mid-Cap Growth Fund		KAR Small-Cap Core Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (9,574)	$ (2,518)	$ (4,034)	$ (1,155)
Net realized gain (loss)	1,409	3,921	120,343	65,025
Net change in unrealized appreciation (depreciation)	614,023	8,143	29,309	92,814
Increase (decrease) in net assets resulting from operations	605,858	9,546	145,618	156,684
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,240)	(2,261)	(5,631)	(4,670)
Class C	(384)	(348)	(5,334)	(4,986)
Class I	(2,476)	(1,134)	(48,638)	(39,927)
Class R6	(25)	(3)	(5,252)	(3,179)
Total Dividends and Distributions to Shareholders	(4,125)	(3,746)	(64,855)	(52,762)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	167,734	44,017	(24,683)	(27,618)
Class C	40,327	27,696	(18,869)	(21,478)
Class I	1,098,875	253,153	(187,888)	(111,236)
Class R6	89,984	1,938	179,793	10,121
Increase (decrease) in net assets from capital transactions	1,396,920	326,804	(51,647)	(150,211)
Net increase (decrease) in net assets	1,998,653	332,604	29,116	(46,289)
Net Assets
Beginning of period	533,501	200,897	1,549,508	1,595,797
End of Period	$ 2,532,154	$ 533,501	$ 1,578,624	$ 1,549,508
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Cap Growth Fund		KAR Small-Cap Value Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (45,327)	$ (24,248)	$ 5,818	$ 5,464
Net realized gain (loss)	811,834	(41,148)	(13,648)	(8,971)
Net change in unrealized appreciation (depreciation)	814,401	641,026	79,242	(17,954)
Increase (decrease) in net assets resulting from operations	1,580,908	575,630	71,412	(21,461)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,736)	(14,708)	(469)	(1,360)
Class C	(5,279)	(6,272)	—	(298)
Class I	(65,197)	(69,698)	(4,156)	(9,963)
Class R6	(823)	(248)	(105)	(328)
Return of Capital:
Class A	—	(765)	—	—
Class C	—	(338)	—	—
Class I	—	(3,824)	—	—
Class R6	—	(28)	—	—
Total Dividends and Distributions to Shareholders	(83,035)	(95,881)	(4,730)	(11,949)
Change in Net Assets from Capital Transactions (See Note 6):
Class A	(146,328)	(199,784)	(2,705)	(253)
Class C	(45,805)	(39,105)	(112)	(11,820)
Class I	60,051	(525,903)	169,955	34,116
Class R6	30,011	26,939	(95)	(8,883)
Increase (decrease) in net assets from capital transactions	(102,071)	(737,853)	167,043	13,160
Net increase (decrease) in net assets	1,395,802	(258,104)	233,725	(20,250)
Net Assets
Beginning of period	5,046,069	5,304,173	589,797	610,047
End of Period	$ 6,441,871	$ 5,046,069	$ 823,522	$ 589,797
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	KAR Small-Mid Cap Core Fund		SGA Emerging Markets Growth Fund
	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2020	From Inception June 13, 2019 to September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 47	$ (8)	$ (3)	$ (2)
Net realized gain (loss)	(843)	(155)	106	3
Net change in unrealized appreciation (depreciation)	55,857	1,483	815	(8)
Increase (decrease) in net assets resulting from operations	55,061	1,320	918	(7)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	(4)	(—) (1)	—
Class C	—	(2)	(—) (1)	—
Class I	—	(16)	(—) (1)	—
Class R6	—	(36)	(1)	—
Total Dividends and Distributions to Shareholders	—	(58)	(1)	—
Change in Net Assets from Capital Transactions (See Note 6):
Class A	16,375	1,211	43	100
Class C	8,117	866	16	100
Class I	363,831	23,837	100	110
Class R6	4,224	—	(31)	4,038
Increase (decrease) in net assets from capital transactions	392,547	25,914	128	4,348
Net increase (decrease) in net assets	447,608	27,176	1,045	4,341
Net Assets
Beginning of period	30,602	3,426	4,341	—
End of Period	$ 478,210	$ 30,602	$ 5,386	$ 4,341

(1)	Amount is less than $500.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
($ reported in thousands)
	SGA Global Growth Fund
	Year Ended September 30, 2020	Fiscal Period Ended September 30, 2019(1)	Year Ended January 31, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ (283)	$ 70	$ (47)
Net realized gain (loss)	5,395	71	238
Net change in unrealized appreciation (depreciation)	20,280	6,261	(1,551)
Increase (decrease) in net assets resulting from operations	25,392	6,402	(1,360)
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	—	—	(147)
Class C	—	—	(113)
Class I*	(3)	—	(286)
Class R6**	(34)	—	(1,006)
Y Class**	—	—	(672)
Total Dividends and Distributions to Shareholders	(37)	—	(2,224)
Change in Net Assets From Capital Transactions (See Note 6):
Class A	19,110	21	167
Class C	699	16	1,253
Class I*	9,377	6,224	(13,064)
Class R6**	15,808	(765)	13,749
Y Class**	—	—	3,835
Increase (decrease) in net assets from share transactions	44,994	5,496	5,940
Net increase (decrease) in net assets	70,349	11,898	2,356
Net Assets
Beginning of period	61,270	49,372	47,016
End of Period	$131,619	$61,270	$ 49,372

*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1 in Notes to Financial Statements.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1 in Notes to Financial Statements.
(1)	Period from February 1, 2019 to September 30, 2019. The Fund had a fiscal period end change from January 31 to September 30.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Capital Growth Fund
Class A
10/1/19 to 9/30/20	$16.67	(0.12)	8.16	8.04	—	—	(0.51)	(0.51)	7.53	$24.20	49.20%	$ 640,963	1.22% (6)	1.23%	(0.63) %	4%
10/1/18 to 9/30/19	18.37	(0.07)	(0.08)	(0.15)	—	—	(1.55)	(1.55)	(1.70)	16.67	1.10	471,071	1.23 (6)	1.24	(0.43)	12
10/1/17 to 9/30/18	16.18	(0.08)	3.13	3.05	—	—	(0.86)	(0.86)	2.19	18.37	19.56	508,124	1.22 (6)	1.22	(0.49)	17
4/1/17 to 9/30/17(7)	14.10	(0.03)	2.27	2.24	—	—	(0.16)	(0.16)	2.08	16.18	15.93	446,720	1.30 (6)	1.30	(0.40)	13
4/1/16 to 3/31/17	13.66	(0.05)	1.64	1.59	—	—	(1.15)	(1.15)	0.44	14.10	12.34 (8)	402,118	1.33 (6)(8)(9)	1.34	(0.40) (8)	21
4/1/15 to 3/31/16	14.23	(0.05)	0.13	0.08	—	—	(0.65)	(0.65)	(0.57)	13.66	0.39	401,617	1.30 (6)	1.30	(0.32)	20
Class C
10/1/19 to 9/30/20	$12.49	(0.20)	6.05	5.85	—	—	(0.51)	(0.51)	5.34	$17.83	48.09%	$ 13,183	2.00% (6)	2.00%	(1.41) %	4%
10/1/18 to 9/30/19	14.34	(0.15)	(0.15)	(0.30)	—	—	(1.55)	(1.55)	(1.85)	12.49	0.26	8,632	2.02 (6)	2.02	(1.22)	12
10/1/17 to 9/30/18	12.91	(0.17)	2.46	2.29	—	—	(0.86)	(0.86)	1.43	14.34	18.58	14,408	1.99 (6)	2.00	(1.26)	17
4/1/17 to 9/30/17(7)	11.32	(0.07)	1.82	1.75	—	—	(0.16)	(0.16)	1.59	12.91	15.51	14,052	2.08 (6)	2.08	(1.18)	13
4/1/16 to 3/31/17	11.27	(0.13)	1.33	1.20	—	—	(1.15)	(1.15)	0.05	11.32	11.47 (8)	13,345	2.08 (6)(8)(9)	2.09	(1.16) (8)	21
4/1/15 to 3/31/16	11.93	(0.12)	0.11	(0.01)	—	—	(0.65)	(0.65)	(0.66)	11.27	(0.31)	19,832	2.05 (6)	2.06	(1.07)	20
Class I
10/1/19 to 9/30/20	$17.36	(0.09)	8.39	8.30	—	—	(0.51)	(0.51)	7.79	$25.15	48.72%	$ 46,600	1.01% (6)	1.02%	(0.44) %	4%
10/1/18 to 9/30/19	19.02	(0.04)	(0.07)	(0.11)	—	—	(1.55)	(1.55)	(1.66)	17.36	1.29	22,315	1.02 (6)	1.03	(0.21)	12
10/1/17 to 9/30/18	16.69	(0.05)	3.24	3.19	—	—	(0.86)	(0.86)	2.33	19.02	19.81	17,125	0.99 (6)	0.99	(0.26)	17
4/1/17 to 9/30/17(7)	14.52	(0.01)	2.34	2.33	—	—	(0.16)	(0.16)	2.17	16.69	16.09	12,466	1.08 (6)	1.08	(0.18)	13
4/1/16 to 3/31/17	14.00	(0.01)	1.68	1.67	—	—	(1.15)	(1.15)	0.52	14.52	12.61 (8)	10,180	1.08 (6)(8)(9)	1.09	(0.15) (8)	21
4/1/15 to 3/31/16	14.53	(0.01)	0.13	0.12	—	—	(0.65)	(0.65)	(0.53)	14.00	0.66	8,227	1.05 (6)	1.05	(0.07)	20
Class R6
10/1/19 to 9/30/20	$17.37	(0.01)	8.53	8.52	—	—	(0.51)	(0.51)	8.01	$25.38	49.99%	$ 279	0.72%	0.94%	(0.06) %	4%
10/1/18 to 9/30/19	19.04	(0.05)	(0.07)	(0.12)	—	—	(1.55)	(1.55)	(1.67)	17.37	1.25	94	0.78 (10)	0.94	(0.27)	12
1/30/18 (11) to 9/30/18	18.46	(—) (12)	0.58	0.58	—	—	—	—	0.58	19.04	3.14	6,458	0.80 (10)	0.91	(0.03)	17 (13)

KAR Equity Income Fund
Class A
10/1/19 to 9/30/20	$20.62	0.15	2.47	2.62	(0.21)	—	—	(0.21)	2.41	$23.03	12.75%	$ 113,585	1.23% (9)	1.38%	0.72%	118%
10/1/18 to 9/30/19	21.05	0.16	(0.38)	(0.22)	(0.21)	—	—	(0.21)	(0.43)	20.62	(0.85)	115,121	1.20	1.34	0.80	26
10/1/17 to 9/30/18	20.26	0.14	2.02	2.16	(0.06)	—	(1.31)	(1.37)	0.79	21.05	10.84	118,904	1.20	1.31	0.71	24
4/1/17 to 9/30/17(7)	20.27	0.06	1.72	1.78	(0.06)	—	(1.73)	(1.79)	(0.01)	20.26	9.26	120,445	1.23 (10)	1.39	0.63	110
4/1/16 to 3/31/17	18.14	0.15	2.68	2.83	(0.22)	—	(0.48)	(0.70)	2.13	20.27	15.85 (8)	113,442	1.26 (8)(9)	1.40	0.81	496
4/1/15 to 3/31/16	20.97	0.14	0.56	0.70	(0.15)	—	(3.38)	(3.53)	(2.83)	18.14	4.02	101,113	1.25	1.38	0.74	312
Class C
10/1/19 to 9/30/20	$18.36	(0.01)	2.19	2.18	(0.03)	—	—	(0.03)	2.15	$20.51	11.91%	$ 6,394	1.97% (9)	2.13%	(0.03) %	118%
10/1/18 to 9/30/19	18.71	0.01	(0.33)	(0.32)	(0.03)	—	—	(0.03)	(0.35)	18.36	(1.65)	7,769	1.95	2.10	0.07	26
10/1/17 to 9/30/18	18.23	(0.01)	1.80	1.79	—	—	(1.31)	(1.31)	0.48	18.71	10.00	30,576	1.95	2.06	(0.03)	24
4/1/17 to 9/30/17(7)	18.44	(0.02)	1.56	1.54	(0.02)	—	(1.73)	(1.75)	(0.21)	18.23	8.85	32,710	1.98 (10)	2.15	(0.17)	110
4/1/16 to 3/31/17	16.48	0.01	2.44	2.45	(0.01)	—	(0.48)	(0.49)	1.96	18.44	15.01 (8)	37,269	2.00 (8)(9)	2.15	0.04	496
4/1/15 to 3/31/16	19.42	— (12)	0.51	0.51	(0.07)	—	(3.38)	(3.45)	(2.94)	16.48	3.27	36,236	2.00	2.13	0.01	312
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Equity Income Fund (Continued)
Class I
10/1/19 to 9/30/20	$20.60	0.20	2.46	2.66	(0.26)	—	—	(0.26)	2.40	$23.00	12.98%	$ 10,319	0.98% (9)	1.13%	0.97%	118%
10/1/18 to 9/30/19	21.03	0.21	(0.38)	(0.17)	(0.26)	—	—	(0.26)	(0.43)	20.60	(0.58)	10,654	0.95	1.09	1.06	26
10/1/17 to 9/30/18	20.22	0.19	2.01	2.20	(0.08)	—	(1.31)	(1.39)	0.81	21.03	11.10	15,028	0.95	1.08	0.92	24
4/1/17 to 9/30/17(7)	20.22	0.09	1.71	1.80	(0.07)	—	(1.73)	(1.80)	—	20.22	9.41	32,485	0.98 (10)	1.15	0.91	110
4/1/16 to 3/31/17	18.13	0.21	2.66	2.87	(0.30)	—	(0.48)	(0.78)	2.09	20.22	16.16 (8)	21,011	1.01 (8)(9)	1.15	1.13	496
4/1/15 to 3/31/16	20.96	0.21	0.53	0.74	(0.19)	—	(3.38)	(3.57)	(2.83)	18.13	4.25	11,991	1.00	1.13	1.13	312
Class R6
10/1/19 to 9/30/20	$20.56	0.21	2.47	2.68	(0.28)	—	—	(0.28)	2.40	$22.96	13.08%	$ 793	0.93% (9)	1.05%	1.01%	118%
10/1/18 to 9/30/19	21.03	0.20	(0.37)	(0.17)	(0.30)	—	—	(0.30)	(0.47)	20.56	(0.56)	935	0.91	1.03	1.02	26
1/30/18 (11) to 9/30/18	20.70	0.15	0.18	0.33	—	—	—	—	0.33	21.03	1.59	4,999	0.91	1.00	1.16	24

KAR Global Quality Dividend Fund
Class A
10/1/19 to 9/30/20	$14.78	0.31	(1.99)	(1.68)	(0.34)	—	—	(0.34)	(2.02)	$12.76	(11.69) %	$ 22,089	1.35%	1.61%	2.32%	53%
10/1/18 to 9/30/19	14.98	0.38	0.85	1.23	(0.39)	—	(1.04)	(1.43)	(0.20)	14.78	9.64	29,367	1.35	1.56	2.71	35
10/1/17 to 9/30/18	16.20	0.40	0.25	0.65	(0.65)	—	(1.22)	(1.87)	(1.22)	14.98	4.24	26,351	1.35	1.50	2.63	33
4/1/17 to 9/30/17(7)	16.81	0.30	0.41	0.71	(0.27)	—	(1.05)	(1.32)	(0.61)	16.20	4.31	44,188	1.35	1.56	3.65	13
4/1/16 to 3/31/17	15.09	0.20	1.66	1.86	(0.14)	—	—	(0.14)	1.72	16.81	12.42	46,670	1.36 (9)	1.48	1.29	119
4/1/15 to 3/31/16	15.40	0.14	(0.37)	(0.23)	(0.08)	—	—	(0.08)	(0.31)	15.09	(1.53)	50,081	1.35	1.44	0.94	25
Class C
10/1/19 to 9/30/20	$14.23	0.20	(1.92)	(1.72)	(0.22)	—	—	(0.22)	(1.94)	$12.29	(12.34) %	$ 1,467	2.10%	2.35%	1.53%	53%
10/1/18 to 9/30/19	14.52	0.24	0.83	1.07	(0.32)	—	(1.04)	(1.36)	(0.29)	14.23	8.74	3,178	2.10	2.29	1.79	35
10/1/17 to 9/30/18	15.82	0.32	0.22	0.54	(0.62)	—	(1.22)	(1.84)	(1.30)	14.52	3.56	5,127	2.10	2.25	2.16	33
4/1/17 to 9/30/17(7)	16.38	0.23	0.39	0.62	(0.13)	—	(1.05)	(1.18)	(0.56)	15.82	3.86	6,107	2.10	2.33	2.87	13
4/1/16 to 3/31/17	14.68	0.08	1.62	1.70	—	—	—	—	1.70	16.38	11.58	6,950	2.11 (9)	2.23	0.54	119
4/1/15 to 3/31/16	15.03	0.01	(0.35)	(0.34)	(0.01)	—	—	(0.01)	(0.35)	14.68	(2.26)	8,211	2.10	2.18	0.10	25
Class I
10/1/19 to 9/30/20	$14.79	0.35	(1.99)	(1.64)	(0.38)	—	—	(0.38)	(2.02)	$12.77	(11.47) %	$ 10,259	1.10%	1.40%	2.66%	53%
10/1/18 to 9/30/19	15.02	0.42	0.83	1.25	(0.44)	—	(1.04)	(1.48)	(0.23)	14.79	9.85	7,246	1.10	1.36	3.00	35
10/1/17 to 9/30/18	16.20	0.47	0.23	0.70	(0.66)	—	(1.22)	(1.88)	(1.18)	15.02	4.56	4,843	1.10	1.29	3.14	33
4/1/17 to 9/30/17(7)	16.84	0.29	0.44	0.73	(0.32)	—	(1.05)	(1.37)	(0.64)	16.20	4.41	6,524	1.10	1.33	3.53	13
4/1/16 to 3/31/17	15.12	0.25	1.65	1.90	(0.18)	—	—	(0.18)	1.72	16.84	12.66	7,096	1.11 (9)	1.23	1.59	119
4/1/15 to 3/31/16	15.40	0.17	(0.35)	(0.18)	(0.10)	—	—	(0.10)	(0.28)	15.12	(1.21)	6,496	1.10	1.18	1.15	25
Class R6
10/1/19 to 9/30/20	$14.80	0.39	(1.99)	(1.60)	(0.39)	—	—	(0.39)	(1.99)	$12.81	(11.18) %	$ 90	0.78%	1.27%	2.92%	53%
8/1/19 (11) to 9/30/19	14.23	0.08	0.49	0.57	—	—	—	—	0.57	14.80	4.01	104	0.78	1.27	3.39	35 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Mid-Cap Core Fund
Class A
10/1/19 to 9/30/20	$35.05	(0.16)	5.19	5.03	—	—	(0.15)	(0.15)	4.88	$39.93	14.39%	$ 56,677	1.20%	1.34%	(0.44) %	19%
10/1/18 to 9/30/19	33.71	(0.08)	1.65	1.57	—	—	(0.23)	(0.23)	1.34	35.05	4.79	46,934	1.20	1.36	(0.23)	28
10/1/17 to 9/30/18	27.95	(0.09)	5.85	5.76	—	—	—	—	5.76	33.71	20.61	33,120	1.20	1.39	(0.29)	21
4/1/17 to 9/30/17(7)	25.80	(0.05)	2.29	2.24	—	—	(0.09)	(0.09)	2.15	27.95	8.70	26,238	1.20	1.49	(0.35)	11
4/1/16 to 3/31/17	22.60	(0.08)	3.28	3.20	—	—	—	—	3.20	25.80	14.16	20,615	1.26 (9)(10)	1.55	(0.32)	28
4/1/15 to 3/31/16	23.00	(0.06)	(0.20)	(0.26)	—	—	(0.14)	(0.14)	(0.40)	22.60	(1.14)	20,639	1.35	1.64	(0.27)	21
Class C
10/1/19 to 9/30/20	$32.58	(0.40)	4.79	4.39	—	—	(0.15)	(0.15)	4.24	$36.82	13.51%	$ 49,164	1.95%	2.10%	(1.19) %	19%
10/1/18 to 9/30/19	31.58	(0.30)	1.53	1.23	—	—	(0.23)	(0.23)	1.00	32.58	4.03	43,268	1.95	2.11	(0.98)	28
10/1/17 to 9/30/18	26.38	(0.31)	5.51	5.20	—	—	—	—	5.20	31.58	19.71	30,661	1.95	2.14	(1.04)	21
4/1/17 to 9/30/17(7)	24.45	(0.14)	2.16	2.02	—	—	(0.09)	(0.09)	1.93	26.38	8.28	17,870	1.95	2.25	(1.10)	11
4/1/16 to 3/31/17	21.57	(0.24)	3.12	2.88	—	—	—	—	2.88	24.45	13.35	14,279	2.00 (9)(10)	2.28	(1.04)	28
4/1/15 to 3/31/16	22.12	(0.22)	(0.19)	(0.41)	—	—	(0.14)	(0.14)	(0.55)	21.57	(1.91)	6,670	2.10	2.38	(1.03)	21
Class I
10/1/19 to 9/30/20	$35.72	(0.07)	5.29	5.22	—	—	(0.15)	(0.15)	5.07	$40.79	14.65%	$ 658,291	0.95%	1.09%	(0.18) %	19%
10/1/18 to 9/30/19	34.26	0.01	1.68	1.69	—	—	(0.23)	(0.23)	1.46	35.72	5.06	329,591	0.95	1.11	0.03	28
10/1/17 to 9/30/18	28.34	(0.01)	5.93	5.92	—	—	—	—	5.92	34.26	20.93	167,649	0.95	1.14	(0.03)	21
4/1/17 to 9/30/17(7)	26.12	(0.01)	2.32	2.31	—	—	(0.09)	(0.09)	2.22	28.34	8.82	69,955	0.95	1.25	(0.10)	11
4/1/16 to 3/31/17	22.82	(0.01)	3.31	3.30	—	—	—	—	3.30	26.12	14.46	50,922	0.99 (9)(10)	1.26	(0.02)	28
4/1/15 to 3/31/16	23.17	(0.01)	(0.20)	(0.21)	—	—	(0.14)	(0.14)	(0.35)	22.82	(0.92)	7,570	1.10	1.38	(0.03)	21
Class R6
10/1/19 to 9/30/20	$35.77	(0.04)	5.31	5.27	—	—	(0.15)	(0.15)	5.12	$40.89	14.77%	$ 19,666	0.87%	1.00%	(0.10) %	19%
10/1/18 to 9/30/19	34.28	0.04	1.68	1.72	—	—	(0.23)	(0.23)	1.49	35.77	5.15	11,323	0.87	1.01	0.11	28
1/30/18 (11) to 9/30/18	32.78	0.02	1.48	1.50	—	—	—	—	1.50	34.28	4.58	2,474	0.87	1.06	0.10	21 (13)

KAR Mid-Cap Growth Fund
Class A
10/1/19 to 9/30/20	$37.39	(0.42)	21.34	20.92	—	—	(0.26)	(0.26)	20.66	$58.05	56.23%	$ 482,266	1.28% (6)(14)	1.26%	(0.90) %	14%
10/1/18 to 9/30/19	35.55	(0.31)	2.79	2.48	—	—	(0.64)	(0.64)	1.84	37.39	7.46	181,184	1.40 (6)(14)	1.33	(0.87)	28
10/1/17 to 9/30/18	27.74	(0.28)	9.65	9.37	—	—	(1.56)	(1.56)	7.81	35.55	35.38	131,422	1.40 (14)	1.37	(0.88)	19
4/1/17 to 9/30/17(7)	24.56	(0.12)	3.43	3.31	—	—	(0.13)	(0.13)	3.18	27.74	13.48	84,912	1.40	1.49	(0.88)	12
4/1/16 to 3/31/17	21.92	(0.16)	3.15	2.99	—	—	(0.35)	(0.35)	2.64	24.56	13.81 (8)	80,648	1.41 (8)(9)	1.52	(0.75) (8)	20
4/1/15 to 3/31/16	22.80	(0.18)	(0.36)	(0.54)	—	—	(0.34)	(0.34)	(0.88)	21.92	(2.51)	76,660	1.39	1.49	(0.84)	26
Class C
10/1/19 to 9/30/20	$29.38	(0.60)	16.66	16.06	—	—	(0.26)	(0.26)	15.80	$45.18	55.01%	$ 112,165	2.03% (6)(14)	2.02%	(1.65) %	14%
10/1/18 to 9/30/19	28.30	(0.47)	2.19	1.72	—	—	(0.64)	(0.64)	1.08	29.38	6.67	40,450	2.15 (6)(14)	2.12	(1.62)	28
10/1/17 to 9/30/18	22.54	(0.42)	7.74	7.32	—	—	(1.56)	(1.56)	5.76	28.30	34.40	12,571	2.15	2.17	(1.63)	19
4/1/17 to 9/30/17(7)	20.06	(0.17)	2.78	2.61	—	—	(0.13)	(0.13)	2.48	22.54	13.01	4,971	2.15	2.28	(1.63)	12
4/1/16 to 3/31/17	18.09	(0.27)	2.59	2.32	—	—	(0.35)	(0.35)	1.97	20.06	13.03 (8)	5,350	2.16 (8)(9)	2.27	(1.50) (8)	20
4/1/15 to 3/31/16	19.02	(0.29)	(0.30)	(0.59)	—	—	(0.34)	(0.34)	(0.93)	18.09	(3.23)	5,319	2.14	2.24	(1.60)	26
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Mid-Cap Growth Fund (Continued)
Class I
10/1/19 to 9/30/20	$38.70	(0.33)	22.05	21.72	—	—	(0.26)	(0.26)	21.46	$60.16	56.39%	$1,837,262	1.03% (6)	1.03%	(0.66) %	14%
10/1/18 to 9/30/19	36.66	(0.22)	2.90	2.68	—	—	(0.64)	(0.64)	2.04	38.70	7.79	309,892	1.11 (6)(14)	1.11	(0.58)	28
10/1/17 to 9/30/18	28.49	(0.22)	9.95	9.73	—	—	(1.56)	(1.56)	8.17	36.66	35.72	56,787	1.15 (14)	1.13	(0.65)	19
4/1/17 to 9/30/17(7)	25.20	(0.09)	3.51	3.42	—	—	(0.13)	(0.13)	3.29	28.49	13.58	4,419	1.15	1.27	(0.63)	12
4/1/16 to 3/31/17	22.42	(0.11)	3.24	3.13	—	—	(0.35)	(0.35)	2.78	25.20	14.13 (8)	3,872	1.16 (8)(9)	1.27	(0.50) (8)	20
4/1/15 to 3/31/16	23.26	(0.13)	(0.37)	(0.50)	—	—	(0.34)	(0.34)	(0.84)	22.42	(2.24)	2,961	1.14	1.24	(0.60)	26
Class R6
10/1/19 to 9/30/20	$38.85	(0.28)	22.18	21.90	—	—	(0.26)	(0.26)	21.64	$60.49	56.64%	$ 100,461	0.83%	0.93%	(0.51) %	14%
10/1/18 to 9/30/19	36.71	(0.13)	2.91	2.78	—	—	(0.64)	(0.64)	2.14	38.85	8.05	1,975	0.85 (10)(14)	1.01	(0.34)	28
1/30/18 (11) to 9/30/18	31.74	(0.09)	5.06	4.97	—	—	—	—	4.97	36.71	15.66	117	0.93 (10)	1.09	(0.40)	19 (13)

KAR Small-Cap Core Fund
Class A
10/1/19 to 9/30/20	$38.20	(0.17)	3.84	3.67	—	—	(1.66)	(1.66)	2.01	$40.21	9.78%	$ 112,178	1.28%	1.28%	(0.46) %	19%
10/1/18 to 9/30/19	35.42	(0.08)	4.14	4.06	—	—	(1.28)	(1.28)	2.78	38.20	12.50	133,702	1.29	1.29	(0.24)	9
10/1/17 to 9/30/18	28.05	(0.03)	7.44	7.41	—	—	(0.04)	(0.04)	7.37	35.42	26.42	153,109	1.29	1.29	(0.08)	13
4/1/17 to 9/30/17(7)	24.21	(0.06)	3.91	3.85	—	—	(0.01)	(0.01)	3.84	28.05	15.92	79,752	1.33	1.33	(0.49)	2
4/1/16 to 3/31/17	21.39	(0.07)	4.26	4.19	—	—	(1.37)	(1.37)	2.82	24.21	20.26 (8)	62,122	1.37 (8)(9)	1.37	(0.31) (8)	24
4/1/15 to 3/31/16	25.65	(0.05)	0.01	(0.04)	(0.05)	—	(4.17)	(4.22)	(4.26)	21.39	0.02	53,722	1.37	1.37	(0.21)	33
Class C
10/1/19 to 9/30/20	$31.81	(0.37)	3.17	2.80	—	—	(1.66)	(1.66)	1.14	$32.95	8.98%	$ 89,553	2.01%	2.01%	(1.20) %	19%
10/1/18 to 9/30/19	29.95	(0.28)	3.42	3.14	—	—	(1.28)	(1.28)	1.86	31.81	11.69	106,191	2.03	2.03	(0.99)	9
10/1/17 to 9/30/18	23.90	(0.23)	6.32	6.09	—	—	(0.04)	(0.04)	6.05	29.95	25.52	122,439	2.02	2.02	(0.82)	13
4/1/17 to 9/30/17(7)	20.71	(0.14)	3.34	3.20	—	—	(0.01)	(0.01)	3.19	23.90	15.47	56,526	2.08	2.08	(1.23)	2
4/1/16 to 3/31/17	18.61	(0.21)	3.68	3.47	—	—	(1.37)	(1.37)	2.10	20.71	19.39 (8)	44,789	2.12 (8)(9)	2.12	(1.10) (8)	24
4/1/15 to 3/31/16	22.98	(0.19)	(0.01)	(0.20)	—	—	(4.17)	(4.17)	(4.37)	18.61	(0.73)	31,711	2.12	2.12	(0.95)	33
Class I
10/1/19 to 9/30/20	$40.33	(0.07)	4.08	4.01	(0.01)	—	(1.66)	(1.67)	2.34	$42.67	10.11%	$1,082,010	1.00%	1.00%	(0.18) %	19%
10/1/18 to 9/30/19	37.26	— (12)	4.39	4.39	(0.04)	—	(1.28)	(1.32)	3.07	40.33	12.83	1,202,004	1.02	1.02	0.01	9
10/1/17 to 9/30/18	29.44	0.06	7.80	7.86	—	—	(0.04)	(0.04)	7.82	37.26	26.73	1,231,686	1.01	1.01	0.18	13
4/1/17 to 9/30/17(7)	25.37	(0.03)	4.11	4.08	—	—	(0.01)	(0.01)	4.07	29.44	16.10	474,552	1.08	1.08	(0.23)	2
4/1/16 to 3/31/17	22.30	(0.03)	4.47	4.44	—	—	(1.37)	(1.37)	3.07	25.37	20.57 (8)	338,491	1.12 (8)(9)	1.12	(0.11) (8)	24
4/1/15 to 3/31/16	26.58	0.01	0.01	0.02	(0.13)	—	(4.17)	(4.30)	(4.28)	22.30	0.28	189,167	1.12	1.12	0.04	33
Class R6
10/1/19 to 9/30/20	$40.50	(0.06)	4.10	4.04	(0.04)	—	(1.66)	(1.70)	2.34	$42.84	10.15%	$ 294,883	0.93%	0.93%	(0.14) %	19%
10/1/18 to 9/30/19	37.40	0.04	4.40	4.44	(0.06)	—	(1.28)	(1.34)	3.10	40.50	12.94	107,611	0.94	0.94	0.10	9
10/1/17 to 9/30/18	29.52	0.09	7.83	7.92	—	—	(0.04)	(0.04)	7.88	37.40	26.86	88,563	0.94	0.94	0.25	13
4/1/17 to 9/30/17(7)	25.44	(0.02)	4.11	4.09	—	—	(0.01)	(0.01)	4.08	29.52	16.14	44,565	0.99	0.99	(0.14)	2
4/1/16 to 3/31/17	22.33	— (12)	4.48	4.48	—	—	(1.37)	(1.37)	3.11	25.44	20.68 (8)	31,338	1.01 (8)(9)	1.01	0.01 (8)	24
4/1/15 to 3/31/16	26.59	0.07	(0.01)	0.06	(0.15)	—	(4.17)	(4.32)	(4.26)	22.33	0.41	20,811	1.01	1.02	0.33	33
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)

KAR Small-Cap Growth Fund
Class A
10/1/19 to 9/30/20	$37.44	(0.41)	12.59	12.18	—	—	(0.62)	(0.62)	11.56	$49.00	32.91%	$ 772,158	1.35% (6)	1.35%	(0.99) %	17%
10/1/18 to 9/30/19	33.57	(0.23)	4.78	4.55	—	(0.04)	(0.64)	(0.68)	3.87	37.44	14.12	735,210	1.37 (6)	1.37	(0.66)	16
10/1/17 to 9/30/18	25.43	(0.11)	8.25	8.14	—	—	—	—	8.14	33.57	32.01	866,966	1.37 (6)	1.37	(0.37)	13
4/1/17 to 9/30/17(7)	21.12	(0.09)	4.40	4.31	— (12)	—	—	— (12)	4.31	25.43	20.41	263,281	1.50 (14)	1.46	(0.81)	1
4/1/16 to 3/31/17	17.67	(0.14)	4.14	4.00	—	—	(0.55)	(0.55)	3.45	21.12	23.25 (8)	184,302	1.50 (8)(9)	1.51	(0.73) (8)	21
4/1/15 to 3/31/16	17.54	(0.10)	0.73	0.63	—	—	(0.50)	(0.50)	0.13	17.67	3.69	88,715	1.49	1.53	(0.59)	27
Class C
10/1/19 to 9/30/20	$33.46	(0.63)	11.19	10.56	—	—	(0.62)	(0.62)	9.94	$43.40	31.97%	$ 322,672	2.07% (6)	2.07%	(1.72) %	17%
10/1/18 to 9/30/19	30.30	(0.44)	4.28	3.84	—	(0.04)	(0.64)	(0.68)	3.16	33.46	13.28	291,693	2.10 (6)	2.10	(1.40)	16
10/1/17 to 9/30/18	23.13	(0.31)	7.48	7.17	—	—	—	—	7.17	30.30	31.00	301,749	2.10 (6)	2.10	(1.10)	13
4/1/17 to 9/30/17(7)	19.28	(0.17)	4.02	3.85	— (12)	—	—	— (12)	3.85	23.13	19.97	93,560	2.25 (14)	2.21	(1.56)	1
4/1/16 to 3/31/17	16.30	(0.26)	3.79	3.53	—	—	(0.55)	(0.55)	2.98	19.28	22.30 (8)	58,327	2.26 (8)(9)	2.26	(1.49) (8)	21
4/1/15 to 3/31/16	16.33	(0.21)	0.68	0.47	—	—	(0.50)	(0.50)	(0.03)	16.30	2.97	19,525	2.25	2.28	(1.34)	27
Class I
10/1/19 to 9/30/20	$38.28	(0.31)	12.90	12.59	—	—	(0.62)	(0.62)	11.97	$50.25	33.27%	$5,251,980	1.09% (6)	1.09%	(0.74) %	17%
10/1/18 to 9/30/19	34.21	(0.14)	4.89	4.75	—	(0.04)	(0.64)	(0.68)	4.07	38.28	14.44	3,973,860	1.11 (6)	1.11	(0.40)	16
10/1/17 to 9/30/18	25.86	(0.03)	8.38	8.35	—	—	—	—	8.35	34.21	32.29	4,121,658	1.10 (6)	1.10	(0.10)	13
4/1/17 to 9/30/17(7)	21.45	(0.07)	4.48	4.41	— (12)	—	—	— (12)	4.41	25.86	20.56	1,087,430	1.25 (14)	1.21	(0.55)	1
4/1/16 to 3/31/17	17.89	(0.10)	4.21	4.11	—	—	(0.55)	(0.55)	3.56	21.45	23.59 (8)	489,593	1.26 (8)(9)	1.26	(0.50) (8)	21
4/1/15 to 3/31/16	17.70	(0.05)	0.74	0.69	—	—	(0.50)	(0.50)	0.19	17.89	4.00	98,270	1.25	1.29	(0.31)	27
Class R6
10/1/19 to 9/30/20	$38.35	(0.29)	12.95	12.66	—	—	(0.62)	(0.62)	12.04	$50.39	33.39%	$ 95,061	0.99% (6)	0.99%	(0.68) %	17%
10/1/18 to 9/30/19	34.23	(0.12)	4.92	4.80	—	(0.04)	(0.64)	(0.68)	4.12	38.35	14.58	45,306	1.00 (6)	1.00	(0.31)	16
1/30/18 (11) to 9/30/18	29.81	0.01	4.41	4.42	—	—	—	—	4.42	34.23	14.83	13,800	1.00 (6)	1.00	0.05	13

KAR Small-Cap Value Fund
Class A
10/1/19 to 9/30/20	$18.33	0.12	1.63	1.75	(0.11)	—	—	(0.11)	1.64	$19.97	9.57%	$ 83,622	1.23% (6)	1.23%	0.66%	19%
10/1/18 to 9/30/19	19.44	0.14	(0.93)	(0.79)	(0.13)	—	(0.19)	(0.32)	(1.11)	18.33	(3.82)	79,027	1.24 (6)	1.24	0.80	14
10/1/17 to 9/30/18	18.41	0.10	1.23	1.33	(0.01)	—	(0.29)	(0.30)	1.03	19.44	7.27	83,276	1.27 (6)	1.27	0.55	6
4/1/17 to 9/30/17(7)	17.61	0.03	1.44	1.47	(0.02)	—	(0.65)	(0.67)	0.80	18.41	8.56	87,399	1.32 (6)	1.32	0.29	10
4/1/16 to 3/31/17	15.67	0.22	3.16	3.38	(0.26)	—	(1.18)	(1.44)	1.94	17.61	22.86	89,050	1.32 (6)(9)	1.32	1.35	22
4/1/15 to 3/31/16	16.61	0.07	0.07	0.14	(0.10)	—	(0.98)	(1.08)	(0.94)	15.67	0.94	71,280	1.30 (6)	1.30	0.49	15
Class C
10/1/19 to 9/30/20	$17.88	(0.01)	1.57	1.56	—	—	—	—	1.56	$19.44	8.72%	$ 16,233	1.98% (6)	1.98%	(0.08) %	19%
10/1/18 to 9/30/19	18.96	0.01	(0.90)	(0.89)	—	—	(0.19)	(0.19)	(1.08)	17.88	(4.56)	15,361	1.99 (6)	1.99	0.09	14
10/1/17 to 9/30/18	18.08	(0.03)	1.20	1.17	—	—	(0.29)	(0.29)	0.88	18.96	6.54	29,922	1.97 (6)	1.97	(0.14)	6
4/1/17 to 9/30/17(7)	17.35	(0.04)	1.42	1.38	—	—	(0.65)	(0.65)	0.73	18.08	8.17	29,795	2.06 (6)	2.06	(0.45)	10
4/1/16 to 3/31/17	15.45	0.10	3.11	3.21	(0.13)	—	(1.18)	(1.31)	1.90	17.35	21.95	29,416	2.07 (6)(9)	2.07	0.65	22
4/1/15 to 3/31/16	16.41	(0.04)	0.06	0.02	—	—	(0.98)	(0.98)	(0.96)	15.45	0.17	23,602	2.05 (6)	2.05	(0.26)	15
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
KAR Small-Cap Value Fund (Continued)
Class I
10/1/19 to 9/30/20	$18.34	0.18	1.60	1.78	(0.15)	—	—	(0.15)	1.63	$19.97	9.75%	$ 711,421	0.99% (6)	0.99%	0.94%	19%
10/1/18 to 9/30/19	19.49	0.18	(0.94)	(0.76)	(0.20)	—	(0.19)	(0.39)	(1.15)	18.34	(3.57)	484,123	1.01 (6)	1.01	1.02	14
10/1/17 to 9/30/18	18.41	0.16	1.23	1.39	(0.02)	—	(0.29)	(0.31)	1.08	19.49	7.62	475,103	0.99 (6)	0.99	0.84	6
4/1/17 to 9/30/17(7)	17.62	0.05	1.43	1.48	(0.04)	—	(0.65)	(0.69)	0.79	18.41	8.72	300,259	1.07 (6)	1.07	0.55	10
4/1/16 to 3/31/17	15.69	0.26	3.17	3.43	(0.32)	—	(1.18)	(1.50)	1.93	17.62	23.20	242,661	1.07 (6)(9)	1.07	1.63	22
4/1/15 to 3/31/16	16.64	0.11	0.07	0.18	(0.15)	—	(0.98)	(1.13)	(0.95)	15.69	1.17	144,487	1.05 (6)	1.05	0.74	15
Class R6
10/1/19 to 9/30/20	$18.36	0.19	1.62	1.81	(0.17)	—	—	(0.17)	1.64	$20.00	9.90%	$ 12,246	0.89% (6)	0.89%	1.01%	19%
10/1/18 to 9/30/19	19.51	0.20	(0.94)	(0.74)	(0.22)	—	(0.19)	(0.41)	(1.15)	18.36	(3.47)	11,286	0.90 (6)	0.90	1.11	14
10/1/17 to 9/30/18	18.42	0.18	1.22	1.40	(0.02)	—	(0.29)	(0.31)	1.09	19.51	7.69	21,746	0.90 (6)	0.90	0.96	6
4/1/17 to 9/30/17(7)	17.63	0.05	1.44	1.49	(0.05)	—	(0.65)	(0.70)	0.79	18.42	8.78	10,165	0.99 (6)	0.99	0.52	10
11/3/16 (11) to 3/31/17	14.90	0.05	3.15	3.20	(0.22)	—	(0.25)	(0.47)	2.73	17.63	21.58	122	0.98 (6)	0.98	0.68	22 (13)

KAR Small-Mid Cap Core Fund
Class A
10/1/19 to 9/30/20	$11.53	(0.03)	2.93	2.90	—	—	—	—	2.90	$14.43	25.15%	$ 19,735	1.30%	1.39%	(0.23) %	31%
10/1/18 to 9/30/19	10.79	(0.03)	0.89	0.86	—	—	(0.12)	(0.12)	0.74	11.53	8.32	1,473	1.30	2.25	(0.28)	21
3/7/18 (11) to 9/30/18	10.00	(0.02)	0.81	0.79	—	—	—	—	0.79	10.79	7.90	158	1.30	5.84	(0.38)	16 (13)
Class C
10/1/19 to 9/30/20	$11.40	(0.12)	2.88	2.76	—	—	—	—	2.76	$14.16	24.21%	$ 10,210	2.05%	2.08%	(0.97) %	31%
10/1/18 to 9/30/19	10.75	(0.11)	0.88	0.77	—	—	(0.12)	(0.12)	0.65	11.40	7.50	1,106	2.05	2.92	(1.05)	21
3/7/18 (11) to 9/30/18	10.00	(0.07)	0.82	0.75	—	—	—	—	0.75	10.75	7.50	135	2.05	6.48	(1.14)	16 (13)
Class I
10/1/19 to 9/30/20	$11.56	0.01	2.94	2.95	—	—	—	—	2.95	$14.51	25.52%	$ 439,899	1.05%	1.09%	0.07%	31%
10/1/18 to 9/30/19	10.81	(0.01)	0.89	0.88	(0.01)	—	(0.12)	(0.13)	0.75	11.56	8.51	24,898	1.05	1.99	(0.05)	21
3/7/18 (11) to 9/30/18	10.00	(0.01)	0.82	0.81	—	—	—	—	0.81	10.81	8.10	214	1.05	5.74	(0.13)	16 (13)
Class R6
10/1/19 to 9/30/20	$11.57	— (12)	2.97	2.97	—	—	—	—	2.97	$14.54	25.67%	$ 8,366	0.97%	0.99%	0.03%	31%
10/1/18 to 9/30/19	10.81	0.01	0.88	0.89	(0.01)	—	(0.12)	(0.13)	0.76	11.57	8.61	3,125	0.97	1.91	0.06	21
3/7/18 (11) to 9/30/18	10.00	(—) (12)	0.81	0.81	—	—	—	—	0.81	10.81	8.10	2,919	0.97	5.20	(0.07)	16 (13)

SGA Emerging Markets Growth Fund
Class A
10/1/19 to 9/30/20	$ 9.97	(0.05)	1.98	1.93	—	—	— (12)	— (12)	1.93	$11.90	19.37%	$ 169	1.48%	3.98%	(0.47) %	44%
6/13/19 (11) to 9/30/19	10.00	(0.02)	(0.01)	(0.03)	—	—	—	—	(0.03)	9.97	(0.30)	100	1.48	9.63	(0.57)	6 (13)
Class C
10/1/19 to 9/30/20	$ 9.95	(0.13)	1.97	1.84	—	—	— (12)	— (12)	1.84	$11.79	18.50%	$ 142	2.23%	4.70%	(1.19) %	44%
6/13/19 (11) to 9/30/19	10.00	(0.04)	(0.01)	(0.05)	—	—	—	—	(0.05)	9.95	(0.50)	100	2.23	10.38	(1.32)	6 (13)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate(3)
SGA Emerging Markets Growth Fund (Continued)
Class I
10/1/19 to 9/30/20	$ 9.98	(0.03)	1.99	1.96	—	—	— (12)	— (12)	1.96	$11.94	19.65%	$ 247	1.23%	3.57%	(0.30) %	44%
6/13/19 (11) to 9/30/19	10.00	(0.01)	(0.01)	(0.02)	—	—	—	—	(0.02)	9.98	(0.20)	109	1.23	9.38	(0.32)	6 (13)
Class R6
10/1/19 to 9/30/20	$ 9.98	— (12)	1.99	1.99	—	—	— (12)	— (12)	1.99	$11.97	19.95%	$ 4,828	1.05%	3.72%	(0.02) %	44%
6/13/19 (11) to 9/30/19	10.00	— (12)	(0.02)	(0.02)	—	—	—	—	(0.02)	9.98	(0.20)	4,032	1.05	9.38	(0.14)	6 (13)

SGA Global Growth Fund
Class A
10/1/19 to 9/30/20	$20.98	(0.12)	5.68	5.56	—	—	—	—	5.56	$26.54	26.50%	$ 26,504	1.36% (6)	1.36%	(0.53) %	49%
2/1/19 to 9/30/19(7)	18.58	(0.01)	2.41	2.40	—	—	—	—	2.40	20.98	12.92	4,219	1.37	1.48	(0.06)	13
2/1/18 to 1/31/19	19.72	(0.05)	(0.32)	(0.37)	—	—	(0.77)	(0.77)	(1.14)	18.58	(1.46)	3,786	1.38	1.60	(0.28)	54
2/1/17 to 1/31/18	14.89	(0.02)	5.49	5.47	—	—	(0.64)	(0.64)	4.83	19.72	37.05	3,835	1.38	1.72	(0.43)	31
2/1/16 to 1/31/17	13.65	(0.03)	1.76	1.79	—	—	(0.55)	(0.55)	1.24	14.89	13.21	1,028	1.38	2.33	(0.27)	32
2/1/15 to 1/31/16	13.35	(0.03)	0.56	0.53	(0.02)	—	(0.21)	(0.23)	0.30	13.65	3.84	345	1.38	3.05	(0.22)	39
Class C
10/1/19 to 9/30/20	$19.97	(0.29)	5.38	5.09	—	—	—	—	5.09	$25.06	25.49%	$ 5,210	2.13%	2.14%	(1.35) %	49%
2/1/19 to 9/30/19(7)	17.77	(0.11)	2.31	2.20	—	—	—	—	2.20	19.97	12.38	3,554	2.10	2.20	(0.83)	13
2/1/18 to 1/31/19	19.04	(0.04)	(0.46)	(0.50)	—	—	(0.77)	(0.77)	(1.27)	17.77	(2.20)	3,164	2.13	2.39	(1.08)	54
2/1/17 to 1/31/18	14.50	(0.04)	5.22	5.18	—	—	(0.64)	(0.64)	4.54	19.04	36.04	2,062	2.13	2.47	(1.08)	31
2/1/16 to 1/31/17	13.40	0.05	1.60	1.65	—	—	(0.55)	(0.55)	1.10	14.50	12.41	989	2.12	3.08	(1.00)	32
2/1/15 to 1/31/16	13.21	(0.12)	0.54	0.42	(0.02)	—	(0.21)	(0.23)	0.19	13.40	3.04	410	2.13	3.76	(0.89)	39
Class I*
10/1/19 to 9/30/20	$21.03	(0.08)	5.71	5.63	— (12)	—	—	— (12)	5.63	$26.66	26.79%	$ 27,529	1.13%	1.20%	(0.34) %	49%
2/1/19 to 9/30/19(7)	18.61	— (12)	2.42	2.42	—	—	—	—	2.42	21.03	13.00	12,807	1.19	1.28	(0.02)	13
2/1/18 to 1/31/19	19.75	(0.21)	(0.16)	(0.37)	—	—	(0.77)	(0.77)	(1.14)	18.61	(1.46)	5,878	1.36	1.50	(0.15)	54
2/1/17 to 1/31/18	14.90	(0.04)	5.53	5.49	—	—	(0.64)	(0.64)	4.85	19.75	37.16	19,474	1.36	1.57	(0.29)	31
2/1/16 to 1/31/17	13.66	0.06	1.73	1.79	—	—	(0.55)	(0.55)	1.24	14.90	13.20	11,414	1.34	2.05	(0.43)	32
2/1/15 to 1/31/16	13.36	(0.04)	0.57	0.53	(0.02)	—	(0.21)	(0.23)	0.30	13.66	3.84	422	1.36	3.08	(0.32)	39
Class R6**
10/1/19 to 9/30/20	$21.56	(0.03)	5.86	5.83	(0.01)	—	—	(0.01)	5.82	$27.38	27.06%	$ 72,376	0.90%	1.08%	(0.11) %	49%
2/1/19 to 9/30/19(7)	19.04	0.05	2.47	2.52	—	—	—	—	2.52	21.56	13.24	40,690	0.95	1.16	0.34	13
2/1/18 to 1/31/19	20.11	0.01	(0.31)	(0.30)	—	—	(0.77)	(0.77)	(1.07)	19.04	(1.08)	28,819	0.98	1.31	0.07	54
2/1/17 to 1/31/18	15.11	(0.01)	5.65	5.64	—	—	(0.64)	(0.64)	5.00	20.11	37.64	15,913	0.98	1.34	0.08	31
2/1/16 to 1/31/17	13.79	0.03	1.84	1.87	—	—	(0.55)	(0.55)	1.32	15.11	13.66	7,698	0.98	2.03	0.21	32
2/1/15 to 1/31/16	13.43	0.03	0.56	0.59	(0.02)	—	(0.21)	(0.23)	0.36	13.79	4.26	6,219	0.98	2.62	0.27	39

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1 in Notes to Financial Statements. The Class I shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Investor Class shares.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1 in Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to May 3, 2019 reflect the performance of the American Beacon SGA Global Growth Fund Institutional Class shares.
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	The Fund changed its fiscal year end to September 30, during the period.
(8)	State Street Bank & Trust, custodian for some of the Funds through January 29, 2010, reimbursed the Funds for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.05% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectivelyCustody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return as follows:
KAR Capital Growth Fund 0.06% (Class A), 0.06% (Class C), 0.06% (Class I)
KAR Equity Income Fund amounts are less than 0.005% for Classes A, C, and I, respectively
KAR Mid-Cap Growth Fund 0.05% (Class A), 0.05% (Class C), 0.05% (Class I)
KAR Small-Cap Core Fund amounts are less than 0.005% for Classes A, C, I, and R6, respectively
KAR Small-Cap Growth Fund amounts are less than 0.005% for Classes A, C, and I, respectively
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Represents a blended ratio.
(11)	Inception date.
(12)	Amount is less than $0.005 per share.
(13)	Portfolio turnover is representative of the Fund for the entire period.
(14)	See Note 4D in Notes to Financial Statements for information on recapture of expenses previously reimbursed and/or waived.
See Notes to Financial Statements

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS September 30, 2020
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 12 diversified funds of the Trust are offered for sale, of which 11 (each a “Fund” or collectively, the “Funds”) are reported in this annual report. Each Fund’s investment objective is outlined in its respective Fund Summary page. There is no guarantee that a Fund will achieve its objective(s).
Before the SGA Global Growth Fund (the “Successor Fund”) commenced operations, on May 3, 2019, all of the property, assets and liabilities of the American Beacon SGA Global Growth FundSM (the “Predecessor Fund”) were transferred to the Successor Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (“Reorganization”) between the Trust, on behalf of the Successor Fund, and American Beacon, on behalf of the Predecessor Fund. As a result of the Reorganization, the Successor Fund assumed the performance and accounting history of the Predecessor Fund. Financial information included for the dates prior to the Reorganization is that of the Predecessor Fund, which previously had a fiscal period end of January 31.
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares and Class R6 shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements and for derivatives, included in Note 3 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
     •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
     •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Derivative Financial Instruments and Transactions
($ reported in thousands)
Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Funds.
A.	Options Contracts
An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. A Fund doing so is subject to equity price risk in the normal course of pursuing its investment objectives.
When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in securities at value” in the Statements of Assets and Liabilities. Written options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.
If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) from investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) from written options” in the Statements of Operations.
The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the referenced security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the referenced security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.
The KAR Equity Income Fund invested in written covered call options contracts during the year in an attempt to manage equity price risk and with the purpose of generating realized gains.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
The following is a summary of the KAR Equity Income Fund’s derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of September 30, 2020:
Statement of Operations
KAR Equity Income Fund
Net realized gain (loss) from purchased options	$ 5,165 (1)
Net realized gain (loss) from written options	(7,962)
Net change in unrealized appreciation (depreciation) on purchased options	28 (2)
Net change in unrealized appreciation (depreciation) on written options	(36)
Total net realized and unrealized gain (loss) on purchased and written options	$ (2,805)
(1)	Amount included in Net realized gain (loss) from investments.
(2)	Amount included in Net change in unrealized appreciation (depreciation) on investments.
For the period October 1, 2019 through March 11, 2020, the average daily premiums paid by the KAR Equity Income Fund for purchased options were $119 and the average daily premiums received for written options by the KAR Equity Income Fund were $212. Effective March 12, 2020, the options overlay strategy was suspended, and effective June 18, 2020, it was removed from the investment strategy of the Fund.
Note 4. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

KAR Small-Cap Core Fund	0.75%
KAR Small-Cap Value Fund	0.70

	First $400 Million	$400+ Million through $1 Billion	$1+ Billion
KAR Small-Cap Growth Fund	0.90%	0.85%	0.80%

	First $500 Million	Over $500 Million
KAR Mid-Cap Growth Fund	0.80%	0.70%

	First $1 Billion	$1+ Billion
KAR Small-Mid Cap Core Fund	0.75%	0.70%
SGA Emerging Markets Growth Fund	1.00	0.95
SGA Global Growth Fund	0.80	0.75

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
KAR Capital Growth Fund	0.70%	0.65%	0.60%
KAR Equity Income Fund	0.75	0.70	0.65
KAR Global Quality Dividend Fund	0.75	0.70	0.65
KAR Mid-Cap Core Fund	0.80	0.75	0.70

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
B.	Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the period is as follows:
Fund	Subadviser
KAR Capital Growth Fund	KAR (1)
KAR Equity Income Fund	KAR (2)
KAR Global Quality Dividend Fund	KAR (1)
KAR Mid-Cap Core Fund	KAR (1)
KAR Mid-Cap Growth Fund	KAR (1)
KAR Small-Cap Core Fund	KAR (1)
KAR Small-Cap Growth Fund	KAR (1)
KAR Small-Cap Value Fund	KAR (1)
KAR Small-Mid Cap Core Fund	KAR (1)
SGA Emerging Markets Growth Fund	SGA (3)
SGA Global Growth Fund	SGA (3)
(1)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Effective September 1, 2020, KAR is the subadviser to the Fund. Prior to September 1, 2020, Rampart Investment Management Company, LLC, an indirect, wholly-owned subsidiary of Virtus, was the subadviser to the Fund.
(3)	Sustainable Growth Advisers, LP, an indirect, majority-owned subsidiary of Virtus.
C.	Expense Limitations
The Adviser has contractually agreed to limit certain Funds’ annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed on an annualized basis, the following respective percentages of average daily net assets through January 31, 2021 (except as noted). Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.

Fund	Class A	Class C	Class I	Class R6
KAR Capital Growth Fund	1.47% *	2.22% *	1.22% *	0.73%
KAR Equity Income Fund**	1.20	1.95	0.95	0.91
KAR Global Quality Dividend Fund	1.35	2.10	1.10	0.78
KAR Mid-Cap Core Fund	1.20	1.95	0.95	0.87
KAR Mid-Cap Growth Fund	1.40 *	2.15 *	1.15 *	0.83
KAR Small-Cap Growth Fund	1.50 *	2.25 *	1.25 *	1.18 *
KAR Small-Cap Value Fund	1.42 *	2.17 *	1.17 *	1.06 *
KAR Small-Mid Cap Core Fund	1.30	2.05	1.05	0.97
SGA Emerging Markets Growth Fund	1.48	2.23	1.23	1.05
SGA Global Growth Fund***	1.38 *	2.13	1.13	0.90
*	Each share class is currently below its expense cap.
**	Effective through January 31, 2022.
***	Effective through May 31, 2021.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
	Expiration
Fund	2021	2022	2023	Total
KAR Capital Growth Fund
Class R6	$ 5	$ 1	$ 1	$ 7
KAR Equity Income Fund
Class A	133	164	170	467
Class C	34	21	11	66
Class I	30	16	15	61
Class R6	3	2	1	6
KAR Global Quality Dividend Fund
Class A	55	56	65	176
Class C	9	8	6	23
Class I	10	14	28	52
Class R6	—	— (1)	— (1)	— (1)
KAR Mid-Cap Core Fund
Class A	55	62	71	188
Class C	45	58	66	169
Class I	200	396	670	1,266
Class R6	1	8	21	30
KAR Mid-Cap Growth Fund
Class R6	— (1)	1	21	22
KAR Small-Mid Cap Core Fund
Class A	1	9	9	19
Class C	1	7	1	9
Class I	—	67	56	123
Class R6	48	42	3	93
SGA Emerging Markets Growth Fund
Class A	—	2	4	6
Class C	—	2	3	5
Class I	—	3	4	7
Class R6	—	96	124	220
SGA Global Growth Fund
Class C	—	—	1	1
Class I	—	1	15	16
Class R6	—	24	107	131
(1)	Amount is less than $500.
During the period ended September 30, 2020, the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
KAR Mid-Cap Growth Fund	$ 52	$ 5	—	$ —	$ 57
KAR Small-Mid Cap Core Fund	—	— (1)	—	2	2
SGA Emerging Markets Growth Fund	— (1)	— (1)	1	4	5
SGA Global Growth Fund	1	— (1)	—	—	1
(1)	Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the fiscal year (the “period”) ended September 30, 2020, it retained net commissions of $431 for Class A shares and CDSC of $16, $79, and $(1) for Class A shares, Class C shares, and Class R6 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the period ended September 30, 2020, the Funds incurred administration fees totaling $10,056, which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2020, the Funds incurred transfer agent fees totaling $4,508, which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliate
The KAR Capital Growth Fund and KAR Mid-Cap Growth Fund were reimbursed by KAR for costs incurred due to an error in the processing of a corporate action of an investment during the period ended September 30, 2020.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2020.
Note 5. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding short-term securities and written options) during the period ended September 30, 2020, were as follows:
	Purchases	Sales
KAR Capital Growth Fund	$ 23,356	$ 62,856
KAR Equity Income Fund	151,939	170,517
KAR Global Quality Dividend Fund	19,199	19,019
KAR Mid-Cap Core Fund	367,431	109,473
KAR Mid-Cap Growth Fund	1,383,573	170,582
KAR Small-Cap Core Fund	271,079	378,883
KAR Small-Cap Growth Fund	884,082	1,509,632
KAR Small-Cap Value Fund	269,113	118,241
KAR Small-Mid Cap Core Fund	415,606	53,948
SGA Emerging Markets Growth Fund	2,115	2,085
SGA Global Growth Fund	93,342	48,658
There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2020.
Note 6. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	889	$ 17,200	882	$ 13,899	472	$ 9,444	1,001	$ 18,383
Reinvestment of distributions	705	12,891	2,881	39,215	50	1,108	60	1,048
Shares repurchased and cross class conversions	(3,375)	(64,742)	(3,160)	(50,927)	(1,172)	(22,878)	(1,128)	(21,798)
Net Increase / (Decrease)	(1,781)	$ (34,651)	603	$ 2,187	(650)	$ (12,326)	(67)	$ (2,367)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
	KAR Capital Growth Fund				KAR Equity Income Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	223	$ 3,361	132	$ 1,645	33	$ 593	20	$ 344
Reinvestment of distributions	22	302	140	1,443	1	13	3	52
Shares repurchased and cross class conversions	(197)	(2,871)	(588)	(6,799)	(145)	(2,657)	(1,234)	(20,336)
Net Increase / (Decrease)	48	$ 792	(316)	$ (3,711)	(111)	$ (2,051)	(1,211)	$ (19,940)
Class I
Shares sold and cross class conversions	1,610	$ 31,747	601	$ 10,354	56	$ 1,201	72	$ 1,431
Reinvestment of distributions	35	670	92	1,303	6	126	9	152
Shares repurchased and cross class conversions	(1,078)	(20,661)	(308)	(5,240)	(131)	(2,657)	(278)	(5,296)
Net Increase / (Decrease)	567	$ 11,756	385	$ 6,417	(69)	$ (1,330)	(197)	$ (3,713)
Class R6
Shares sold and cross class conversions	55	$ 1,111	—	$ —	7	$ 153	5	$ 104
Reinvestment of distributions	— (1)	3	—	—	1	11	1	22
Shares repurchased and cross class conversions	(49)	(965)	(334)	(5,834)	(19)	(386)	(199)	(3,912)
Net Increase / (Decrease)	6	$ 149	(334)	$ (5,834)	(11)	$ (222)	(193)	$ (3,786)
(1)	Amount is less than 500 shares.

	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	144	$ 1,888	307	$ 4,130	539	$ 19,654	694	$ 22,555
Reinvestment of distributions	42	639	183	2,343	6	220	8	241
Shares repurchased and cross class conversions	(442)	(5,817)	(261)	(3,636)	(465)	(16,411)	(346)	(11,294)
Net Increase / (Decrease)	(256)	$ (3,290)	229	$ 2,837	80	$ 3,463	356	$ 11,502
Class C
Shares sold and cross class conversions	25	$ 294	49	$ 636	360	$ 11,989	726	$ 21,901
Reinvestment of distributions	3	40	33	403	6	207	9	234
Shares repurchased and cross class conversions	(132)	(1,648)	(212)	(2,755)	(359)	(11,673)	(377)	(11,404)
Net Increase / (Decrease)	(104)	$ (1,314)	(130)	$ (1,716)	7	$ 523	358	$ 10,731
Class I
Shares sold and cross class conversions	494	$ 6,644	219	$ 3,098	11,000	$ 403,004	7,301	$ 237,161
Reinvestment of distributions	15	226	38	486	42	1,611	47	1,376
Shares repurchased and cross class conversions	(196)	(2,443)	(90)	(1,255)	(4,134)	(147,797)	(3,014)	(98,245)
Net Increase / (Decrease)	313	$ 4,427	167	$ 2,329	6,908	$ 256,818	4,334	$ 140,292

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
	KAR Global Quality Dividend Fund				KAR Mid-Cap Core Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6
Shares sold and cross class conversions	—	$ —	7	$ 100	302	$ 11,813	253	$ 8,720
Reinvestment of distributions	—	—	—	—	1	57	1	17
Shares repurchased and cross class conversions	—	—	—	—	(139)	(5,501)	(9)	(308)
Net Increase / (Decrease)	—	$ —	7	$ 100	164	$ 6,369	245	$ 8,429

	KAR Mid-Cap Growth Fund				KAR Small-Cap Core Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	5,968	$ 285,158	2,798	$ 103,492	401	$ 15,166	654	$ 21,999
Reinvestment of distributions	27	1,126	70	2,054	132	5,104	141	4,157
Shares repurchased and cross class conversions	(2,533)	(118,550)	(1,720)	(61,529)	(1,243)	(44,953)	(1,619)	(53,774)
Net Increase / (Decrease)	3,462	$ 167,734	1,148	$ 44,017	(710)	$ (24,683)	(824)	$ (27,618)
Class C
Shares sold and cross class conversions	1,502	$ 54,358	1,144	$ 33,483	110	$ 3,391	242	$ 6,886
Reinvestment of distributions	12	384	15	347	162	5,183	198	4,888
Shares repurchased and cross class conversions	(408)	(14,415)	(226)	(6,134)	(893)	(27,443)	(1,190)	(33,252)
Net Increase / (Decrease)	1,106	$ 40,327	933	$ 27,696	(621)	$ (18,869)	(750)	$ (21,478)
Class I
Shares sold and cross class conversions	30,351	$ 1,478,624	8,845	$ 342,151	5,755	$ 218,747	7,010	$ 249,814
Reinvestment of distributions	58	2,469	37	1,127	988	40,516	1,102	34,246
Shares repurchased and cross class conversions	(7,875)	(382,218)	(2,424)	(90,125)	(11,184)	(447,151)	(11,363)	(395,296)
Net Increase / (Decrease)	22,534	$ 1,098,875	6,458	$ 253,153	(4,441)	$ (187,888)	(3,251)	$ (111,236)
Class R6
Shares sold and cross class conversions	1,702	$ 94,521	52	$ 2,107	5,516	$ 232,147	796	$ 29,265
Reinvestment of distributions	1	25	— (1)	1	118	4,844	96	2,985
Shares repurchased and cross class conversions	(93)	(4,562)	(5)	(170)	(1,409)	(57,198)	(602)	(22,129)
Net Increase / (Decrease)	1,610	$ 89,984	47	$ 1,938	4,225	$ 179,793	290	$ 10,121
(1)	Amount is less than 500 shares.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
	KAR Small-Cap Growth Fund				KAR Small-Cap Value Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		Year Ended September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	2,602	$ 104,387	5,131	$ 176,059	627	$ 10,835	1,146	$ 19,247
Reinvestment of distributions	263	10,502	477	14,072	23	448	81	1,293
Shares repurchased and cross class conversions	(6,743)	(261,217)	(11,800)	(389,915)	(772)	(13,988)	(1,199)	(20,793)
Net Increase / (Decrease)	(3,878)	$ (146,328)	(6,192)	$ (199,784)	(122)	$ (2,705)	28	$ (253)
Class C
Shares sold and cross class conversions	450	$ 16,101	873	$ 27,067	278	$ 5,040	295	$ 4,835
Reinvestment of distributions	143	5,103	242	6,416	—	—	19	293
Shares repurchased and cross class conversions	(1,875)	(67,009)	(2,358)	(72,588)	(302)	(5,152)	(1,033)	(16,948)
Net Increase / (Decrease)	(1,282)	$ (45,805)	(1,243)	$ (39,105)	(24)	$ (112)	(719)	$ (11,820)
Class I
Shares sold and cross class conversions	30,624	$ 1,260,988	27,768	$ 978,364	19,799	$ 360,401	12,613	$ 218,389
Reinvestment of distributions	1,460	59,776	2,195	66,057	198	3,832	601	9,562
Shares repurchased and cross class conversions	(31,378)	(1,260,713)	(46,623)	(1,570,324)	(10,779)	(194,278)	(11,185)	(193,835)
Net Increase / (Decrease)	706	$ 60,051	(16,660)	$ (525,903)	9,218	$ 169,955	2,029	$ 34,116
Class R6
Shares sold and cross class conversions	1,149	$ 48,543	1,171	$ 40,434	133	$ 2,466	101	$ 1,754
Reinvestment of distributions	19	796	7	224	5	103	20	322
Shares repurchased and cross class conversions	(463)	(19,328)	(400)	(13,719)	(141)	(2,664)	(620)	(10,959)
Net Increase / (Decrease)	705	$ 30,011	778	$ 26,939	(3)	$ (95)	(499)	$ (8,883)

	KAR Small-Mid Cap Core Fund				SGA Emerging Markets Growth Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		From Inception June 13, 2019 to September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,701	$ 21,815	119	$ 1,266	4	$ 43	10	$ 100
Reinvestment of distributions	—	—	— (1)	3	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(461)	(5,440)	(6)	(58)	—	—	—	—
Net Increase / (Decrease)	1,240	$ 16,375	113	$ 1,211	4	$ 43	10	$ 100
Class C
Shares sold and cross class conversions	702	$ 9,015	85	$ 873	3	$ 27	10	$ 100
Reinvestment of distributions	—	—	— (1)	1	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(78)	(898)	(1)	(8)	(1)	(11)	—	—
Net Increase / (Decrease)	624	$ 8,117	84	$ 866	2	$ 16	10	$ 100

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
	KAR Small-Mid Cap Core Fund				SGA Emerging Markets Growth Fund
	Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2020		From Inception June 13, 2019 to September 30, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	33,974	$ 437,472	2,222	$ 24,808	10	$ 100	11	$ 110
Reinvestment of distributions	—	—	1	15	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(5,815)	(73,641)	(90)	(986)	—	—	—	—
Net Increase / (Decrease)	28,159	$ 363,831	2,133	$ 23,837	10	$ 100	11	$ 110
Class R6
Shares sold and cross class conversions	593	$ 8,210	—	$ —	61	$ 656	404	$ 4,038
Reinvestment of distributions	—	—	—	—	— (1)	— (2)	—	—
Shares repurchased and cross class conversions	(288)	(3,986)	—	—	(62)	(687)	—	—
Net Increase / (Decrease)	305	$ 4,224	—	$ —	(1)	$ (31)	404	$ 4,038
(1)	Amount is less than 500 shares.
(2)	Amount is less than $500.

	SGA Global Growth Fund
	Year Ended September 30, 2020		Fiscal Period Ended September 30, 2019(1)		Year Ended January 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,212	$ 28,564	110	$ 2,288	91	$ 1,744
Reinvestment of distributions	—	—	—	—	8	136
Shares repurchased and cross class conversions	(414)	(9,454)	(112)	(2,267)	(90)	(1,713)
Net Increase / (Decrease)	798	$ 19,110	(2)	$ 21	9	$ 167
Class C
Shares sold and cross class conversions	69	$ 1,510	27	$ 538	103	$ 1,882
Reinvestment of distributions	—	—	—	—	7	112
Shares repurchased and cross class conversions	(39)	(811)	(27)	(522)	(40)	(741)
Net Increase / (Decrease)	30	$ 699	—	$ 16	70	$ 1,253
Class I*
Shares sold and cross class conversions	881	$ 20,118	441	$ 9,232	167	$ 3,136
Reinvestment of distributions	— (2)	3	—	—	17	286
Shares repurchased and cross class conversions	(457)	(10,744)	(148)	(3,008)	(854)	(16,486)
Net Increase / (Decrease)	424	$ 9,377	293	$ 6,224	(670)	$ (13,064)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
	SGA Global Growth Fund
	Year Ended September 30, 2020		Fiscal Period Ended September 30, 2019(1)		Year Ended January 31, 2019
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class R6**
Shares sold and cross class conversions	1,167	$ 25,797	236	$ 4,825	748	$ 14,323
Reinvestment of distributions	1	33	—	—	57	978
Shares repurchased and cross class conversions	(412)	(10,022)	(271)	(5,590)	(82)	(1,552)
Net Increase / (Decrease)	756	$ 15,808	(35)	$ (765)	723	$ 13,749
Class Y**
Shares sold and cross class conversions	—	$ —	—	$ —	743	$ 14,798
Reinvestment of distributions	—	—	—	—	39	667
Shares repurchased and cross class conversions	—	—	—	—	(661)	(11,630)
Net Increase / (Decrease)	—	$ —	—	$ —	121	$ 3,835
*	On May 3, 2019, Investor Class shares of the Predecessor Fund were reorganized into Class I shares of the Fund. See Note 1.
**	On May 3, 2019, Y Class shares and Institutional Class shares of the Predecessor Fund were reorganized into Class R6 shares of the Fund. See Note 1.
(1)	Period from February 1, 2019 to September 30, 2019. The Fund had a fiscal period end change from January 31 to September 30.
(2)	Amount is less than 500 shares.
Note 7. 10% Shareholders
As of September 30, 2020, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of each such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
KAR Global Quality Dividend Fund	20%	1
KAR Mid-Cap Core Fund	40	3
KAR Mid-Cap Growth Fund	37	3
KAR Small-Cap Core Fund	37	3
KAR Small-Cap Growth Fund	23	2
KAR Small-Cap Value Fund	58	2
KAR Small-Mid Cap Core Fund	49	3
SGA Emerging Markets Growth Fund	72	3
SGA Global Growth Fund	43	3
*	None of the accounts are affiliated.
Note 8. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
At September 30, 2020, the following Funds held securities issued by various companies in specific sectors as detailed below:
Fund	Sector	Percentage of Total Investments
KAR Capital Growth Fund	Information Technology	33%
KAR Capital Growth Fund	Consumer Discretionary	26
KAR Mid-Cap Core Fund	Industrials	33
KAR Mid-Cap Growth Fund	Information Technology	34
KAR Small-Cap Core Fund	Industrials	30
KAR Small-Cap Growth Fund	Information Technology	30
KAR Small-Cap Value Fund	Industrials	37
KAR Small-Mid Cap Core Fund	Information Technology	28
KAR Small-Mid Cap Core Fund	Industrials	27
SGA Emerging Markets Growth Fund	Consumer Discretionary	35
SGA Global Growth Fund	Information Technology	27
Note 9.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 10. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. Certain Funds held securities considered to be restricted at September 30, 2020, as follows:
Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
KAR Capital Growth Fund	Duck Creek Technologies, Inc.	06/05/2020	$ 5,813	$ 16,704	2.4%
KAR Small-Cap Growth Fund	Duck Creek Technologies, Inc.	06/05/2020	138,881	394,979	6.1
Note 11. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Funds and certain other affiliated funds entered into an $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Funds to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Funds and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The following Fund had an outstanding loan during the period. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Dollar Amount of Borrowing	Weighted Average Interest Rate on Borrowing	Days Loan was Open
KAR Small-Cap Growth Fund	$1	$20,000	2.11%	1

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Note 12. Federal Income Tax Information
($ reported in thousands)
At September 30, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Funds were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
KAR Capital Growth Fund	$ 227,835	$ 473,097	$ (4,145)	$ 468,952
KAR Equity Income Fund	133,122	3,068	(4,861)	(1,793)
KAR Global Quality Dividend Fund	31,296	3,427	(1,638)	1,789
KAR Mid-Cap Core Fund	625,981	164,027	(7,790)	156,237
KAR Mid-Cap Growth Fund	1,824,840	703,224	(10,478)	692,746
KAR Small-Cap Core Fund	1,039,269	569,076	(74,466)	494,610
KAR Small-Cap Growth Fund	3,941,880	2,466,367	(87,869)	2,378,498
KAR Small-Cap Value Fund	595,767	234,936	(24,754)	210,182
KAR Small-Mid Cap Core Fund	413,575	60,223	(3,346)	56,877
SGA Emerging Markets Growth Fund	4,529	1,216	(419)	797
SGA Global Growth Fund	97,481	36,598	(2,459)	34,139
Certain Funds have capital loss carryovers available to offset future realized capital gains, if any, to the extent permitted by the Internal Revenue Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. The Funds’ capital loss carryovers are as follows:
	Short-Term	Long-Term
KAR Global Quality Dividend Fund	$ 286	$ 941
KAR Small-Cap Value Fund	1,206	9,109
KAR Small-Mid Cap Core Fund	72	35
For the year ended September 30, 2020, the following Funds utilized capital loss carryovers as follows:
Fund
KAR Equity Income Fund	$ 7,753
KAR Small-Mid Cap Core Fund	4
SGA Global Growth Fund	577
Capital losses realized after October 31 and certain late year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended September 30, 2020, the following Funds deferred and recognized qualified late year losses as follows:
	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
KAR Capital Growth Fund	$ 3,025	$ (1,695)	$ —	$ —
KAR Equity Income Fund	—	—	—	(760)
KAR Global Quality Dividend Fund	4	(20)	2,783	(1,227)
KAR Mid-Cap Core Fund	456	—	—	—
KAR Mid-Cap Growth Fund	8,402	(2,143)	—	—
KAR Small-Cap Core Fund	—	(3,225)	—	—
KAR Small-Cap Growth Fund	30,785	(23,016)	—	(54,753)
KAR Small-Cap Value Fund	—	—	14,251	(10,315)
KAR Small-Mid Cap Core Fund	—	(11)	235	(69)

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the beginning of this note) consist of the following:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
KAR Capital Growth Fund	$ —	$ 18,703
KAR Equity Income Fund	977	34,978
KAR Mid-Cap Core Fund	—	2,981
KAR Mid-Cap Growth Fund	—	155
KAR Small-Cap Core Fund	—	118,265
KAR Small-Cap Growth Fund	—	666,180
KAR Small-Cap Value Fund	4,364	—
KAR Small-Mid Cap Core Fund	50	—
SGA Emerging Markets Growth Fund	48	66
SGA Global Growth Fund	2,191	2,442
The differences between the book and tax basis distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2020, September 30, 2019 and January 31, 2019, were as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
KAR Capital Growth Fund
9/30/20	$ —	$ 14,937	$ —	$14,937
9/30/19	358	44,737	—	45,095
KAR Equity Income Fund
9/30/20	1,342	—	—	1,342
9/30/19	1,367	—	—	1,367
KAR Global Quality Dividend Fund
9/30/20	945	—	—	945
9/30/19	3,346	63	—	3,409
KAR Mid-Cap Core Fund
9/30/20	32	2,065	—	2,097
9/30/19	—	1,872	—	1,872
KAR Mid-Cap Growth Fund
9/30/20	—	4,125	—	4,125
9/30/19	1,083	2,663	—	3,746
KAR Small-Cap Core Fund
9/30/20	—	64,855	—	64,855
9/30/19	11,398	41,364	—	52,762
KAR Small-Cap Growth Fund
9/30/20	—	83,035	—	83,035
9/30/19	29,378	61,548	4,955	95,881
KAR Small-Cap Value Fund
9/30/20	4,730	—	—	4,730
9/30/19	6,373	5,576	—	11,949
KAR Small-Mid Cap Core Fund
9/30/19	58	—	—	58
SGA Emerging Markets Growth Fund
9/30/20	1	—	—	1
SGA Global Growth Fund
9/30/20	37	—	—	37
1/31/19	233	1,991	—	2,224

VIRTUS EQUITY TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Funds. As of September 30, 2020, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:
	Capital Paid in on Shares of Beneficial Interest	Total Distributable Earnings (Accumulated Losses)
KAR Capital Growth Fund	$ (2,283)	$ 2,283
KAR Equity Income Fund	(299)	299
KAR Global Quality Dividend Fund	(93)	93
KAR Mid-Cap Core Fund	— (1)	— (1)
KAR Mid-Cap Growth Fund	(1,384)	1,384
KAR Small-Cap Core Fund	(2,866)	2,866
KAR Small-Cap Growth Fund	(29,077)	29,077
KAR Small-Cap Value Fund	— (1)	— (1)
KAR Small-Mid Cap Core Fund	— (1)	— (1)
SGA Global Growth Fund	— (1)	— (1)
(1)	Amount is less than $500.
Note 13. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 14. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 15. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following is the only subsequent event requiring recognition or disclosure in these financial statements.
Effective October 1, 2020, the Funds may loan portfolio securities under the securities lending program.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus KAR Capital Growth Fund, Virtus KAR Equity Income Fund, Virtus KAR Global Quality Dividend Fund, Virtus KAR Mid-Cap Core Fund, Virtus KAR Mid-Cap Growth Fund, Virtus KAR Small-Cap Core Fund, Virtus KAR Small-Cap Growth Fund, Virtus KAR Small-Cap Value Fund, Virtus KAR Small-Mid Cap Core Fund, Virtus SGA Emerging Markets Growth Fund and Virtus SGA Global Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting Virtus Equity Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2020, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2020, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Virtus KAR Capital Growth Fund
Virtus KAR Equity Income Fund
Virtus KAR Global Quality Dividend Fund
Virtus KAR Mid-Cap Core Fund
Virtus KAR Mid-Cap Growth Fund
Virtus KAR Small-Cap Core Fund
Virtus KAR Small-Cap Growth Fund
Virtus KAR Small-Cap Value Fund
KAR Small-Mid Cap Core Fund	Statements of operations for the year ended September 30, 2020 and statements of changes in net assets for the years ended September 30, 2020 and 2019
Virtus SGA Global Growth Fund	Statement of operations for the year ended September 30, 2020, and statements of changes in net assets for the year ended September 30, 2020, period February 1, 2019 through September 30, 2019 and year ended January 31, 2019
Virtus SGA Emerging Markets Growth Fund	Statement of operations for the year ended September 30, 2020, and statements of changes in net assets for the year ended September 30, 2020 and the period June 13, 2019 (inception) through September 30, 2019
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2020
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS EQUITY TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2020
For the fiscal year ended September 30, 2020, the Funds make the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Funds which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Funds designate the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
	QDI	DRD	LTCG
KAR Capital Growth Fund	—%	— %	$ 18,704
KAR Equity Income Fund	100	100	34,978
KAR Global Quality Dividend Fund	100	74	—
KAR Mid-Cap Core Fund	—	—	2,982
KAR Mid-Cap Growth Fund	—	—	157
KAR Small-Cap Core Fund	—	—	120,335
KAR Small-Cap Growth Fund	—	—	749,215
KAR Small-Cap Value Fund	100	100	—
KAR Small-Mid Cap Core Fund	100	100	—
SGA Emerging Markets Growth Fund	95	6	66
SGA Global Growth Fund	32	12	2,442
For the fiscal year ended September 30, 2020, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Internal Revenue Code, as amended, and the Treasury Regulations thereunder ($ reported in thousands).
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
SGA Emerging Markets Growth Fund	$ 52	$ 5

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk, which is the risk that a Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.
Assessment and management of a Fund’s liquidity risk under the Program take into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 19-21, 2020, the Board received a report from the Program Administrator addressing the operation and management of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). The Board acknowledged that because the Review Period ended before 2020, it did not cover the more recent period of market volatility relating to the COVID-19 pandemic. The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Funds. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to a Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in that Fund may be subject.

RESULTS OF SHAREHOLDER MEETING
VIRTUS EQUITY TRUST
AUGUST 28, 2020 (Unaudited)
At a special meeting of shareholders of Virtus Rampart Enhanced Core Equity Fund (the “Fund”), a series of Virtus Equity Trust, held on August 28, 2020, shareholders voted on the following proposals:
Proposal 1.

Number of Eligible Votes:	FOR	AGAINST	ABSTAIN
To approve a Subadvisory Agreement by and among Virtus Equity Trust, Virtus Investment Advisers, Inc., and Kayne Anderson Rudnick Investment Management, LLC	50,609,647.36	1,937,804.90	9,834,360.54

Proposal 2.

Number of Eligible Votes:	FOR	AGAINST	ABSTAIN
To approve a proposal to permit Virtus Investment Advisers, Inc., as the investment adviser to Virtus Rampart Enhanced Core Equity Fund (the “Fund”), to hire, terminate and replace affiliated (both wholly-owned and partially-owned) and unaffiliated subadvisers for the Fund or to modify subadvisory agreements for the Fund without shareholder approval, and to permit the Fund to disclose advisory and subadvisory fee information in an aggregated manner	46,755,094.19	5,797,285.46	9,829,433.15
Shareholders of the Fund voted to approve the above proposals.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR EQUITY INCOME FUND
(formerly RAMPART ENHANCED CORE EQUITY FUND)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of advisory and subadvisory agreements for the Trust. At a meeting held on June 17, 2020, in a virtual meeting format in light of public health concerns regarding the spread of COVID-19 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of Kayne Anderson Rudnick Investment Management, LLC (the “Subadviser”) as subadviser to Virtus Rampart Enhanced Core Equity Fund (the “Fund”) and approved a new investment subadvisory agreement with the Subadviser (the “Subadvisory Agreement”). In connection with the appointment of the Subadviser, the Board also considered and approved the name change from Virtus Rampart Enhanced Core Equity Fund to Virtus KAR Equity Income Fund and related investment strategy changes.
In considering the proposal to appoint the Subadviser, the Board requested and evaluated information provided by Virtus Investment Advisers, Inc. (“VIA”) and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether appointment of the Subadviser would be in the best interests of the Fund and its shareholders. The Board also took into account discussions with management and information provided to the Board in its meetings throughout the year with respect to the services to be provided by the Subadviser and its representatives to other Virtus Funds, including quarterly performance reports prepared by management containing reviews of investment results. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. The Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.
Basis for the Board’s Recommendation
In making its determination with respect to the Subadvisory Agreement, the Board considered various factors, including:
Nature, extent, and quality of the services to be provided by the Subadviser.
The Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. The Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective, policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering the approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that the Subadviser would provide a high quality of investment services to the Fund.
Investment Performance.
The Board considered certain information regarding performance of a segment of the portfolio of another Virtus Fund managed by the proposed Subadviser versus a peer group, an appropriate index and the Fund’s historical performance as well as discussions with management and information provided to the Board in its meetings throughout the year with respect to the services provided by the Subadviser and its representatives to other Virtus Funds, including quarterly performance reports prepared by management containing reviews of investment results.
Subadvisory Fee.
The Board took into account that the Fund’s subadvisory fees are paid by VIA out of its management fees rather than paid separately by the Fund, so that the Fund’s shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fee schedule under the Subadvisory Agreement was the same as the subadvisory fee schedule for subadvisers of the Trust’s other series. The Board concluded that the proposed subadvisory fees were fair and reasonable in light of services to be provided by the Subadviser and all factors considered.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS KAR EQUITY INCOME FUND
(formerly RAMPART ENHANCED CORE EQUITY FUND)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Profitability and Economies of Scale.
In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. The Board also noted that the proposed subadvisory fees under the Subadvisory Agreement was the same as the subadvisory fees paid to the Fund’s’ previous subadviser. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement. For similar reasons, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.
Other Factors.
The Board considered other benefits that may be realized by the Subadviser and its affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there are no other direct benefits to the Subadviser in providing subadvisory services to the Fund, other than the fee to be earned under the Subadvisory Agreement, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide subadvisory services to additional series of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Subadvisory Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS SGA NEW LEADERS GROWTH FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited)
The Board of Trustees (the “Board”) of Virtus Equity Trust (the “Trust”) is responsible for determining whether to approve the establishment and continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and the subadvisory agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, VIA and Sustainable Growth Advisers, LP (the “Subadviser” or “SGA”). At a meeting held on August 26, 2020, in a virtual meeting format in light of public health concerns regarding the spread of COVID-19 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), authorized the appointment of VIA as adviser to the Fund and SGA as subadviser to the Fund, and considered and approved the establishment of the Agreements, as further discussed below.
In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and the Subadviser which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether approval of each of the Agreements would be in the best interests of the Fund and its shareholders. The Board noted the affiliation of the Subadviser with VIA and any potential conflicts of interest.
The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the Fund and its shareholders. In its deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
In considering whether to approve the Agreements with respect to the Fund, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Fund by VIA and the Subadviser; (2) information regarding performance of an account managed in a similar manner as the Fund was expected to be managed; (3) the level and method of computing the Fund’s advisory and subadvisory fees, and comparisons of the Fund’s proposed advisory fee rates with those of a group of other funds with similar investment objectives; (4) historical profitability of VIA and its affiliates under similar agreements; (5) any “fall-out” benefits to VIA, the Subadviser and their affiliates (i.e., ancillary benefits realized by VIA, the Subadviser or their affiliates from VIA’s or the Subadviser’s relationship with the Fund); (6) possible conflicts of interest; and (7) the terms of the Agreements.
Nature, Extent and Quality of Services
The Trustees received in advance of the meeting information provided by VIA and the Subadviser, including completed questionnaires, each concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Fund would be managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of the Fund’s portfolio. Under this structure, VIA is responsible for the oversight of the Fund’s investment program and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement, the Board considered VIA’s process for supervising and managing the Fund’s subadviser, including (a) VIA’s ability to select and monitor the subadviser; (b) VIA’s ability to provide the services necessary to monitor the subadviser’s compliance with the Fund’s investment objective, policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Fund; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative, transfer agency and other services expected to be provided by VIA and its affiliates to the Fund; (e) VIA’s expected supervision of the Fund’s other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA were expected to serve as administrator, transfer agent and distributor of the Fund. The Board also took into account its knowledge of VIA’s management and the quality of the performance of its duties with respect to other Virtus Funds through Board meetings, discussions and reports, as well as information from the Trust’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures proposed to be established pursuant to Rule 38a-1 under the 1940 Act.
With respect to the services to be provided by the Subadviser, the Trustees received in advance of the Meeting information provided by the Subadviser, including the Subadviser’s Form ADV, as well as a presentation provided by portfolio management personnel of the Subadviser. With respect to the Subadvisory Agreement, the Board noted that the Subadviser would provide portfolio management, compliance with the Fund’s investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadviser’s management of the Fund is subject to the oversight of the Board and must be carried out in accordance with the investment objective(s), policies and restrictions set forth in the Fund’s prospectuses and statement of additional information. In considering approval of the Subadvisory Agreement, the Board also considered the Subadviser’s investment

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS SGA NEW LEADERS GROWTH FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the Fund; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account the Subadviser’s risk assessment and monitoring process. The Board noted the Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.
After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services expected to be provided by VIA and the Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Fund.
Investment Performance
Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. Investment performance was therefore not a material factor in the Board’s approval of the Agreements. However, the Board reviewed and was satisfied with the comparative performance of representative accounts managed by the Subadviser in a manner similar to the Fund’s proposed investment strategies.
Management Fees and Total Expenses
The Board considered the fees proposed to be charged to the Fund for advisory services as well as the expected total expense levels of the Fund. Among other data provided, the Board noted that the proposed management fee and total expenses for the Fund were within the range of other funds deemed to be comparable to the Fund by management. The Board noted that the Fund was expected to have an expense cap in place to limit the total expenses incurred by the Fund and its shareholders. The Board also noted that the subadvisory fee for the Fund would be paid by VIA out of its management fees rather than paid separately by the Fund. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee expected to be retained by VIA after payment of the subadvisory fee. The Board also took into account the expected size of the Fund and the impact on expenses.
The Board concluded that the proposed advisory and subadvisory fees for the Fund were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.
Projected Profitability
The Board also considered certain information relating to profitability for its services to other Virtus Funds that had been provided by VIA, as a proxy for evaluating the projected profitability to VIA and its affiliates for their services to the Fund. In this regard, the Board considered information regarding the overall profitability, as well as on a fund-by-fund basis, of VIA for its management of Virtus Funds, as well as its profits and those of its affiliates for managing and providing other services to the Virtus Funds, such as distribution, transfer agency and administrative services provided to the Virtus Funds by VIA affiliates. In addition to the fees paid to VIA and its affiliates, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Virtus Funds. The Board reviewed the methodology used to allocate costs to each Virtus Fund, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from the Virtus Funds was reasonable in light of the quality of the services rendered to the Virtus Funds by VIA and its affiliates.
In considering the projected profitability to the Subadviser in connection with its relationship to the Fund, the Board noted that the fees under the Subadvisory Agreement would be paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Fund shareholders would not be directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the Subadviser, the Board noted that, because the Subadviser is an affiliate of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the projected profitability to the Subadviser and its affiliates from their relationships with the Fund was not a material factor in approval of the Subadvisory Agreement.
Economies of Scale
The Board received and discussed information concerning whether VIA should be expected to realize economies of scale as the Fund’s assets grow. The Board noted that expense caps were expected to be implemented for the Fund. The Board also took into account management’s discussion of the Fund’s management fee and subadvisory fee structure. The Board also took into account the expected size of the Fund. The Board noted that VIA and the Fund may realize certain economies of scale if the assets of the Fund were to be materially higher than anticipated, particularly in relationship to certain fixed costs, and that shareholders of the Fund would have an opportunity to benefit from these economies of scale.
For similar reasons as stated above with respect to the Subadviser’s profitability, and based upon the expected size of the Fund to be managed by the Subadviser, the Board concluded that the potential for economies of scale in the Subadviser’s management of the Fund was not a material factor in the approval of the Subadvisory Agreement at this time.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS FOR
VIRTUS SGA NEW LEADERS GROWTH FUND (the “FUND”)
BY THE BOARD OF TRUSTEES (Unaudited) (Continued)
Other Factors
The Board considered other benefits that may be realized by VIA and the Subadviser and their affiliates from their relationships with the Fund. Among them, the Board recognized that VP Distributors, LLC, an affiliate of the Adviser, serves as the distributor for the Trust, and, as such, was expected to receive payments pursuant to Rule 12b-1 from the Fund to compensate it for providing selling activities, which could lead to growth in the Fund’s assets and corresponding benefits from such growth, including economies of scale. The Board also noted that an affiliate of VIA and the Subadviser also provides administrative and transfer agency services to the Trust. The Board noted management’s discussion of the fact that, while the Subadviser is an affiliate of VIA, there were no other direct benefits to the Subadviser or VIA in providing investment advisory services to the Fund, other than the fees to be earned under the Agreements, although there may be certain indirect benefits gained, including to the extent that serving the Fund could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.
Conclusion
Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement was in the best interests of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements with respect to the Fund.

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Equity Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Brown, Thomas J. YOB: 1945 Served Since: 2016 68 Portfolios	Retired.	Honorary Board Member (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 72 Portfolios	Retired.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; and Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 68 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Director (1999 to 2019) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 2016 68 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; Member (since 2014), Counselors of Real Estate.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 68 Portfolios	Retired. Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College.	Honorary Board Member (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee since 2015), Virtus Mutual Fund Family (54 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 68 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McLoughlin, Philip YOB: 1946 Served Since: 1993 72 Portfolios	Retired.	Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (54 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 72 Portfolios	Retired.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (54 portfolios).
Oates, James M. YOB: 1946 Served Since: 1993 68 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm).	Director (since 2016), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (54 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 1983 68 Portfolios	Retired. Managing Director (1998 to 2013), Northway Management Company.	Honorary Board Member (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (54 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 68 Portfolios	Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2020) Virtus Alternative Solutions Trust (3 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (since 2016), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
Zino, Brian T. YOB: 1952 Served Since: 2020 68 Portfolios	Retired. Various roles (1982 to 2008), J. & W. Seligman & Co. Incorporated, including President (1994 to 2008).	Trustee (since 2020) Virtus Alternative Solutions Trust (3 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (since 2016), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2008) and President (1994 to 2008), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 70 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (54 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
Advisory Board Member
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Moyer, William R. YOB: 1944 Served Since: 2020 68 Portfolios	Private investor (since 2004); Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer).	Advisory Board Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Advisory Board Member (since 2020) and Director (2016 to 2019), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Advisory Board Member (since 2020) and Director (2014 to 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Advisory Board Member (since 2020) and Trustee (2011 to 2019), Virtus Global Multi-Sector Income Fund; Advisory Board Member (since 2020) and Trustee (2013 to 2016), Virtus Alternative Solutions Trust (3 portfolios).
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (since 2017) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positons (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2013), Vice President (2005 to 2013),Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013),Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014),Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017); Vice President (2011 to 2017); and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), and various senior officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; Executive Vice President (since 2017), Virtus Total Return Fund Inc.; and Executive Vice President (2017 to 2019), the former Virtus Total Return Fund Inc.

Virtus Rampart Enhanced Core Equity Fund,
a series of Virtus Equity Trust
(Unaudited)
Supplement dated August 31, 2020 to the
Statutory Prospectus dated January 28, 2020, as supplemented
IMPORTANT NOTICE TO INVESTORS
The statutory prospectus for Virtus Equity Trust has been updated to reflect changes to Virtus Rampart Enhanced Core Equity Fund, including a name change.
Effective August 31, 2020, the Virtus Rampart Enhanced Core Equity Fund’s name has been changed to Virtus KAR Equity Income Fund (the “Fund”). The disclosure for Virtus Rampart Enhanced Core Equity Fund in the Virtus Equity Trust statutory prospectus is no longer valid. Please see the Fund’s separate statutory prospectus and summary prospectus for additional disclosure regarding these changes.
Investors should retain this amendment with the
Prospectuses for future reference.
VET 8019 RampartEnhancedCoreEquityFundKARChanges (8/2020)

Virtus SGA Global Growth Fund
a series of Virtus Equity Trust
(Unaudited)
Supplement dated July 13, 2020 to the Summary Prospectus, the Virtus Equity Trust
Statutory Prospectus and the Statement of Additional Information (“SAI”),
each dated January 28, 2020, as supplemented
IMPORTANT NOTICE TO INVESTORS
SGA has announced that at the end of this year George P. Fraise will be stepping down as a portfolio manager for the Virtus SGA Global Growth Fund, and Hrishikesh Gupta is expected to be appointed in his place as of January 1, 2021. The Prospectuses and SAI will be updated as appropriate at the time of the changes.
Investors should retain this supplement with the
Prospectuses and SAI for future reference.
VET 8019/SGAGlobalGrowth PM Announcement (7/2020)

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VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8015	11-20

ANNUAL REPORT
VIRTUS EQUITY TRUST

September 30, 2020
Virtus Tactical Allocation Fund*
*Prospectus supplement appears at the back of this annual report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless specifically requested from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect at any time to receive not only shareholder reports but also certain other communications from the Fund electronically, or you may elect to receive paper copies of all future shareholder reports free of charge to you. If you own your shares directly with the Fund, you may make such elections by calling the Fund at 1-800-243-1574 or, with respect to requesting electronic delivery, by visiting www.virtus.com. An election made directly with the Fund will apply to all Virtus Mutual Funds in which you own shares directly. If you own your shares through a financial intermediary, please contact your financial intermediary to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Virtus Tactical Allocation Fund
(“Tactical Allocation Fund”)
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS  INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Tactical Allocation Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

MESSAGE TO SHAREHOLDERS
To My Fellow Shareholders of Virtus Funds:
I am pleased to present this annual report, which reviews the performance of your Fund for the 12 months ended September 30, 2020.
We witnessed unprecedented events and stark changes during the past 12 months. The global economy, which experienced strong growth during the first five months of the fiscal year, was largely shut down in March of 2020 in response to the coronavirus pandemic. Markets reacted by declining sharply, leading policymakers to quickly introduce supportive monetary and fiscal measures. These proved effective, and many markets swiftly reversed course. In fact, the U.S. stock market erased its losses and reached a new high in August.
After this wild ride, most asset classes were able to post positive returns for the 12 months ended September 30, 2020. U.S. large-capitalization stocks returned 15.15%, as measured by the S&P 500® Index. Small-cap stocks lagged, but wound up in positive territory with a return of 0.39%, as measured by the Russell 2000® Index. Within international equities, developed markets, as measured by the MSCI EAFE® Index (net), were up 0.49% for the 12 months, trailing emerging markets, which gained 10.54%, as measured by the MSCI Emerging Markets Index (net).
In fixed income markets, monetary easing drove the yield on the 10-year Treasury to 0.69% at September 30, 2020, down sharply from 1.68% on September 30, 2019. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.98%. Non-investment grade bonds were up 3.25% for the period, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.
Our investment teams maintained their disciplined approach in the midst of this turbulence, and remain focused on helping you achieve your long-term goals. While uncertainty may lie ahead, you can depend on us to continue investing your capital with skill and care. To learn more about the other investment strategies we offer, please visit Virtus.com.
On behalf of our investment managers, thank you for entrusting the Virtus Funds with your assets. Please call our customer service team at 800-243-1574 if you have questions about your account or require assistance. We appreciate your business and remain committed to your long-term financial success.
Sincerely,
George R. Aylward
President, Virtus Funds
November 2020
Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.
1

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
FOR THE SIX-MONTH PERIOD OF April 1, 2020 TO September 30, 2020
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Tactical Allocation Fund (the “Fund”), you may incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees, distribution and service fees, and other expenses. Class I shares are sold without sales charges and do not incur distribution and service fees. For further information regarding applicable sales charges, see Note 1 in the Notes to Financial Statements. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which are for the fiscal year ended September 30, 2020.
Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the accompanying tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,353.40	1.07%	$ 6.30
Class C	1,000.00	1,347.80	1.77	10.39
Class I	1,000.00	1,356.10	0.83	4.89

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
2

TACTICAL ALLOCATION FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Continued)
FOR THE SIX-MONTH PERIOD OF April 1, 2020 TO September 30, 2020
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
	Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Class A	$ 1,000.00	$ 1,019.65	1.07%	$ 5.40
Class C	1,000.00	1,016.15	1.77	8.92
Class I	1,000.00	1,020.85	0.83	4.19

*	Expenses are equal to the Fund’s annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.
You can find more information about the Fund’s expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the Fund’s prospectus.
3

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited)
September 30, 2020
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Bloomberg Barclays U.S. Aggregate Bond Index
The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Bloomberg Barclays U.S. Corporate High Yield Bond Index
The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Exchange-Traded Funds (“ETFs”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Reserve (the “Fed”)
The Central Bank of the U.S., the Fed is responsible for controlling money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.
London Interbank Offered Rate (“LIBOR”)
A benchmark rate that some of the world’s leading banks charge each other for short-term loans and that serves as the first step to calculating interest rates on various loans throughout the world.
MSCI ACWI ex USA SMID Cap Index (net)
The MSCI ACWI ex USA SMID Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
MSCI EAFE® Index (net)
The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
MSCI Emerging Markets Index (net)
The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The
4

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2020
index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.
Risk Assets
Risk assets are those that tend to demonstrate price volatility, such as equities, high yield bonds, currencies, and commodities.
Russell 1000® Growth Index
The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
Russell 1000® Value Index
The Russell 1000® Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Russell 2000® Index
The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
S&P 500® Index
The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
Tactical Allocation Fund Linked Benchmark
The Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI ACWI ex USA SMID Cap Index (a free float-adjusted market capitalization-weighted index that measures mid- and small-cap foreign market equity performance, calculated on a total return basis with net dividends reinvested), and 40% Bloomberg Barclays U.S. Aggregate Bond Index (an index that measures the U.S.
5

TACTICAL ALLOCATION FUND
KEY INVESTMENT TERMS (Unaudited) (Continued) September 30, 2020
investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Virtus Tactical Allocation Fund Linked Benchmark between 9/7/2016 and 6/3/2019 represents an allocation consisting of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Prior to 9/7/2016, the allocation consisted of 50% S&P 500® Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index.
Yield Curve
A yield curve is a line on a graph plotting the interest rates, at a set point in time, of bonds having equal credit quality but different maturity dates.
6

Ticker Symbols:
Class A: NAINX
Class C: POICX
Class I: VTAIX
Tactical Allocation Fund
Fund Summary (Unaudited)
Portfolio Manager Commentary by
Kayne Anderson Rudnick
Investment Management, LLC
(Domestic and International Equity
Portfolio) and Newfleet Asset
Management, LLC
(Fixed Income Portfolio)
■	The Fund is diversified and has investment objectives of capital appreciation and income. There is no guarantee that the Fund will meet its objectives.
■	For the fiscal year ended September 30, 2020, the Fund’s Class A shares at NAV returned 29.72%, Class C shares at NAV returned 28.82%, and Class I shares at NAV returned 29.87%†. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index; a broad-based fixed income index, returned 6.98%; the MSCI ACWI ex USA SMID Cap Index (net), a broad-based International Index, returned 4.88%; and the Russell 1000® Growth Index, a broad-based US equity index, returned 37.53%. The Tactical Allocation Fund Linked Benchmark, the Fund’s style-specific benchmark, returned 20.39%.
    † See footnote 5 on page 12.
All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.
How did the markets perform during the Fund’s fiscal year ended September 30, 2020?
Domestic & International Equities
Equity investors enjoyed solid returns in 2019 and then went for a roller coaster ride in the first quarter of 2020, as markets around the world declined due to the COVID-19 pandemic, which necessitated an almost complete shutdown of economic activity. After a nosedive first quarter of 2020, the S&P 500® Index recovered in the following three months to have its best quarter in over 20 years, erasing most of the first-quarter loss. With aggressive stimulus from governments around the world flowing into the markets as a backstop to the global health crisis, the S&P 500® Index made a new high in the third quarter of 2020, just 103 days after sliding 35%. That is the fastest-ever recovery from a decline greater than 30%. Markets continued to forge ahead, and experienced a garden-variety correction during the first few weeks of September, as some rotation started to occur. Stocks continued to advance, however, and closed the fiscal year on a positive trend.
For the fiscal year ended September 30, 2020, the S&P 500® Index returned 15.15%, while small-capitalization stocks, as represented by the Russell 2000® Index, turned slightly positive, delivering a gain of 0.39%. International developed markets, as measured by the MSCI EAFE Index (net), pushed into positive territory with a 0.49% return, while the MSCI Emerging Markets Index (net) surged to gain 10.54% for the 12-month period. Value stocks significantly underperformed growth stocks over the fiscal year, with the Russell 1000® Value Index returning -5.03% and the Russell 1000® Growth Index up 37.53%. Value indexes contain many more businesses that were adversely affected by COVID-19. Conversely, many growth companies benefited from the work-from-home environment brought about by the pandemic.
Fixed Income
The 12-month period included a variety of market conditions, but the most influential were the emergence of a global pandemic, the associated economic and earnings fallout, and both the fiscal and monetary policy response.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
7

Tactical Allocation Fund (Continued)
In the final quarter of 2019, investors maintained their appetite for risk assets. Fixed income markets responded favorably to monetary easing by global central banks, positive developments on the trade front, and signs of stability in economic data. Geopolitical developments including trade, Middle East tensions, and European politics, as well as central bank headlines, all continued to be significant market movers. During this period, spread sectors outperformed U.S. Treasuries, led by higher-volatility sectors such as corporate high yield, bank loans, and emerging market debt. In a change from the first three quarters of 2019, lower quality within these sectors outperformed higher quality. Within spread sectors, corporate credit outperformed securitized sectors such as commercial mortgage-backed securities and asset-backed securities.
In stark contrast, the first quarter of 2020 saw volatility spike to levels not reached since the financial crisis of 2008-2009. The quarter will be remembered for the emergence of COVID-19 as the first global pandemic since the H1N1 swine flu of 2009-10. The ultimate human and economic toll are still unknown, as the event continues to unfold, however, governments and central banks responded in unprecedented fashion to help blunt the effects of the virus. The containment measures implemented through the end of the fiscal year were unambiguously negative for local, regional, and global economic growth. However, markets rebounded from the lows they reached during the second quarter of 2020.
The spread of the coronavirus, its negative effect on global economic growth, and the fear it created in the market caused fixed income spreads to widen significantly during March. Valuations cheapened meaningfully, reaching levels not seen since 2008-09. Cheaper valuations and an active approach by both monetary and fiscal authorities proved a powerful combination, setting the stage for improved financial market performance off the March 2020 lows. We sought to take advantage of the market volatility by following the same investment approach we have implemented for close to three decades.
During the first quarter of 2020, U.S. Treasuries outperformed spread sectors. The underperformers were led by higher-volatility sectors such as corporate high yield, bank loans, and emerging market debt. In the six months since, the fixed income markets experienced a significant rebound, with spread sectors outperforming U.S. Treasuries led by those sectors that experienced the greatest degree of underperformance during the first quarter.
The Federal Reserve (the Fed) lowered its target interest rate three times during the 12-month period. On two separate occasions in March, in response to the pandemic, the Fed cut by a total of 1.25% to a range of 0–0.25%.
During the 12-month period, the Treasury yield curve steepened, shifting broadly lower, more so on the front end.
What factors affected the Fund’s performance during its fiscal year?
Domestic Equities
The Fund’s U.S. equity portfolio outperformed its benchmark, the Russell 1000® Growth Index, during the fiscal year ended September 30, 2020. Strong stock selection in information technology and communication services contributed to performance. Poor stock selection and overweight positions in financials and materials detracted from performance.
The biggest contributors to performance during the period were Amazon.com and Bill.com.
•   Amazon continued on its powerful growth trajectory, powered by its wide-moat e-commerce business and dominant web services offering, Amazon Web Services. Amazon delivered blockbuster quarterly revenue that many investors expected, as stay-at-home restrictions helped the company capture an even greater share of consumer spending.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
8

Tactical Allocation Fund (Continued)
•  Bill.com is a natural beneficiary of businesses digitizing, automating one of the most labor-intensive back office operations with its invoice and payment processing solution. Providing further validation of the value of its software, Bill.com has also been selected by each of the three largest banks in the country to offer a white-label version of its software to their commercial clients.
•  Other top contributors included NVIDIA, Alibaba Group, and The Trade Desk.
The biggest detractors from performance during the period were Ross Stores and Bank of America.
•   Ross Stores underperformed due to the fact that its locations were closed for a period of time and, even after reopening, traffic did not return to previous levels. Soft earnings reports, withdrawn earnings guidance, a $2 billion debt offering, and suspension of both the dividend and the share repurchase program all conspired to dent investor confidence. However, none of these developments were surprising. The company still reports optimism about inventory availability, which we believe ultimately drives the shopping experience and store traffic. We continued to hold the stock as of the end of the fiscal year.
•   Bank of America generates over 50% of its income from interest, which came under pressure from the Fed’s decision to cut interest rates in March of 2020. Despite the fact that the bank has exemplary credit ratios, it voluntarily agreed to suspend share repurchases to ensure liquidity during the COVID-19 crisis. This removed a critical source of support from the company’s share price. We continued to hold the stock through the end of the reporting period.
•  Other top detractors included Las Vegas Sands, Ecolab, and Charles Schwab.
International Equities
The Fund’s international equity portfolio outperformed its benchmark, the MSCI ACWI ex
USA SMID Cap Index (net), during the fiscal year ended September 30, 2020. Strong stock selection and an overweight in information technology, as well as strong stock selection in communication services, contributed to performance. Poor stock selection and underweight positions in health care and consumer staples detracted from performance.
The biggest contributors to performance during the period were Mercari and Adevinta.
•   Mercari’s e-commerce activity increased substantially following the onset of the global pandemic.
•   Adevinta owns a number of leading online classified ad platforms around the world. During the period, Adevinta announced an agreement to buy eBay Classifieds Group, which led to a sharp increase in the company’s share price.
•  Other top contributors included Voltronic Power Technology, Freee K.K., and Scout24.
The biggest detractors from performance during the period were Pason Systems and En-Japan.
•  The stock price of Pason Systems suffered, along with those of other energy-related stocks, as an unfavorable balance between supply and demand weighed on oil prices. The company’s competitive position and balance sheet remain strong, and we believe the current valuation is attractive. Therefore, we continued to hold it as of the end of the Fund’s fiscal year.
•  We concluded that En-Japan’s competitive position was not as strong as we originally believed, and exited our position in the first half of the fiscal year.
•  Other top detractors included Ascential, Haw Par, and CAE.
Fixed Income
The outperformance of U.S. Treasuries relative to spread sectors was the key driver of the fixed income portfolio’s underperformance for the fiscal year ended September 30, 2020. Among
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
9

Tactical Allocation Fund (Continued)
fixed income sectors, the portfolio’s allocations to bank loans and asset-backed securities detracted from performance.
The portfolio’s allocations to and issue selection within corporate high-quality bonds and non-agency residential mortgage-backed securities positively contributed to performance for the fiscal year. During the 12-month period, we also identified an opportunity to add municipal bonds to the portfolio at attractive valuations, which positively contributed to overall performance.
The preceding information is the opinion of portfolio management only through the end of the period stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.
Credit & Interest: Debt instruments are subject to various risks, including credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.
Foreign & Emerging Markets: Investing in foreign securities, especially in emerging markets, subjects the Fund to additional risks such as increased volatility, currency fluctuations, less liquidity, and political, regulatory, economic, and market risk.
Allocation: The Fund’s exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.
High Yield Fixed Income Securities: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high yield securities than investment grade securities.
Market Volatility: Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the portfolio and its investments, including hampering the ability of the portfolio manager(s) to invest the portfolio’s assets as intended.
Prospectus: For additional information on risks, please see the Fund’s prospectus.
Asset Allocation
The following table presents asset allocation within certain sectors as a percentage of total investments as of September 30, 2020.
Common Stocks		69%
Information Technology	21%
Consumer Discretionary	16
Communication Services	11
All Other Common Stocks	21
Corporate Bonds and Notes		12
Financials	4
Industrials	1
Consumer Discretionary	1
All Other Corporate Bonds and Notes	6
Mortgage-Backed Securities		8
U.S. Government Securities		3
Asset-Backed Securities		3
Leveraged Loans		2
Municipal Bonds		1
Other (includes short-term investment)		2
Total		100%
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
10

Tactical Allocation Fund (Continued)
Average Annual Total Returns1 for periods ended 9/30/20

	1 Year	5 Years	10 Years	Since inception	Inception date
Class A shares at NAV[2]	29.72%	11.94%	9.43%	— %	—
Class A shares at POP[3,4]	22.26	10.62	8.78	—	—
Class C shares at NAV[2] and with CDSC[4]	28.82	11.07	8.59	—	—
Class I shares at NAV[2]	29.87 [5]	—	—	24.35	1/29/19
Bloomberg Barclays U.S. Aggregate Bond Index	6.98	4.18	3.64	9.00 [6]	—
MSCI ACWI ex USA SMID Cap Index (net)	4.88	6.40	4.85	5.28 [6]	—
Russell 1000® Growth Index	37.53	20.10	17.25	32.90 [6]	—
Tactical Allocation Fund Linked Benchmark	20.39	11.94	10.11	19.53 [6]	—
Fund Expense Ratios[7]: Class A shares: 1.14%; Class C shares: Gross 1.99%, Net 1.90%; Class I shares: 0.89%.

All returns represent past performance which is no guarantee of future results. Current performance may be higher or lower than the performance shown. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The above table and graph below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Please visit Virtus.com for performance data current to the most recent month-end.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
11

Tactical Allocation Fund (Continued)
Growth of $10,000 for periods ended 9/30

This chart assumes an initial investment of $10,000 made on September 30, 2010, for Class A shares and Class C shares including any applicable sales charges or fees. The performance of the other share class may be greater or less than that shown based on differences in inception dates, fees, and sales charges. Performance assumes reinvestment of dividends and capital gain distributions.
[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gain distributions.
[2]	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
[3]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
[4]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC for certain redemptions of Class A shares made within 18 months of a finder’s fee being paid and all Class C shares are 1% within the first year and 0% thereafter.
[5]	Total Return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report and semiannual report.
[6]	The since inception index return is from the inception date of Class I shares.
[7]	The expense ratios of the Fund are set forth according to the prospectus for the Fund effective January 28, 2020, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlight tables in this report. See the Financial Highlights for more current expense ratios. Net Expense: Expenses reduced by a contractual expense limitation in effect through January 31, 2021. Expense ratios include fees and expenses associated with any underlying funds.
The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.
For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 4.
12

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS September 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—3.5%
U.S. Treasury Bonds
3.000%, 8/15/48	$10,430	$ 14,215
2.000%, 2/15/50	2,045	2,313
U.S. Treasury Notes
2.250%, 3/31/21	4,965	5,017
0.125%, 5/31/22	495	495
2.875%, 8/15/28	1,225	1,446
1.500%, 2/15/30	1,360	1,467
Total U.S. Government Securities (Identified Cost $20,742)		24,953

Municipal Bonds—1.1%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	2,297
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	432
		2,729

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable (CNTY GTD Insured) 3.060%, 7/1/24	600	637
Idaho—0.1%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	450	588
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	74
	Par Value	Value

Massachusetts—0.1%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	$ 535	$ 770
Oregon—0.1%
Clackamas & Washington Counties School District No. 3 Series B (SCH BD GTY Insured) 5.000%, 6/15/32	535	722
Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	544
Klein Independent School District (PSF-GTD Insured) 5.000%, 8/1/32	405	549
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	194
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	160	201
		1,488

Virginia—0.1%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	640	692
Total Municipal Bonds (Identified Cost $6,964)		7,700

See Notes to Financial Statements
13

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—0.3%
Kingdom of Saudi Arabia 144A 3.250%, 10/22/30(1)	$ 485	$ 527
Republic of South Africa 4.850%, 9/27/27	420	414
Republic of Turkey 7.375%, 2/5/25	570	588
State of Qatar 144A 4.400%, 4/16/50(1)	415	534
Venezuela Government International Bond
9.375%, 1/13/34(2)	130	10
RegS 8.250%, 10/13/24(2)(3)	40	3
RegS 7.650%, 4/21/25(2)(3)	320	24
Total Foreign Government Securities (Identified Cost $2,477)		2,100

Mortgage-Backed Securities—7.5%
Agency—0.9%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	87	100
Pool #A62213 6.000%, 6/1/37	129	152
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	23	27
Pool #735061 6.000%, 11/1/34	177	210
Pool #880117 5.500%, 4/1/36	4	4
Pool #938574 5.500%, 9/1/36	100	117
Pool #310041 6.500%, 5/1/37	161	194
Pool #909092 6.000%, 9/1/37	8	10
Pool #972569 5.000%, 3/1/38	102	114
	Par Value	Value

Agency—continued
Pool #909175 5.500%, 4/1/38	$ 90	$ 104
Pool #929625 5.500%, 6/1/38	98	114
Pool #909220 6.000%, 8/1/38	64	75
Pool #CA4128 3.000%, 9/1/49	726	760
Pool #CA4978 3.000%, 1/1/50	707	741
Pool#MA3905 3.000%, 1/1/50	3,617	3,787
		6,509

Non-Agency—6.6%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(4)	748	758
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	795	861
2015-SFR1, A 144A 3.467%, 4/17/52(1)	969	1,034
2015-SFR2, C 144A 4.691%, 10/17/52(1)	335	369
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	530	538
2020-SFR2, C 144A 2.533%, 7/17/37(1)	400	410
2020-SFR2, D 144A 3.282%, 7/17/37(1)	100	104
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(1)(4)	379	384
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(4)	134	137
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	176	181
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	285	293
See Notes to Financial Statements
14

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Banc of America Funding Trust
2004-B, 2A1 4.308%, 11/20/34(4)	$ 61	$ 64
2005-1, 1A1 5.500%, 2/25/35	161	166
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	67	70
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	510	533
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	100	106
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	245	257
BX Commercial Mortgage Trust 2020-BXLP, D (1 month LIBOR + 1.250%) 144A 1.402%, 12/15/36(1)(4)	455	450
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	570	553
CF Hippolyta LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	425	430
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.459%, 5/25/34(4)	169	165
Citigroup Commercial Mortgage Trust 2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.072%, 12/15/36(1)(4)	675	663
	Par Value	Value

Non-Agency—continued
Citigroup Mortgage Loan Trust, Inc.
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	$ 22	$ 22
2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	843	890
COLT Mortgage Loan Trust Funding LLC 2020-1, A1 144A 2.488%, 2/25/50(1)(4)	459	464
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	490	481
CoreVest American Finance Trust
2018-2, A 144A 4.026%, 11/15/52(1)	155	167
2019-3, C 144A 3.265%, 10/15/52(1)	295	298
2020-1, A1 144A 1.832%, 3/15/50(1)	579	585
2020-3, A 144A 1.358%, 8/15/53(1)	435	434
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.132%, 5/15/36(1)(4)	530	529
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.695%, 4/25/44(1)(4)	25	26
2020-RPL4, A1 144A 2.000%, 1/25/60(1)	540	557
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	320	320
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(1)(4)	22	23
See Notes to Financial Statements
15

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(4)	$ 171	$ 176
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	147	150
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.301%, 3/15/35(1)(4)	585	577
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	435	448
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	99	102
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	115	118
2018-2, A41 144A 4.500%, 10/25/58(1)(4)	293	299
2019-H1, A1 144A 2.657%, 10/25/59(1)(4)	201	205
2020-H1, A1 144A 2.310%, 1/25/60(1)(4)	698	711
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(4)	239	243
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	565	630
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(1)	500	499
Homeward Opportunities Fund I Trust
2018-1, A1 144A 3.766%, 6/25/48(1)(4)	69	69
2018-2, A1 144A 3.985%, 11/25/58(1)(4)	98	101
2019-1, A1 144A 3.454%, 1/25/59(1)(4)	364	371
	Par Value	Value

Non-Agency—continued
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	$ 111	$ 115
JPMorgan Chase Commercial Mortgage Securities Trust
2011-C4, A4 144A 4.388%, 7/15/46(1)	34	35
2015-C31, AS 4.106%, 8/15/48	565	628
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	48	49
2014-1, 2A12 144A 3.500%, 1/25/44(1)(4)	55	57
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	239	242
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	484	499
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	132	135
2017-5, A1 144A 3.128%, 10/26/48(1)(4)	457	466
JPMorgan Mortgage Trust 2017-1, A2 144A 3.500%, 1/25/47(1)(4)	400	412
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.952%, 5/15/36(1)(4)	565	565
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(4)	670	680
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	142	142
See Notes to Financial Statements
16

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2005-2, 2A1 6.000%, 1/25/35	$ 57	$ 61
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(4)	63	63
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.348%, 6/25/52(1)(4)	340	339
MetLife Securitization Trust
2017-1A, M1 144A 3.645%, 4/25/55(1)(4)	100	106
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	498	534
Mill City Mortgage Loan Trust 2019-1, M2 144A 3.500%, 10/25/69(1)(4)	509	554
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	275	298
2015-C22, AS 3.561%, 4/15/48	835	902
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	295	318
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	198	214
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	95	102
2016-4A, A1 144A 3.750%, 11/25/56(1)(4)	68	73
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	385	428
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	146	158
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(4)	255	260
2020-1A, A1B 144A 3.500%, 10/25/59(1)(4)	484	518
	Par Value	Value

Non-Agency—continued
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.873%, 3/25/35(4)	$ 160	$ 162
OBX Trust
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	321	334
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(4)	482	490
Preston Ridge Partners Mortgage LLC
2019-1A, A1 144A 4.500%, 1/25/24(1)(4)	534	538
2020-2, A1 144A 3.671%, 8/25/25(1)(4)	207	207
2020-3, A1 144A 2.857%, 9/25/25(1)	410	410
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(4)	133	133
Progress Residential Trust
2018-SFR1, B 144A 3.484%, 3/17/35(1)	980	989
2018-SFR2, B 144A 3.841%, 8/17/35(1)	475	485
2019-SFR2, A 144A 3.147%, 5/17/36(1)	388	400
2019-SFR3, B 144A 2.571%, 9/17/36(1)	460	469
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	963	995
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	1,034	1,065
RCO V Mortgage LLC 2019-2, A1 144A 3.475%, 11/25/24(1)(4)	594	592
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	519	528
See Notes to Financial Statements
17

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
SBA Tower Trust 144A 1.884%, 1/15/26(1)	$ 530	$ 542
Sequoia Mortgage Trust 2013-8, B1 3.514%, 6/25/43(4)	198	202
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(4)	502	515
Towd Point Mortgage Trust
2015-3, A1B 144A 3.000%, 3/25/54(1)(4)	20	20
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	160	171
2015-5, A2 144A 3.500%, 5/25/55(1)(4)	580	602
2016-3, M1 144A 3.500%, 4/25/56(1)(4)	1,080	1,137
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	670	722
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	585	622
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,270	1,414
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(4)	100	101
2019-1, A1 144A 3.750%, 3/25/58(1)(4)	731	792
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	355	388
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	585	616
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.048%, 4/25/48(1)(4)	697	694
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(1)	435	454
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	510	449
	Par Value	Value

Non-Agency—continued
VCAT LLC
2019-NPL2, A1 144A 3.573%, 11/25/49(1)(4)	$ 502	$ 501
2020-NPL1, A1 144A 3.671%, 8/25/50(1)(4)	211	211
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(4)	274	274
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(4)	357	357
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(4)	552	553
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(1)(4)	580	602
2018-3, A1 144A 4.108%, 10/25/58(1)(4)	236	242
2019-INV1, A1 144A 3.402%, 12/25/59(1)(4)	282	289
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	265	272
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(4)	315	325
		47,838

Total Mortgage-Backed Securities (Identified Cost $53,069)		54,347

See Notes to Financial Statements
18

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—2.9%
Auto Floor Plan—0.0%
NextGear Floorplan Master Owner Trust 2018-1A, A2 144A 3.220%, 2/15/23(1)	$ 145	$ 146
Automobiles—1.8%
ACC Trust 2019-1, A 144A 3.750%, 5/20/22(1)	166	167
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	17	17
2018-4, C 144A 3.970%, 1/13/25(1)	641	650
2019-2, C 144A 3.170%, 6/12/25(1)	565	575
Avis Budget Rental Car Funding LLC (AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	900	907
Capital Auto Receivables Asset Trust
2017-1, C 144A 2.700%, 9/20/22(1)	430	437
2017-1, D 144A 3.150%, 2/20/25(1)	135	138
Carvana Auto Receivables Trust
2019-1A, E 144A 5.640%, 1/15/26(1)	510	531
2019-3A, D 144A 3.040%, 4/15/25(1)	575	588
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	545	545
CPS Auto Receivables Trust
2020-B, C 144A 3.300%, 4/15/26(1)	600	622
	Par Value	Value

Automobiles—continued
2020-C, C 144A 1.710%, 8/17/26(1)	$ 540	$ 541
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	580	593
DT Auto Owner Trust
2018-1A, C 144A 3.470%, 12/15/23(1)	22	22
2019-2A, B 144A 2.990%, 4/17/23(1)	565	572
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(1)	160	168
2019-1A, D 144A 4.130%, 12/16/24(1)	155	162
2019-2A, C 144A 3.300%, 3/15/24(1)	570	586
2019-4A, C 144A 2.440%, 9/16/24(1)	690	705
First Investors Auto Owner Trust 2016-2A, C 144A 2.530%, 7/15/22(1)	242	243
Flagship Credit Auto Trust 2020-3, C 144A 1.730%, 9/15/26(1)	540	551
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	113	114
2018-1A, B 144A 3.520%, 8/15/23(1)	155	157
2018-3A, C 144A 4.180%, 7/15/24(1)	640	667
Hertz Vehicle Financing II LP
2016-4A, A 144A 2.650%, 7/25/22(1)	258	258
2019-1A, A 144A 3.710%, 3/25/23(1)	219	219
See Notes to Financial Statements
19

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	$ 355	$ 364
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	575	584
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	565	577
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(1)	65	65
2020-1, B 144A 2.190%, 6/16/25(1)	585	587
		12,912

Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	645	645
Genesis Private Label Amortizing Trust 2020-1, B 144A 2.830%, 7/20/30(1)	625	628
		1,273

Other—0.9%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	59	59
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	540	555
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.470%, 9/17/31(1)	498	498
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	112	114
	Par Value	Value

Other—continued
FREED ABS Trust 2020-3FP, A 144A 2.400%, 9/20/27(1)	$ 458	$ 459
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	570	606
Lendmark Funding Trust 2018-2A, A 144A 4.230%, 4/20/27(1)	160	164
MVW LLC
2019-2A, A 144A 2.220%, 10/20/38(1)	549	560
2020-1A, A 144A 1.740%, 10/20/37(1)	416	421
MVW Owner Trust 2016-1A, A 144A 2.250%, 12/20/33(1)	132	132
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	362	363
Octane Receivables Trust
2019-1A, A 144A 3.160%, 9/20/23(1)	322	322
2020-1A, A 144A 1.710%, 2/20/25(1)	650	650
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	470	482
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	434	439
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	107	107
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	130	132
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	229	225
See Notes to Financial Statements
20

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	$ 366	$ 382
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(1)	308	313
		6,983

Total Asset-Backed Securities (Identified Cost $20,947)		21,314

Corporate Bonds and Notes—12.0%
Communication Services—0.6%
ANGI Group LLC 144A 3.875%, 8/15/28(1)	215	213
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	460	479
Consolidated Communications, Inc. 144A 6.500%, 10/1/28(1)	325	331
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	255	180
144A 6.625%, 8/15/27(1)	140	73
DISH DBS Corp.
5.000%, 3/15/23	110	112
7.750%, 7/1/26	60	66
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	205	207
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	485	492
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	80	75
Meredith Corp. 6.875%, 2/1/26	330	276
	Par Value	Value

Communication Services—continued
Radiate Holdco LLC 144A 4.500%, 9/15/26(1)	$ 75	$ 75
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	400	432
Telesat Canada 144A 6.500%, 10/15/27(1)	170	171
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(1)	585	665
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(1)	630	716
TripAdvisor, Inc. 144A 7.000%, 7/15/25(1)	110	115
		4,678

Consumer Discretionary—1.1%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	350	339
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(1)	420	427
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	205	214
Block Financial LLC 3.875%, 8/15/30	500	502
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	100	104
Dana, Inc. 5.375%, 11/15/27	445	456
Ford Motor Co. 9.000%, 4/22/25	412	472
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	385	325
General Motors Co. 6.800%, 10/1/27	275	334
See Notes to Financial Statements
21

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
General Motors Financial Co., Inc. 3.450%, 4/10/22	$ 100	$ 103
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	410	435
Lear Corp. 3.800%, 9/15/27	775	818
M/I Homes, Inc. 4.950%, 2/1/28	435	448
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	335	317
Nissan Motor Co. Ltd. 144A 4.810%, 9/17/30(1)	400	401
PulteGroup, Inc. 6.375%, 5/15/33	280	352
QVC, Inc.
4.375%, 3/15/23	345	359
4.750%, 2/15/27	175	180
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	210	220
144A 7.000%, 5/15/28(1)	80	80
TRI Pointe Group, Inc. 5.875%, 6/15/24	340	367
Under Armour, Inc. 3.250%, 6/15/26	340	320
VF Corp. 2.400%, 4/23/25	305	324
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	345	348
		8,245

Consumer Staples—0.2%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	455	466
	Par Value	Value

Consumer Staples—continued
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	$ 340	$ 395
BAT Capital Corp. 4.906%, 4/2/30	500	589
		1,450

Energy—1.1%
Aker BP ASA 144A 2.875%, 1/15/26(1)	540	535
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	320	227
Boardwalk Pipelines LP 4.950%, 12/15/24	455	499
Cheniere Energy, Inc. 144A 4.625%, 10/15/28(1)	165	169
CrownRock LP 144A 5.625%, 10/15/25(1)	345	325
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	55	57
144A 6.500%, 7/1/27(1)	65	69
HollyFrontier Corp. 5.875%, 4/1/26	630	690
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	801
MPLX LP 4.250%, 12/1/27	330	371
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(5)(6)	25	— (7)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	440	414
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	350	272
See Notes to Financial Statements
22

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	$ 780	$ 1,010
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	255	6
Petroleos Mexicanos 144A 7.690%, 1/23/50(1)	445	367
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	530	592
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	425	451
4.200%, 3/15/28	210	228
Targa Resources Partners LP 5.875%, 4/15/26	430	442
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	106	68
		7,593

Financials—3.7%
AerCap Ireland Capital DAC 3.650%, 7/21/27	720	659
Allstate Corp. (The) Series B 5.750%, 8/15/53(8)	440	457
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	455	503
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	595	638
Athene Global Funding 144A 2.450%, 8/20/27(1)	540	554
Bank of America Corp.
4.200%, 8/26/24	662	737
(3 month LIBOR + 0.770%) 1.019%, 2/5/26(4)	110	109
	Par Value	Value

Financials—continued
Bank of Montreal 3.803%, 12/15/32	$ 661	$ 736
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	485	515
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	540	520
Brighthouse Financial, Inc.
3.700%, 6/22/27	173	180
5.625%, 5/15/30	333	388
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	385	408
Brookfield Finance, Inc. 4.250%, 6/2/26	755	865
Capital One Financial Corp.
4.200%, 10/29/25	165	183
3.750%, 7/28/26	765	832
Charles Schwab Corp. (The) Series G 5.375% (6)	462	501
Citadel LP 144A 4.875%, 1/15/27(1)	460	494
Citigroup, Inc.
4.050%, 7/30/22	500	531
3.200%, 10/21/26	525	579
(3 month LIBOR + 1.250%) 1.475%, 7/1/26(4)	575	584
Discover Bank 4.682%, 8/9/28	475	498
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	250	253
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	705	772
FirstCash, Inc. 144A 4.625%, 9/1/28(1)	180	184
See Notes to Financial Statements
23

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Goldman Sachs Group, Inc. (The) (3 month LIBOR + 1.170%) 1.450%, 5/15/26(4)	$ 685	$ 692
ICAHN Enterprises LP 6.250%, 5/15/26	575	599
Jefferies Financial Group, Inc. 5.500%, 10/18/23	345	381
Jefferies Group LLC
5.125%, 1/20/23	123	134
4.850%, 1/15/27	340	386
JPMorgan Chase & Co. 2.956%, 5/13/31	1,045	1,117
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	345	298
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(1)	153	167
144A 4.569%, 2/1/29(1)	537	649
MetLife, Inc. Series G 3.850% (6)(8)(9)	570	568
Morgan Stanley
3.125%, 7/27/26	740	817
6.375%, 7/24/42	560	871
OneMain Finance Corp.
6.875%, 3/15/25	235	261
7.125%, 3/15/26	135	151
5.375%, 11/15/29	35	36
Prudential Financial, Inc.
5.875%, 9/15/42	100	105
5.625%, 6/15/43(8)	755	802
Santander Holdings USA, Inc.
3.700%, 3/28/22	359	372
3.500%, 6/7/24	455	488
4.400%, 7/13/27	340	374
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	535	587
	Par Value	Value

Financials—continued
Synchrony Financial 3.950%, 12/1/27	$ 730	$ 785
Toronto-Dominion Bank (The) 3.625%, 9/15/31	585	657
UBS AG 7.625%, 8/17/22	500	557
Voya Financial, Inc. 5.650%, 5/15/53	455	468
Wells Fargo & Co.
2.393%, 6/2/28	695	725
Series S 5.900%(6)(8)	570	583
Zions Bancorp NA 3.250%, 10/29/29	405	405
		26,715

Health Care—0.7%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	22	22
Anthem, Inc. 2.875%, 9/15/29	450	486
Centene Corp. 4.625%, 12/15/29	190	205
HCA, Inc.
5.125%, 6/15/39	235	285
5.250%, 6/15/49	350	425
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	160	167
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	170	170
Mylan NV 3.950%, 6/15/26	470	528
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	215	225
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	570	637
See Notes to Financial Statements
24

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Health Care—continued
Royalty Pharma plc
144A 2.200%, 9/2/30(1)	$ 407	$ 405
144A 3.550%, 9/2/50(1)	245	236
Surgery Center Holdings, Inc. 144A 6.750%, 7/1/25(1)	15	15
Tenet Healthcare Corp.
144A 7.500%, 4/1/25(1)	50	54
144A 5.125%, 11/1/27(1)	352	362
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	340	300
Universal Health Services, Inc. 144A 2.650%, 10/15/30(1)	555	552
		5,074

Industrials—1.3%
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	705	733
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	560	501
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	565	536
Boeing Co. (The)
5.150%, 5/1/30	275	308
3.750%, 2/1/50	165	151
5.930%, 5/1/60	136	168
DP World plc 144A 6.850%, 7/2/37(1)	370	461
Flowserve Corp. 3.500%, 10/1/30	685	679
GFL Environmental, Inc. 144A 3.750%, 8/1/25(1)	340	339
Hillenbrand, Inc. 5.000%, 9/15/26	375	407
	Par Value	Value

Industrials—continued
Howmet Aerospace, Inc. 6.875%, 5/1/25	$ 190	$ 210
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	440	590
Oshkosh Corp.
4.600%, 5/15/28	507	579
3.100%, 3/1/30	147	156
Quanta Services, Inc. 2.900%, 10/1/30	700	715
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	455	423
Spirit AeroSystems, Inc. 144A 5.500%, 1/15/25(1)	430	432
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	545	559
Stanley Black & Decker, Inc. 4.000%, 3/15/60(8)	399	415
TransDigm, Inc. 5.500%, 11/15/27	370	356
Transurban Finance Co. Pty Ltd. 144A 2.450%, 3/16/31(1)	560	571
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	205	225
		9,514

Information Technology—0.9%
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	15	16
Broadcom, Inc. 4.150%, 11/15/30	535	601
Citrix Systems, Inc. 3.300%, 3/1/30	815	870
Dell International LLC 144A 8.100%, 7/15/36(1)	270	354
Flex Ltd. 3.750%, 2/1/26	405	442
See Notes to Financial Statements
25

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	$ 595	$ 682
HP, Inc. 3.400%, 6/17/30	655	702
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	425	441
Motorola Solutions, Inc. 4.600%, 2/23/28	440	513
NCR Corp. 144A 5.250%, 10/1/30(1)	45	45
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	420	426
VMware, Inc.
3.900%, 8/21/27	333	372
4.700%, 5/15/30	345	408
Xerox Holdings Corp. 144A 5.500%, 8/15/28(1)	320	315
		6,187

Materials—0.7%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	410	416
Avient Corp. 144A 5.750%, 5/15/25(1)	410	435
Celanese US Holdings LLC 3.500%, 5/8/24	570	613
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	310	315
Glencore Funding LLC 144A 1.625%, 9/1/25(1)	565	559
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	670	733
	Par Value	Value

Materials—continued
Novelis Corp. 144A 4.750%, 1/30/30(1)	$ 225	$ 219
Nutrition & Biosciences, Inc.
144A 2.300%, 11/1/30(1)	435	438
144A 3.468%, 12/1/50(1)	62	62
Olin Corp. 5.625%, 8/1/29	555	547
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	200	211
Teck Resources Ltd. 6.125%, 10/1/35	500	597
		5,145

Real Estate—1.1%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	580	633
Corporate Office Properties LP 3.600%, 5/15/23	715	750
EPR Properties 4.750%, 12/15/26	865	828
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	460	451
GLP Capital LP 5.750%, 6/1/28	560	639
Healthcare Trust of America Holdings LP
3.750%, 7/1/27	610	678
3.100%, 2/15/30	105	113
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	475	483
iStar, Inc. 4.250%, 8/1/25	445	415
See Notes to Financial Statements
26

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Real Estate—continued
MPT Operating Partnership LP
5.000%, 10/15/27	$ 240	$ 250
4.625%, 8/1/29	115	120
Office Properties Income Trust 4.500%, 2/1/25	855	865
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	486
Service Properties Trust 4.950%, 2/15/27	640	570
Spirit Realty LP 3.200%, 2/15/31	565	551
		7,832

Utilities—0.6%
American Electric Power Co., Inc. 2.300%, 3/1/30	500	515
DPL, Inc. 4.350%, 4/15/29	402	429
Edison International 4.125%, 3/15/28	540	554
Exelon Corp. 3.497%, 6/1/22	300	314
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(1)	435	488
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	210	226
Southern Power Co. 4.150%, 12/1/25	585	671
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	260	252
	Par Value	Value

Utilities—continued
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	$ 210	$ 230
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(1)	580	632
		4,311

Total Corporate Bonds and Notes (Identified Cost $82,684)		86,744

Leveraged Loans(4)—1.8%
Aerospace—0.1%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	348	346
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/20/27	430	437
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.397%, 5/30/25	205	193
		976

Chemicals—0.1%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.156%, 10/21/24	201	198
See Notes to Financial Statements
27

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.147%, 4/1/24	$ 259	$ 251
		449

Consumer Non-Durables—0.0%
Kronos Acquisition Holdings, Inc. Tranche B-3 (1 month LIBOR + 4.000%) 5.000%, 5/15/23	296	293
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 2.897%, 11/1/26	105	102
California Resources Corp. 2016 (1 month LIBOR + 10.375%) 11.375%, 12/31/21(2)	80	2
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	260	246
		350

Financial—0.0%
Ryan Specialty Group LLC (1 month LIBOR + 3.250%) 4.000%, 9/1/27	50	50
Food / Tobacco—0.0%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.897%, 1/15/27	99	95
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.897%, 3/31/25	181	174
		269

	Par Value	Value

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.156%, 7/1/26	$ 491	$ 476
Graham Packaging Co., Inc. (1 month LIBOR + 3.750%) 4.500%, 8/4/27	430	427
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.897%, 2/4/27	67	66
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.273%, 1/31/25	40	36
		1,005

Gaming / Leisure—0.1%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	55	55
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.647%, 2/12/27	278	244
Seminole Tribe of Florida (1 month LIBOR + 1.750%) 1.897%, 7/8/24	299	292
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	164	156
		747

Healthcare—0.2%
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	82	82
See Notes to Financial Statements
28

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.901%, 11/27/25	$ 112	$ 109
(1 month LIBOR + 3.000%) 3.151%, 6/2/25	58	56
Catalent Pharma Solutions, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.250%, 5/18/26	213	212
CHG Healthcare Services, Inc. (3 month LIBOR + 3.000%) 4.000%, 6/7/23	313	308
Greatbatch Ltd. Tranche B (1 month LIBOR + 2.500%) 0.000%, 10/27/22(10)	435	434
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.897%, 11/17/25	353	342
		1,543

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	51	50
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.145%, 11/21/24	529	523
		573

	Par Value	Value

Information Technology—0.1%
Applied Systems, Inc.
First Lien (3 month LIBOR + 3.250%) 0.000%, 9/19/24(10)	$ 215	$ 213
Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	57	58
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.397%, 10/2/25	453	439
Sophia LP (3 month LIBOR + 3.750%) 0.000%, 10/7/27(10)	55	55
Ultimate Software Group, Inc. (The) 2020 (3 month LIBOR + 4.000%) 4.750%, 5/4/26	175	174
		939

Manufacturing—0.0%
Gardner Denver, Inc. Tranche A (1 month LIBOR + 2.750%) 2.897%, 3/1/27	40	39
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.897%, 2/28/27	45	43
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	259	246
		328

See Notes to Financial Statements
29

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.905%, 9/18/26	$ 346	$ 338
Media / Telecom - Cable/Wireless Video—0.1%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.402%, 1/15/26	271	261
Radiate Holdco LLC Tranche B (3 month LIBOR + 3.500%) 0.000%, 9/25/26(10)	53	53
Virgin Media Bristol LLC Tranche B (3 month LIBOR + 3.250%) 0.000%, 1/31/29(10)	70	69
		383

Media / Telecom - Diversified Media—0.0%
UPC Broadband Holding B.V.
Tranche B-1 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(10)	170	164
Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 1/31/29(10)	170	165
		329

Media / Telecom - Telecommunications—0.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.397%, 3/15/27	154	147
Consolidated Communications, Inc.
(3 month LIBOR + 4.750%) 0.000%, 10/2/27(10)	145	143
	Par Value	Value

Media / Telecom - Telecommunications—continued
2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	$ 198	$ 196
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.147%, 3/9/27	348	338
		824

Media / Telecom - Wireless Communications—0.1%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.397%, 4/4/26	40	38
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.900%, 4/11/25	205	200
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.147%, 4/1/27	294	294
		532

Service—0.2%
Asplundh Tree Expert LLC (3 month LIBOR + 2.500%) 2.655%, 9/4/27	95	95
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.750%) 3.895%, 2/6/26	413	408
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.397%, 12/31/25	418	402
See Notes to Financial Statements
30

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Par Value	Value

Service—continued
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	$ 288	$ 270
		1,175

Transportation - Automotive—0.1%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	301	256
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.660%, 11/6/24	227	225
		481

Utility—0.2%
APLP Holdings LP 2020, Tranche B (3 month LIBOR + 2.500%) 3.500%, 4/14/25	223	223
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	427	415
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.400%, 4/5/26	449	437
		1,075

Total Leveraged Loans (Identified Cost $12,949)		12,659

Shares
Preferred Stocks—0.5%
Financials—0.4%
Discover Financial Services Series D, 6.125%(8)	175 (11)	185
	Shares	Value
Financials—continued
Fifth Third Bancorp Series L, 4.500%(8)	452 (11)	$ 455
JPMorgan Chase & Co. Series HH, 4.600%	199 (11)	195
KeyCorp Series D, 5.000%(9)	375 (11)	378
MetLife, Inc. Series D, 5.875%	277 (11)	301
PNC Financial Services Group, Inc. (The) Series S, 5.000%	715 (11)	755
Truist Financial Corp. Series Q, 5.100%(8)	515 (11)	557
Zions Bancorp NA, 6.950%	6,400	176
		3,002

Industrials—0.1%
General Electric Co. Series D, 5.000%	645 (11)	514
Total Preferred Stocks (Identified Cost $3,443)		3,516

Common Stocks—69.0%
Communication Services—11.3%
Activision Blizzard, Inc.	64,190	5,196
Adevinta ASA(12)	153,825	2,644
Ascential plc(12)	667,874	2,537
Auto Trader Group plc	477,287	3,467
Clear Channel Outdoor Holdings, Inc.(12)	1,381	2
CTS Eventim AG & Co. KGaA(12)	62,130	3,007
Facebook, Inc. Class A(12)	85,450	22,379
Karnov Group AB	369,404	2,227
MarkLines Co., Ltd.	78,700	1,781
Netflix, Inc.(12)	32,700	16,351
New Work SE	5,452	1,665
Rightmove plc	521,548	4,218
Tencent Holdings Ltd. ADR	182,240	12,329
See Notes to Financial Statements
31

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Shares	Value

Communication Services—continued
Tongdao Liepin Group(12)	655,000	$ 1,639
Yandex N.V. Class A(12)	36,147	2,359
		81,801

Consumer Discretionary—15.4%
Alibaba Group Holding Ltd. Sponsored ADR(12)	82,820	24,347
Amazon.com, Inc.(12)	11,860	37,344
Home Depot, Inc. (The)	20,250	5,624
Las Vegas Sands Corp.	103,140	4,812
McDonald’s Corp.	20,610	4,524
MercadoLibre, Inc.(12)	7,710	8,346
Mercari, Inc.(12)	55,700	2,574
NIKE, Inc. Class B	87,390	10,971
Ross Stores, Inc.	56,570	5,279
Trip.com Group Ltd. ADR(12)	82,850	2,580
Union Auction PCL	6,446,000	2,846
Vasta Platform Ltd.(12)	102,828	1,587
		110,834

Consumer Staples—2.6%
Estee Lauder Cos., Inc. (The) Class A	9,270	2,023
Heineken Malaysia Bhd(12)	39,800	198
McCormick & Co., Inc.	22,500	4,367
Monster Beverage Corp.(12)	70,350	5,642
Procter & Gamble Co. (The)	46,920	6,522
		18,752

Energy—0.2%
Frontera Energy Corp.	1,798	3
Pason Systems, Inc.	434,381	1,726
		1,729

Financials—4.2%
Bank of America Corp.	278,360	6,706
CME Group, Inc.	20,140	3,370
	Shares	Value

Financials—continued
Gruppo Mutuionline SpA	139,280	$ 3,870
MarketAxess Holdings, Inc.	15,720	7,571
Mortgage Advice Bureau Holdings Ltd.(12)	236,217	2,149
Progressive Corp. (The)	29,350	2,778
Sabre Insurance Group plc	486,752	1,598
VNV Global AB(12)	324,205	2,599
		30,641

Health Care—3.9%
Danaher Corp.	38,430	8,275
Haw Par Corp., Ltd.	315,200	2,154
HealthEquity, Inc.(12)	43,410	2,230
Illumina, Inc.(12)	9,400	2,905
Nakanishi, Inc.	63,000	1,126
Zoetis, Inc.	69,270	11,455
		28,145

Industrials—9.3%
BTS Group AB Class B(12)	87,329	1,960
CAE, Inc.	139,551	2,041
CoStar Group, Inc.(12)	10,940	9,283
CTT Systems AB(12)	76,230	1,049
DSV PANALPINA A/S	8,034	1,313
Enento Group Oyj	78,378	3,124
Equifax, Inc.	20,300	3,185
Fair Isaac Corp.(12)	11,610	4,939
Haitian International Holdings Ltd.	585,000	1,362
HeadHunter Group plc ADR	262,629	6,429
Kansas City Southern	32,980	5,964
Knorr-Bremse AG	8,582	1,013
Marel HF	421,474	2,051
Max Stock Ltd.(12)	404,186	1,410
MTU Aero Engines AG	6,617	1,102
Roper Technologies, Inc.	17,880	7,064
Rotork plc	335,895	1,223
S-1 Corp.	15,002	1,125
Simplybiz Group plc (The)	1,357,260	2,745
See Notes to Financial Statements
32

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
	Shares	Value

Industrials—continued
Uber Technologies, Inc.(12)	138,230	$ 5,042
Voltronic Power Technology Corp.	98,894	3,359
		66,783

Information Technology—20.9%
Accenture plc Class A	25,840	5,840
Admicom Oyj	11,871	1,077
Alten SA(12)	39,915	3,791
Amphenol Corp. Class A	79,740	8,633
Avalara, Inc.(12)	91,670	11,673
Bill.com Holdings, Inc.(12)	185,794	18,637
Bouvet ASA	40,402	2,608
Brockhaus Capital Management AG(12)	40,915	1,439
Duck Creek Technologies, Inc.(12)(13)	208,727	9,482
FDM Group Holdings plc	135,161	1,775
Fortnox AB	32,097	968
Freee KK(12)	18,200	1,380
NVIDIA Corp.	41,670	22,553
Paycom Software, Inc.(12)	44,340	13,803
SimCorp A/S	16,172	2,128
Snowflake, Inc. Class A(12)	2,124	533
Trade Desk, Inc. (The) Class A(12)	29,090	15,091
Visa, Inc. Class A	80,690	16,136
Webcash Corp.	53,113	3,157
Webstep AS(12)	282,917	649
Workday, Inc. Class A(12)	45,740	9,840
		151,193

Materials—1.2%
Corp. Moctezuma SAB de C.V.	482,093	1,156
	Shares	Value

Materials—continued
Ecolab, Inc.	35,770	$ 7,148
		8,304

Total Common Stocks (Identified Cost $250,312)		498,182

Warrant—0.0%
Financials—0.0%
VNV Global AB(12)	88,478	77
Total Warrant (Identified Cost $—)		77

Total Long-Term Investments—98.6% (Identified Cost $453,587)		711,592

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.025%)(14)	8,346,808	8,347
Total Short-Term Investment (Identified Cost $8,347)		8,347

TOTAL INVESTMENTS—99.7% (Identified Cost $461,934)		$719,939
Other assets and liabilities, net—0.3%		1,827
NET ASSETS—100.0%		$721,766
See Notes to Financial Statements
33

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ADR	American Depositary Receipt
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
WaMu	Washington Mutual

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities amounted to a value of $97,371 or 13.5% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of September 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	No contractual maturity date.
(7)	Amount is less than $500.
(8)	Interest payments may be deferred.
(9)	Interest may be forfeited.
(10)	This loan will settle after September 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	All or a portion of the security is restricted.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings (Unaudited)†
United States	77%
China	6
United Kingdom	3
Brazil	1
Sweden	1
Russia	1
Canada	1
Other	10
Total	100%
† % of total investments as of September 30, 2020.
For information regarding the abbreviations, see the Key Investment Terms starting on page 4.
See Notes to Financial Statements
34

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2020, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$ 21,314	$ —	$ 21,314	$—
Corporate Bonds and Notes	86,744	—	86,744	— (1)
Foreign Government Securities	2,100	—	2,100	—
Leveraged Loans	12,659	—	12,659	—
Mortgage-Backed Securities	54,347	—	54,347	—
Municipal Bonds	7,700	—	7,700	—
U.S. Government Securities	24,953	—	24,953	—
Equity Securities:
Common Stocks	498,182	478,327	19,855	—
Preferred Stocks	3,516	176	3,340	—
Warrant	77	77	—	—
Money Market Mutual Fund	8,347	8,347	—	—
Total Investments	$719,939	$486,927	$233,012	$— (1)

(1)	Amount is less than $500.
Securities held by the Fund with an end of period value of $18,637 were transferred from Level 3 to Level 1 due to a market listing. Securities held by the Fund with an end of period value of $1,279 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $—(1) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Financial Statements
35

Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2020
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds and Notes	Mortgage-Backed Securities	Convertible Preferred Stock	Warrant
Investments in Securities
Balance as of September 30, 2019:	$ 5,212	$— (a)	$ 1,342	$ 3,862	$ 8
Accrued discount/(premium)	— (a)	—	— (a)	—	—
Realized gain (loss)	99	— (a)	—	99	(—) (a)
Change in unrealized appreciation (depreciation)(b)	14,806	—	7	14,797	2
Sales (c)	(201)	— (a)	(70)	(121)	(10)
Transfers into Level 3(d)	— (a)	— (a)	—	—	—
Transfers from Level 3(d)	(19,916)	—	(1,279)	(18,637)	—
Balance as of September 30, 2020	$ —(a)	$— (a)	$ —	$ —	$ —
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2020, was $14,804.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of September 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
36

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES September 30, 2020
(Reported in thousands except shares and per share amounts)
Assets
Investment in securities at value(1)	$ 719,939
Foreign currency at value(2)	13
Cash	3,896
Receivables
Investment securities sold	1,037
Fund shares sold	616
Dividends and interest	1,458
Tax reclaims	35
Prepaid Trustees’ retainer	14
Prepaid expenses	22
Other assets	77
Total assets	727,107
Liabilities
Payables
Fund shares repurchased	191
Investment securities purchased	4,365
Investment advisory fees	320
Distribution and service fees	148
Administration and accounting fees	61
Transfer agent and sub-transfer agent fees and expenses	78
Professional fees	34
Trustee deferred compensation plan	77
Interest expense and/or commitment fees	1
Other accrued expenses	66
Total liabilities	5,341
Net Assets	$ 721,766
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$ 451,481
Accumulated earnings (loss)	270,285
Net Assets	$ 721,766
Net Assets:
Class A	$ 683,100
Class C	$ 12,140
Class I	$ 26,526
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	56,448,545
Class C	975,630
Class I	2,198,433
See Notes to Financial Statements
37

TACTICAL ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2020
(Reported in thousands except shares and per share amounts)
Net Asset Value and Redemption Price Per Share:
Class A	$ 12.10
Class C	$ 12.44
Class I	$ 12.07
Maximum Offering Price per Share (NAV/(1-5.75%*)):
Class A	$ 12.84
* Maximum sales charge
(1) Investment in securities at cost	$ 461,934
(2) Foreign currency at cost	$ 14

See Notes to Financial Statements
38

TACTICAL ALLOCATION FUND
STATEMENT OF OPERATIONS YEAR ENDED September 30, 2020
($ reported in thousands)
Investment Income
Dividends	$ 3,101
Interest	7,938
Security lending, net of fees	27
Foreign taxes withheld	(125)
Total investment income	10,941
Expenses
Investment advisory fees	3,454
Distribution and service fees, Class A	1,524
Distribution and service fees, Class C	96
Administration and accounting fees	663
Transfer agent fees and expenses	334
Sub-transfer agent fees and expenses, Class A	174
Sub-transfer agent fees and expenses, Class I	2
Custodian fees	5
Printing fees and expenses	34
Professional fees	57
Interest expense and/or commitment fees	4
Registration fees	57
Trustees’ fees and expenses	52
Miscellaneous expenses	269
Total expenses	6,725
Plus net expenses recaptured(1)	5
Less low balance account fees	(11)
Net expenses	6,719
Net investment income (loss)	4,222
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	13,465
Foreign currency transactions	(64)
Net change in unrealized appreciation (depreciation) on:
Investments	148,434
Foreign currency transactions	— (2)
Net realized and unrealized gain (loss) on investments	161,835
Net increase (decrease) in net assets resulting from operations	$166,057

(1)	See Note 3D in Notes to Financial Statements.
(2)	Amount is less than $500.
See Notes to Financial Statements
39

TACTICAL ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
(reported in thousands)
	Year Ended September 30, 2020	Year Ended September 30, 2019
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$ 4,222	$ 5,876
Net realized gain (loss)	13,401	9,800
Net increase from payment by affiliate	—	12
Net change in unrealized appreciation (depreciation)	148,434	27,097
Increase (decrease) in net assets resulting from operations	166,057	42,785
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(11,431)	(8,659)
Class C	(118)	(106)
Class I	(110)	(23)
Total Dividends and Distributions to Shareholders	(11,659)	(8,788)
Change in Net Assets from Capital Transactions
Shares sold and cross class conversions:
Class A (2,820 and 618 shares, respectively)	30,276	5,756
Class C (293 and 178 shares, respectively)	3,215	1,738
Class I (2,470 and 315 shares, respectively)	27,408	2,979
Net assets from merger(1):
Class A (— and 48,375 shares, respectively)	—	423,501
Class C (— and 636 shares, respectively)	—	5,724
Reinvestment of distributions:
Class A (1,062 and 891 shares, respectively)	10,675	7,982
Class C (11 and 12 shares, respectively)	114	101
Class I (10 and 2 shares, respectively)	110	22
Shares repurchased and cross class conversions:
Class A ((7,341) and (5,183) shares, respectively)	(76,872)	(48,127)
Class C ((203) and (327) shares, respectively)	(2,171)	(3,141)
Class I ((578) and (21) shares, respectively)	(6,303)	(206)
Increase (decrease) in net assets from capital transactions	(13,548)	396,329
Net increase (decrease) in net assets	140,850	430,326
Net Assets
Beginning of period	580,916	150,590
End of Period	$ 721,766	$ 580,916

(1)	See Note 10 in Notes to Financial Statements.
See Notes to Financial Statements
40

THIS PAGE INTENTIONALLY BLANK.

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions

Class A
10/1/19 to 9/30/20	$9.51	0.07	2.71	2.78	(0.07)	(0.12)	(0.19)
10/1/18 to 9/30/19	9.66	0.13	0.06	0.19	(0.12)	(0.22)	(0.34)
10/1/17 to 9/30/18	9.00	0.14	0.73	0.87	(0.14)	(0.07)	(0.21)
4/1/17 to 9/30/17(9)	8.33	0.08	0.69	0.77	(0.08)	(0.02)	(0.10)
4/1/16 to 3/31/17	8.44	0.17	0.56	0.73	(0.15)	(0.69)	(0.84)
4/1/15 to 3/31/16	9.75	0.20	(0.88)	(0.68)	(0.17)	(0.46)	(0.63)
Class C
10/1/19 to 9/30/20	$9.78	(0.01)	2.80	2.79	(0.01)	(0.12)	(0.13)
10/1/18 to 9/30/19	9.93	0.06	0.05	0.11	(0.04)	(0.22)	(0.26)
10/1/17 to 9/30/18	9.24	0.07	0.75	0.82	(0.06)	(0.07)	(0.13)
4/1/17 to 9/30/17(9)	8.55	0.05	0.70	0.75	(0.04)	(0.02)	(0.06)
4/1/16 to 3/31/17	8.64	0.11	0.57	0.68	(0.08)	(0.69)	(0.77)
4/1/15 to 3/31/16	9.96	0.14	(0.90)	(0.76)	(0.10)	(0.46)	(0.56)
Class I
10/1/19 to 9/30/20	$9.51	0.08	2.70	2.78	(0.10)	(0.12)	(0.22)
1/29/19 (14) to 9/30/19	8.66	0.10	0.85	0.95	(0.10)	—	(0.10)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
42

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Payment from Affiliates(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)(5)	Ratio of Gross Expenses to Average Net Assets(4)(5)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover Rate

—	2.59	$12.10	29.72%	$683,100	1.06% (6)	1.06%	0.68%	35%
— (7)	(0.15)	9.51	2.36 (8)	569,543	1.14 (6)	1.14	1.33	51
—	0.66	9.66	9.73	146,854	1.26	1.27	1.47	41
—	0.67	9.00	9.25	142,481	1.38	1.38	1.81	26
—	(0.11)	8.33	9.20 (10)	137,388	1.37 (10)(11)	1.38	1.86 (10)	104
—	(1.31)	8.44	(7.36)	147,546	1.32	1.33	2.25	81

—	2.66	$12.44	28.82%	$ 12,140	1.83% (6)(12)	1.78%	(0.10) %	35%
— (7)	(0.15)	9.78	1.48 (8)	8,560	1.91 (13)	1.99	0.59	51
—	0.69	9.93	8.94	3,736	2.04	2.05	0.68	41
—	0.69	9.24	8.80	4,054	2.14	2.15	1.05	26
—	(0.09)	8.55	8.37 (10)	4,378	2.11 (10)(11)	2.13	1.13 (10)	104
—	(1.32)	8.64	(8.02)	5,460	2.07	2.08	1.51	81

—	2.56	$12.07	29.74%	$ 26,526	0.82% (6)	0.82%	0.73%	35%
— (7)	0.85	9.51	10.94 (8)	2,813	0.88 (6)	0.89	1.52	51 (15)

The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
43

TACTICAL ALLOCATION FUND
FINANCIAL HIGHLIGHTS (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	The Fund will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(6)	The share class is currently under its expense limitation.
(7)	Amount is less than $0.005 per share.
(8)	Payment from affiliates had no impact on total return.
(9)	The Fund changed its fiscal year end to September 30, during the period.
(10)	State Street Bank & Trust, custodian for the Fund through January 29, 2010, reimbursed the Fund for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included, the impact would have been to lower the Ratio of Net Expenses to Average Net Assets and increase the Ratio of Net Investment Income (Loss) to Average Net Assets by 0.08%. Custody fees reimbursed were included in Total Return. If excluded, the impact would have been to lower the Total Return by 0.08%.
(11)	Net expense ratio includes extraordinary proxy expenses.
(12)	See Note 3D in Notes to Financial Statements for information on recapture of expenses previously waived.
(13)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(14)	Inception date.
(15)	Portfolio turnover is representative of the Fund for the entire year ended September 30, 2019.
See Notes to Financial Statements
44

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS September 30, 2020
Note 1. Organization
Virtus Equity Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of this report, 12 funds of the Trust are offered for sale, of which the Tactical Allocation Fund (the “Fund”) is reported in this annual report. The Fund’s investment objectives are outlined in the Fund Summary page. There is no guarantee that the Fund will achieve its objectives.
The Fund offers Class A shares, Class C shares and Class I shares.
Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which the CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Effective January 1, 2019, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares ten years after the purchase date. Class I shares are sold without a front-end sales charge or CDSC.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from
45

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.	Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•     Level 1 –  quoted prices in active markets for identical securities (security types generally include listed equities).
•     Level 2 –  prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•     Level 3 –  prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do
46

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.	Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.	Income Taxes
The Fund is treated as a separate taxable entity. It is the Fund’s intention to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
47

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2017 forward (with limited exceptions).
D.	Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.
E.	Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expense to each fund or an alternative allocation method can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of the Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.	Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.	When-Issued Purchases and Forward Commitments (Delayed Delivery)
The Fund may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by the Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. The Fund records when-issued and forward commitment securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
H.	Leveraged Loans
The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in
48

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
I.	Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York Mellon (“BNYM”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNYM for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) that permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
49

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Effective March 13, 2020, the securities lending program was put on hold and all securities on loan were recalled.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.	Investment Adviser
Virtus Investment Advisers, Inc. (the “Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment program and general operations of the Fund, including oversight of the Fund’s subadvisers.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
0.55%	0.50%	0.45%
B.	Subadvisers
The subadvisers manage the investments of the Fund for which they are paid a fee by the Adviser.
Newfleet Asset Management, LLC, an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s fixed income portfolio. Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus, is the subadviser to the Fund’s domestic equity portfolio and international equity portfolio.
C.	Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following percentages of the Fund’s average net asset values through January 31, 2021. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. The waivers and reimbursements are calculated daily and received monthly.

Class A	Class C	Class I
1.15% ‡	1.90% ‡	0.90% ‡
‡	Each share class is currently below its expense cap.
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.	Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such
50

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement.
During the period ended September 30, 2020, the Adviser recaptured expenses previously waived for the Fund:

Class A	Class C	Class I	Total
$2	$6	$— (1)	$8
(1) Amount is less than $500.
E.	Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the fiscal year (the “period”) ended September 30, 2020, it retained net commissions of $30 for Class A shares and CDSC of $(6) for Class C shares.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the following annual rates: 0.25% for Class A shares and 1.00% for Class C shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
F.	Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as administrator and transfer agent to the Fund.
For the period ended September 30, 2020, the Fund incurred administration fees totaling $600 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the period ended September 30, 2020, the Fund incurred transfer agent fees totaling $269 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.	Payment from Affiliate
The Fund was reimbursed by KAR for costs incurred due to an error in the processing of a corporate action of an investment during the period ended September 30, 2020.
H.	Trustee Compensation
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees.
51

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at September 30, 2020.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2020, were as follows:
Purchases	Sales
$191,911	$224,024
Purchases and sales of long-term U.S. Government and agency securities during the period ended September 30, 2020, were as follows:
Purchases	Sales
$26,195	$17,695
Note 5. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objectives. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The expected discontinuation of LIBOR could have a significant impact on the financial markets and may present a material risk for certain market participants, including the Fund. Abandonment of or modifications to LIBOR could lead to significant short- and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not
52

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
completed in a timely manner. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.
Note 6.  Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund has had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 7. Restricted Securities
($ reported in thousands)
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities. The Fund held the following security considered to be restricted at September 30, 2020:
Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Duck Creek Technologies, Inc.	06/05/2020	$3,300	$9,482	1.3%
Note 8. Redemption Facility
($ reported in thousands)
On September 18, 2017, the Fund and certain other affiliated funds entered into a $150,000 unsecured line of credit (“Credit Agreement”). This Credit Agreement, as amended, is with a commercial bank that allows the Fund to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of the Fund’s total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days and has been renewed for a period up to March 11, 2021. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Fund and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the Credit Agreement. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.
The Fund had no borrowings at any time during the period ended September 30, 2020.
53

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Note 9. Federal Income Tax Information
($ reported in thousands)
At September 30, 2020, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 462,500	$ 267,572	$ (10,133)	$ 257,439
The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$4,763	$8,149
The differences between the book and tax basis distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the fiscal periods ended September 30, 2020 and 2019 was as follows:
	Year Ended	Year Ended
	2020	2019
Ordinary Income	$ 4,750	$5,422
Long-Term Capital Gains	6,909	3,366
Total	$11,659	$8,788
For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or NAV of the Fund. As of September 30, 2020, the Fund recorded reclassifications to increase (decrease) the accounts as listed below:
Capital Paid in on Shares of Beneficial Interest	Total Distributable Earnings (Accumulated Losses)
$ (62)	$ 62
54

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Note 10. Reorganization
($ reported in thousands)
On November 14, 2018, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) with respect to Virtus Strategic Allocation Fund (the “Merged Fund”), a series of the Trust, and Tactical Allocation Fund (the “Acquiring Fund”), a series of the Trust, which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to allow shareholders of both funds to own shares of a larger combined fund and to allow shareholders of the Merged Fund to own shares of a fund with a similar investment objective and style as, and potentially lower expenses than, the Merged Fund. The reorganization was accomplished by a tax-free exchange of shares on January 25, 2019. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Merged Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
The share transactions associated with the merger are as follows:
Merged Fund	Shares Outstanding	Acquiring Fund	Shares Converted	Merged Fund Net Asset Value of Converted Shares
Virtus Strategic Allocation Fund		Tactical Allocation Fund
Class A Shares	30,726,803	Class A Shares	48,374,727	$423,501
Class C Shares	419,945	Class C Shares	635,849	5,724
The net assets and net unrealized appreciation (depreciation) before the acquisition were as follows:
Merged Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
Virtus Strategic Allocation Fund	$429,225	$55,954	Tactical Allocation Fund	$133,917
The net assets of the Acquiring Fund immediately following the acquisition were $563,142.
55

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
Assuming the acquisition had been completed on October 1, 2018, the Tactical Allocation Fund’s pro-forma results of operations for the period ended September 30, 2019 would have been as follows:
Net investment income (loss)	$7,628(a)
Net realized and unrealized gain (loss) on investments	5,864 (b)
Net increase (decrease) in net assets resulting from operations	$13,492
(a) $5,876, as reported in the Statement of Operations, plus $1,752 net investment income from Virtus Strategic Allocation Fund pre-merger.
(b) $36,909, as reported in the Statement of Operations, plus $(31,045) net realized and unrealized gain (loss) on investments from Virtus Strategic Allocation Fund pre-merger.
Because the Merged Fund and the Acquiring Fund have been managed as an integrated single Fund since the completion date it is not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Strategic Allocation Fund that have been included in the acquiring Tactical Allocation Fund’s Statement of Operations since January 25, 2019.
Note 11. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 12. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. This ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. For public companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has evaluated the implications of certain provisions of ASU No. 2018-13 and has determined to early adopt all aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU
56

TACTICAL ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2020
2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
Note 13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following are the subsequent events requiring recognition or disclosure in these financial statements.
Effective October 1, 2020, the Fund may loan portfolio securities under the securities lending program.
Effective October 30, 2020, Virtus Rampart Multi-Asset Trend Fund and Virtus Rampart Sector Trend Fund, each formerly a series of Virtus Opportunities Trust, were merged with and into Virtus Tactical Allocation Fund, a series of Virtus Equity Trust.
57

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Equity Trust and Shareholders of Virtus Tactical Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Tactical Allocation Fund (one of the funds constituting Virtus Equity Trust, referred to hereafter as the “Fund”) as of September 30, 2020, the related statement of operations for the year ended September 30, 2020, the statements of changes in net assets for each of the two years in the period ended September 30, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2020
We have served as the Virtus Mutual Funds’ auditor since at least 1977. We have not been able to determine the specific year we began serving as auditor.
58

TACTICAL ALLOCATION FUND
TAX INFORMATION NOTICE (Unaudited)
September 30, 2020
For the fiscal year ended September 30, 2020, the Fund makes the following disclosures for federal income tax purposes. Below is listed the percentages, or the maximum amount allowable, of its ordinary income dividends (“QDI”) to qualify for the lower tax rates applicable to individual shareholders, and the percentage of ordinary income dividends earned by the Fund which qualifies for the dividends received deduction (“DRD”) for corporate shareholders. The actual percentage of QDI and DRD for the calendar year will be designated in year-end tax statements. The Fund designates the amounts below as long-term capital gains (“LTCG”) dividends taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.
QDI	DRD	LTCG
30%	18%	$8,369
59

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk, which is the risk that the Fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Program is overseen by the Adviser as the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.
Assessment and management of the Fund’s liquidity risk under the Program takes into consideration certain factors, such as the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of Fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
At a meeting of the Board held on May 19-21, 2020, the Board received a report from the Program Administrator addressing the operation and management of the Program for the period from December 1, 2018 through December 31, 2019 (the “Review Period”). The Board acknowledged that because the Review Period ended before 2020, it did not cover the more recent period of market volatility relating to the COVID-19 pandemic. The Program Administrator’s report noted that for the Review Period, the Program Administrator believed that the Program was implemented and operated effectively in all material respects and that existing procedures, controls and safeguards were appropriately designed to enable the Program Administrator to administer the Program in compliance with Rule 22e-4. The Program Administrator’s report noted that during the Review Period, there were no events that created liquidity related concerns for the Fund. The Program Administrator’s report further noted that while changes to the Program had been made during the Review Period and reported to the Board, no material changes were made to the Program as a result of the Program Administrator’s annual review.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
60

FUND MANAGEMENT TABLES (Unaudited)
Information pertaining to the Trustees and officers of the Trust as of the date of issuance of this report, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.
The address of each individual, unless otherwise noted, is c/o Virtus Equity Trust, One Financial Plaza, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.
Independent Trustees
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Brown, Thomas J. YOB: 1945 Served Since: 2016 68 Portfolios	Retired.	Honorary Board Member (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (8 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 72 Portfolios	Retired.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; and Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Harris, Sidney E. YOB: 1949 Served Since: 2017 68 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2019), Mutual Fund Directors Forum; Trustee (since 2017), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Director (1999 to 2019) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (since 2012), International University of the Grand Bassam Foundation; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
61

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Mallin, John R. YOB: 1950 Served Since: 2016 68 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; Member (since 2014), Counselors of Real Estate.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Mutual Fund Family (54 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (8 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2015 68 Portfolios	Retired. Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College.	Honorary Board Member (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee since 2015), Virtus Mutual Fund Family (54 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (8 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 68 Portfolios	Retired (since 2013). Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013), Vice President Global Finance Transformation (2007 to 2009), Vice President and Controller (1999 to 2007), The Coca-Cola Company.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Director (since 2019), Global Payments Inc.; Trustee (since 2017), Virtus Mutual Fund Family (54 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (2014 to 2019), Total System Services, Inc.; Member (since 2011) and Chair (2014 to 2016), Georgia State University, Robinson College of Business Board of Advisors; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 1993 72 Portfolios	Retired.	Director and Chairman (since 2016), Virtus Total Return Fund Inc.; Director and Chairman (2016 to 2019), the former Virtus Total Return Fund Inc.; Director and Chairman (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (8 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (1991 to 2019) and Chairman (2010 to 2019), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (54 portfolios).
62

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
McNamara, Geraldine M. YOB: 1951 Served Since: 2001 72 Portfolios	Retired.	Director (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc. and Virtus Total Return Fund Inc.; Trustee (since 2020), Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (8 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (54 portfolios).
Oates, James M. YOB: 1946 Served Since: 1993 68 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm).	Director (since 2016), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (8 portfolios); Director (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (54 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 1983 68 Portfolios	Retired. Managing Director (1998 to 2013), Northway Management Company.	Honorary Board Member (since 2020), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (8 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (54 portfolios).
Walton, R. Keith YOB: 1964 Served Since: 2020 68 Portfolios	Venture and Operating Partner (since 2020), Plexo Capital, LLC; Venture Partner (since 2019) and Senior Adviser (2018 to 2019), Plexo, LLC; Senior Adviser (2018 to 2019), Vatic Labs, LLC; Executive Vice President, Strategy (2017 to 2019), Zero Mass Water, LLC; Vice President, Strategy (2013 to 2017), Arizona State University; Partner (since 2006), Global Infrastructure Partners.	Trustee (since 2020) Virtus Alternative Solutions Trust (3 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (since 2017), certain funds advised by Bessemer Investment Management LLC; Director (since 2016), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (2006 to 2019), Systematica Investments Limited Funds; Director (2006 to 2017), BlueCrest Capital Management Funds; Trustee (2014 to 2017), AZ Service; Director (since 2004), Virtus Total Return Fund Inc.; and Director (2004 to 2019), the former Virtus Total Return Fund Inc.
63

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Year of Birth, Length of Time Served and Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Zino, Brian T. YOB: 1952 Served Since: 2020 68 Portfolios	Retired. Various roles (1982 to 2008), J. & W. Seligman & Co. Incorporated, including President (1994 to 2008).	Trustee (since 2020) Virtus Alternative Solutions Trust (3 portfolios), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Director (since 2016), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee (since 2016), Virtus Global Multi-Sector Income Fund; Director (since 2014), Virtus Total Return Fund Inc.; Director (2014 to 2019), the former Virtus Total Return Fund Inc.; Trustee (since 2011), Bentley University; Director (1986 to 2008) and President (1994 to 2008), J&W Seligman Co. Inc.; Director (1998 to 2009), Chairman (2002 to 2004) and Vice Chairman (2000 to 2002), ICI Mutual Insurance Company; Member, Board of Governors of ICI (1998 to 2008).
Interested Trustee
Name, Year of Birth, Length of Time Served and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Served Since: 2006 70 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries, and various senior officer positions with Virtus affiliates (since 2005).	Chairman and Trustee (since 2015), Virtus ETF Trust II (2 portfolios); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (5 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (8 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (54 portfolios); Director, President and Chief Executive Officer (since 2006), Virtus Total Return Fund Inc.; and Director, President and Chief Executive Officer (2006 to 2019), the former Virtus Total Return Fund Inc.
*Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.
64

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Advisory Board Member
Name, Year of Birth, Length of Time Served, and Number of Portfolios in Fund Complex Overseen	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee During Past 5 Years
Moyer, William R. YOB: 1944 Served Since: 2020 68 Portfolios	Private investor (since 2004); Financial and Operations Principal (2006 to 2017), Newcastle Distributors LLC (broker dealer).	Advisory Board Member (since 2020), Virtus Variable Insurance Trust (8 portfolios) and Virtus Mutual Fund Family (54 portfolios); Advisory Board Member (since 2020) and Director (2016 to 2019), Virtus Total Return Fund Inc.; Director (2016 to 2019), the former Virtus Total Return Fund Inc.; Advisory Board Member (since 2020) and Director (2014 to 2019), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Advisory Board Member (since 2020) and Trustee (2011 to 2019), Virtus Global Multi-Sector Income Fund; Advisory Board Member (since 2020) and Trustee (2013 to 2016), Virtus Alternative Solutions Trust (3 portfolios).
Officers of the Trust Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Batchelar, Peter J. YOB: 1970	Senior Vice President (since 2017), and Vice President (2008 to 2016).	Senior Vice President, Product Development (since 2017), Vice President, Product Development (2008 to 2016), and various officer positions (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Vice President (2008 to 2016), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2016), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2013 to 2016), Virtus Alternative Solutions Trust; Senior Vice President (since 2017) and Vice President (2016 to 2017), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; and Senior Vice President (2017 to 2019) and Vice President (2016 to 2017), the former Virtus Total Return Fund Inc.
65

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016); Senior Vice President (2013 to 2016); Vice President (2011 to 2013); Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), and various officer positons (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc.; Executive Vice President (2016 to 2019), Senior Vice President (2013 to 2016), Vice President (2012 to 2013), Treasurer and Chief Financial Officer (since 2010), the former Virtus Total Return Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Utility and Infrastructure Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
66

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Carr, Kevin J. YOB: 1954	Senior Vice President (since 2013); Vice President (2005 to 2013); Chief Legal Officer, Counsel and Secretary (since 2005).	Vice President and Senior Counsel (2017 to Present), Senior Vice President (2009 to 2017), Vice President, Counsel and Secretary (2008 to 2009), and various officer positions (since 2005), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2013), Vice President (2005 to 2013),Chief Legal Officer, Counsel and Secretary (since 2005), Virtus Mutual Fund Family; Senior Vice President (2013 to 2014), Vice President (2012 to 2013), Secretary and Chief Legal Officer (2005 to 2013), and Assistant Secretary (2013 to 2014 and since 2017), Virtus Total Return Fund Inc.; Senior Vice President (2013 to 2014), Vice President (2012 to 2013),Secretary and Chief Legal Officer (2005 to 2013) and Assistant Secretary (2013 to 2014 and 2017 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Assistant Secretary (since 2013), Vice President, Chief Legal Officer, Counsel and Secretary (2010 to 2013), Virtus Variable Insurance Trust; Senior Vice President (2013 to 2014),Vice President (2011 to 2013), and Assistant Secretary (since 2011), Virtus Global Multi-Sector Income Fund; Assistant Secretary (since 2015), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Senior Vice President (since 2017) and Assistant Secretary (since 2013), Virtus Alternative Solutions Trust; Secretary (since 2015), ETFis Series Trust I; and Secretary (since 2015), Virtus ETF Trust II.
67

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017); Vice President (2011 to 2017); and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), and various officer positions (since 2003), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2016) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc.; Senior Vice President (2017 to 2019), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), the former Virtus Total Return Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2016) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President (since 2018), Duff & Phelps Select MLP and Midstream Energy Fund Inc., Virtus Total Return Fund Inc. and Virtus Global Multi-Sector Income Fund; Senior Vice President (2018 to 2019), the former Virtus Total Return Fund Inc.; Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
68

FUND MANAGEMENT TABLES (Unaudited) (Continued)
Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013); Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), and various senior officer positions (since 2006), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Director (since 2019), Virtus Global Funds ICAV; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select MLP and Midstream Energy Fund Inc.; Director (since 2013), Virtus Global Funds PLC; Executive Vice President (since 2013), Virtus Alternative Solutions Trust; Executive Vice President (since 2017), Virtus Total Return Fund Inc.; and Executive Vice President (2017 to 2019), the former Virtus Total Return Fund Inc.
69

Virtus Tactical Allocation Fund,
a series of Virtus Equity Trust (Unaudited)
Supplement dated October 30, 2020 to the Summary Prospectus and Statutory Prospectus, each, dated October 19, 2020, as supplemented
IMPORTANT NOTICE TO INVESTORS
At a virtual Special Meeting of Shareholders held on October 14, 2020, shareholders approved an Agreement and Plan of Reorganization under which Virtus Rampart Multi-Asset Trend Fund, a series of the Virtus Opportunities Trust (the “Trust”), will be combined into Virtus Tactical Allocation Fund (the “Fund”).
In addition, at a virtual Special Meeting of Shareholders held on October 23, 2020, shareholders approved an Agreement and Plan of Reorganization under which Virtus Rampart Sector Trend Fund, a series of the Trust, will also be combined into the Fund.
As a result, the adviser to the Fund, Virtus Investment Advisers, Inc. (the “Adviser”), has contractually agreed to limit total operating expenses for the Fund, effective October 31, 2020. These changes are described in more detail below.
Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses(b)	0.26%	0.24%	0.25%	0.21%
Total Annual Fund Operating Expenses	1.06%	1.79%	0.80%	0.76%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.07)%	(0.04)%	(0.04)%	(0.16)%
Total Annual Fund Operating Expenses After Expense Reimbursement (c)	0.99%	1.75%	0.76%	0.60%
(b) Estimated for current fiscal years as annualized.
(c) The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.75% for Class C Shares, 0.76% for Class I Shares, and 0.60% for Class R6 Shares through January 31, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:
	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$672	$885	$1,123	$1,804
Class C	Sold	$280	$569	$995	$2,183
	Held	$180	$569	$995	$2,183
Class I	Sold or Held	$80	$260	$468	$1,065
Class R6	Sold or Held	$61	$210	$390	$911
In the first table in the section “More Information About Fund Expenses” on page 7 of the statutory prospectus, the row corresponding to the Fund will be replaced with the following:
	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Virtus Tactical Allocation Fund	0.99%	1.75%	0.76%	0.60%
Investors should retain this supplement with the Prospectuses for future reference.
VOT 8020/Tactical AllocationNewExpCaps (10/2020)

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TACTICAL ALLOCATION FUND
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Philip R. McLoughlin, Chairman
George R. Aylward
Thomas J. Brown
Donald C. Burke
Sidney E. Harris
John R. Mallin
Hassell H. McClellan
Connie D. McDaniel
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
R. Keith Walton
Brian T. Zino
Advisory Board Member
William R. Moyer
Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Kevin J. Carr, Senior Vice President, Chief Legal Officer, Counsel and Secretary
Nancy J. Engberg, Senior Vice President and Chief Compliance Officer
Julia R. Short, Senior Vice President
Francis G. Waltman, Executive Vice President
Investment Adviser
Virtus Investment Advisers, Inc.
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services	1-800-243-1574
Adviser Consulting Group	1-800-243-4361
Website	Virtus.com

Important Notice to Shareholders
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

P.O. Box 9874
Providence, RI 02940-8074
For more information about Virtus Mutual Funds,
please contact us at 1-800-243-1574, or Virtus.com.
8648	11-20

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)

The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke, Connie D. McDaniel and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

•

Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for fiscal years ended September 30, 2019 and September 30, 2020 are $177,500 and $210,889, respectively.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for fiscal years ended September 30, 2019 and September 30, 2020 are $19,147 and $17,185, respectively. Such audit-related fees include out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for fiscal years ended September 30, 2019 and September 30, 2020 are $33,052 and $45,725, respectively.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are for fiscal years ended September 30, 2020 and September 30, 2019 are $0 and $0, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Equity Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal years ended September 30, 2019 and September 30, 2020 are $52,199 and $62,910, respectively.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/4/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/4/2020

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/4/2020

* Print the name and title of each signing officer under his or her signature.